UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2010

Item 1. Reports to Stockholders

Semiannual report Delaware Tax-Free Minnesota Fund Delaware Tax-Free Minnesota Intermediate Fund Delaware Minnesota High-Yield Municipal Bond Fund February 28, 2010 Fixed income mutual funds
This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund.

The figures in the semiannual report for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at www.delawareinvestments.com.

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On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Funds’ prospectus and any supplements thereto for more complete information.

Investments in Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Disclosure of Fund expenses	1
Sector allocations and credit quality breakdowns	4
Statements of net assets	7
Statements of operations	36
Statements of changes in net assets	38
Financial highlights	44
Notes to financial statements	62
Other Fund information	75
About the organization	86

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period September 1, 2009 to February 28, 2010

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/09	2/28/10	Expense Ratio	9/1/09 to 2/28/10*
Actual Fund return
Class A	$1,000.00	$1,041.10	0.93%	$4.71
Class B	1,000.00	1,037.20	1.68%	8.49
Class C	1,000.00	1,037.10	1.68%	8.49
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.18	0.93%	$4.66
Class B	1,000.00	1,016.46	1.68%	8.40
Class C	1,000.00	1,016.46	1.68%	8.40

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/09	2/28/10	Expense Ratio	9/1/09 to 2/28/10*
Actual Fund return
Class A	$1,000.00	$1,033.80	0.79%	$3.98
Class B	1,000.00	1,029.40	1.64%	8.25
Class C	1,000.00	1,029.40	1.64%	8.25
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.88	0.79%	$3.96
Class B	1,000.00	1,016.66	1.64%	8.20
Class C	1,000.00	1,016.66	1.64%	8.20

2

Delaware Minnesota High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/09	2/28/10	Expense Ratio	9/1/09 to 2/28/10*
Actual Fund return
Class A	$1,000.00	$1,063.30	0.91%	$4.66
Class B	1,000.00	1,060.40	1.66%	8.48
Class C	1,000.00	1,059.30	1.66%	8.48
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.28	0.91%	$4.56
Class B	1,000.00	1,016.56	1.66%	8.30
Class C	1,000.00	1,016.56	1.66%	8.30

*“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

Sector allocations and credit quality breakdowns
Delaware Tax-Free Minnesota Fund	As of February 28, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	100.51%
Corporate-Backed Revenue Bonds	4.02%
Education Revenue Bonds	6.06%
Electric Revenue Bonds	5.18%
Escrowed to Maturity Bonds	8.91%
Health Care Revenue Bonds	21.95%
Housing Revenue Bonds	7.15%
Lease Revenue Bonds	3.42%
Local General Obligation Bonds	17.56%
Pre-Refunded Bonds	17.54%
Special Tax Revenue Bonds	3.73%
State General Obligation Bonds	3.49%
Transportation Revenue Bonds	1.13%
Water & Sewer Revenue Bonds	0.37%
Total Value of Securities	100.51%
Liabilities Net of Receivables and Other Assets	(0.51%)
Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	27.65%
AA	27.31%
A	23.72%
BBB	11.16%
BB	2.52%
Not Rated	7.64%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

4

Delaware Tax-Free Minnesota Intermediate Fund	As of February 28, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	101.47%
Corporate-Backed Revenue Bonds	1.65%
Education Revenue Bonds	9.90%
Electric Revenue Bonds	7.56%
Escrowed to Maturity Bonds	1.72%
Health Care Revenue Bonds	17.24%
Housing Revenue Bonds	4.15%
Lease Revenue Bonds	1.94%
Local General Obligation Bonds	26.28%
Pre-Refunded Bonds	8.49%
Special Tax Revenue Bonds	11.05%
State General Obligation Bonds	5.80%
Transportation Revenue Bonds	2.41%
Water & Sewer Revenue Bonds	3.28%
Short-Term Investment	0.31%
Total Value of Securities	101.78%
Liabilities Net of Receivables and Other Assets	(1.78%)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	31.97%
AA	32.62%
A	21.87%
BBB	7.20%
BB	1.17%
Not Rated	5.17%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

5

Sector allocations and credit quality breakdowns
Delaware Minnesota High-Yield Municipal Bond Fund	As of February 28, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.30%
Corporate-Backed Revenue Bonds	3.35%
Education Revenue Bonds	9.43%
Electric Revenue Bonds	6.04%
Health Care Revenue Bonds	28.55%
Housing Revenue Bonds	12.58%
Lease Revenue Bonds	0.90%
Local General Obligation Bonds	11.44%
Pre-Refunded Bonds	8.69%
Special Tax Revenue Bonds	7.76%
State General Obligation Bonds	4.01%
Transportation Revenue Bond	1.39%
Water & Sewer Revenue Bonds	4.16%
Short-Term Investments	0.55%
Total Value of Securities	98.85%
Receivables and Other Assets Net of Liabilities	1.15%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	15.94%
AA	21.19%
A	24.34%
BBB	17.61%
BB	3.07%
Not Rated	17.85%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

6

Statements of net assets
Delaware Tax-Free Minnesota Fund	February 28, 2010 (Unaudited)

	Principal amount	Value
Municipal Bonds – 100.51%
Corporate-Backed Revenue Bonds – 4.02%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$6,500,000	$5,983,965
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	7,743,680
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	7,265,000	6,733,057
Seaway Port Authority of Duluth Industrial Development
Dock & Wharf Revenues Refunding (Cargill Project)
Series E 6.125% 11/1/14	4,500,000	4,520,340
		24,981,042
Education Revenue Bonds – 6.06%
Minnesota Colleges & Universities Revenue Fund Series A
5.00% 10/1/22 (AGM)	5,135,000	5,413,985
5.00% 10/1/28	8,900,000	9,666,556
5.00% 10/1/29 (NATL-RE)	5,665,000	5,971,079
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,270,638
Series 6-J1 5.00% 5/1/36	2,225,000	2,112,816
(Bethel University) Refunding Series 6-R 5.50% 5/1/37	2,500,000	2,365,175
(Carleton College) Series 6-T 5.00% 1/1/28	1,000,000	1,061,200
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,100,600
Series 7-A 5.00% 10/1/39	2,000,000	2,016,600
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	2,000,000	2,059,520
University Minnesota Series C 4.00% 2/1/16	515,000	569,441
		37,607,610
Electric Revenue Bonds – 5.18%
Chaska Electric Revenue Refunding (Generating Facilities)
Series A 5.00% 10/1/30	3,000,000	3,067,410
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	3,033,420
Series A
5.00% 10/1/34	6,250,000	6,329,000
5.125% 10/1/29	3,000,000	3,074,460

7

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System
Revenue Refunding Series B 4.75% 1/1/20 (AMBAC)	$2,500,000	$2,507,000
Puerto Rico Electric Power Authority Power Revenue
Refunding Series GG 4.75% 7/1/21 (AGM)	1,000,000	1,006,880
Series TT 5.00% 7/1/37	2,500,000	2,388,700
Series WW 5.50% 7/1/38	4,800,000	4,860,480
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A
5.25% 1/1/15 (AMBAC)	2,900,000	3,304,463
^Capital Appreciation 4.44% 1/1/25 (NATL-RE)	5,000,000	2,578,650
		32,150,463
Escrowed to Maturity Bonds – 8.91%
Dakota-Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
8.15% 9/1/16 (GNMA) (NATL-RE) (AMT)	405,000	540,238
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	12,744,540
(Bloomington Mortgage) Refunding Series B
8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	20,591,526
Southern Minnesota Municipal Power Agency Power
Supply System Revenue Refunding Series B
5.50% 1/1/15 (AMBAC)	990,000	1,046,232
University of Minnesota Series A
5.50% 7/1/21	12,500,000	14,811,125
5.75% 7/1/18	3,840,000	4,600,358
Western Minnesota Municipal Power Agency Supply
Revenue Series A 9.75% 1/1/16 (NATL-RE)	715,000	979,865
		55,313,884
Health Care Revenue Bonds – 21.95%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	1,876,119
Apple Valley Economic Development Authority Health
Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,437,884
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/24 (RADIAN)	740,000	731,719
5.00% 9/1/31 (RADIAN)	500,000	465,705

8

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	$2,500,000	$2,554,650
Maple Grove Health Care System Revenue
(Maple Grove Hospital) 5.25% 5/1/37	2,950,000	2,806,483
Minneapolis Health Care Facility Revenue
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	930,447
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	3,000,000	3,370,170
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,274,064
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,496,600
5.00% 11/15/34 (AMBAC)	10,750,000	10,408,365
Minneapolis - St. Paul Housing & Redevelopment
Authority Health Care System Revenue
(Health Partners Obligation Group Project)
5.875% 12/1/29	1,000,000	1,004,740
Minnesota Agricultural & Economic
Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,742,547
(Essentia Remarketing) Series C-1
5.00% 2/15/30 (ASSURED GTY)	5,725,000	5,774,121
5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,372,950
5.50% 2/15/25 (ASSURED GTY)	5,120,000	5,463,962
(Fairview Health Care System)
Un-Refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	180,000	180,072
6.375% 11/15/29	15,000	15,231
Northfield Hospital Revenue 5.375% 11/1/26	3,785,000	3,658,505
Rochester Health Care & Housing Revenue Refunding
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,400,716
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	1,938,920
5.25% 9/1/34	7,000,000	6,542,900
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	1,288,695

9

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
St. Cloud Health Care Revenue (Centracare Health
System Project)
Series A
5.00% 5/1/25	$1,035,000	$1,037,412
5.125% 5/1/30	5,350,000	5,339,568
Series D Remarketing 5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,172,380
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services)
5.75% 7/1/39	15,200,000	15,231,311
Series C
5.50% 7/1/23	1,925,000	1,991,547
5.625% 7/1/26	3,000,000	3,109,410
5.75% 7/1/30	5,000,000	5,102,500
St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	6,072,924
Series A-1 5.25% 11/15/29	5,605,000	5,621,479
(Health Partners Obligation Group Project)
5.25% 5/15/36	7,900,000	7,287,513
St. Paul Housing & Redevelopment Authority
Hospital Revenue (Health East Project)
6.00% 11/15/30	4,000,000	3,709,360
6.00% 11/15/35	4,340,000	3,979,216
Series A 5.70% 11/1/15	1,150,000	1,149,885
St. Paul Housing & Redevelopment Authority
Multifamily Housing Revenue Refunding
(Marion Center Project) Series A
5.30% 11/1/30	500,000	421,620
5.375% 5/1/43	500,000	416,060
Stillwater Health Care Revenue (Health System
Obligation Group) 5.00% 6/1/35	1,000,000	945,120
Washington County Housing & Redevelopment
Authority Hospital Facilities Revenue (Health East Project)
5.50% 11/15/27	1,000,000	915,220
		136,238,090

10

		Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 7.15%
	Dakota County Housing & Redevelopment Authority
	Single Family Mortgage Revenue
	5.85% 10/1/30 (GNMA) (FNMA) (AMT)	$113,000	$113,069
@	Hutchinson Multifamily Housing Revenue
	(Evergreen Apartments Project)
	5.75% 11/1/28 (HUD Section 8)	740,000	747,918
	Minneapolis Multifamily Housing Revenue
	(Bottineau Commons Project)
	5.45% 4/20/43 (GNMA) (AMT)	1,500,000	1,508,340
	(Grant Street Apartments Project) Series A 7.25% 11/1/29	750,000	757,710
	(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	8,068,960
	(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	890,000	907,079
	(Trinity Apartments) Refunding Series A
	6.75% 5/1/21 (HUD Section 8)	1,535,000	1,544,578
	Minnesota Housing Finance Agency Rental Housing
	Revenue Series C-2 5.95% 2/1/15 (AMBAC)	1,495,000	1,498,304
	Minnesota Housing Finance Agency Residential Housing
	Series A 5.30% 7/1/19	440,000	447,784
	Series B-1 5.35% 1/1/33 (AMT)	2,590,000	2,599,479
	•Series D 4.80% 7/1/38 (AMT)	2,500,000	2,359,475
	Series I 4.85% 7/1/38 (AMT)	2,000,000	1,902,360
	Series I 5.15% 7/1/38 (AMT)	5,530,000	5,537,908
	Series L 5.10% 7/1/38 (AMT)	9,910,000	9,821,306
	Series M 4.875% 7/1/37 (AMT)	4,500,000	4,351,275
@	Washington County Housing & Redevelopment
	Authority Governmental Revenue Refunding
	(Briar Pond Project) Series C 7.25% 8/20/34	920,000	762,588
	White Bear Lake Multifamily Revenue Refunding
	(Lake Square) Series A 5.875% 2/1/15 (FHA)	680,000	681,448
	Willmar Housing & Redevelopment Authority
	Multifamily Housing Revenue (Highland Apartments)
	5.85% 6/1/19 (HUD Section 8)	755,000	755,000
			44,364,581

11

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 3.42%
Minneapolis Special School District #001 Series A
5.00% 2/1/18 (AGM)	$1,545,000	$1,653,073
5.00% 2/1/19 (AGM)	1,535,000	1,642,373
5.00% 2/1/20 (AGM)	1,690,000	1,808,216
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Un-Refunded Balance Series D 5.25% 7/1/36	1,070,000	1,025,756
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	2,500,000	2,599,325
5.25% 12/1/27	3,840,000	3,969,253
Series 3-12 5.125% 12/1/27	3,000,000	3,120,930
(Robert Street Office Building Project)
Series 3-11 4.75% 12/1/23	2,000,000	2,075,320
Series 3-11 5.00% 12/1/27	2,500,000	2,589,050
Series 9 5.25% 12/1/27	725,000	749,404
		21,232,700
Local General Obligation Bonds – 17.56%
Anoka County Capital Improvement Series A
5.00% 2/1/19	1,270,000	1,488,186
5.00% 2/1/22	500,000	570,380
Brainerd Independent School District #181
Refunding (School Building) Series A
4.00% 2/1/22	3,255,000	3,425,562
4.00% 2/1/23	5,990,000	6,247,330
Centennial Independent School District #012
Series A 5.00% 2/1/18 (AGM)	1,270,000	1,360,703
Dakota County Capital Improvement
Series A 4.75% 2/1/26	1,000,000	1,012,190
Dakota County Community Development Agency
(Senior Housing Facilities) 5.00% 1/1/21	1,275,000	1,312,319
Farmington Independent School District #192 Series B
5.00% 2/1/27 (AGM)	10,705,000	11,363,892
^Capital Appreciation 5.34% 2/1/21 (AGM)	1,500,000	894,540
^Capital Appreciation 5.424% 2/1/20 (AGM)	1,650,000	1,037,834
Lakeville Independent School District #194
Series A 4.75% 2/1/22 (AGM)	6,850,000	7,137,425

12

		Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
^	Mahtomedi Independent School District #832 Capital
	Appreciation Series B 5.90% 2/1/14 (NATL-RE)	$1,540,000	$1,444,135
	Metropolitan Council Minneapolis-St. Paul
	Metropolitan Area Waste Water Treatment
	Series B 5.00% 12/1/21	1,200,000	1,332,420
	Series C
	5.00% 3/1/16	2,440,000	2,867,781
	5.00% 3/1/28	5,000,000	5,362,900
	Minneapolis Library 5.00% 12/1/25	1,500,000	1,563,375
	Morris Independent School District #769 Building
	5.00% 2/1/24 (NATL-RE)	4,875,000	5,348,948
	Mounds View Independent School District #621 Series A
	5.00% 2/1/20 (NATL-RE)	2,970,000	3,176,207
	5.375% 2/1/24 (FGIC)	6,170,000	6,423,649
	New Brighton Tax Increment
	Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,077,860
	Osseo Independent School District #279
	Series A 5.00% 2/1/21 (AGM)	3,570,000	3,819,722
	Prior Lake Independent School District #719
	Series B 5.00% 2/1/19 (AGM)	3,145,000	3,425,503
	Ramsey County State Aid Series C 5.00% 2/1/28	1,060,000	1,100,746
	Robbinsdale Independent School District #281
	5.00% 2/1/21 (AGM)	1,310,000	1,407,110
^	Rosemount Independent School District #196
	Capital Appreciation Series B
	5.931% 4/1/11 (AGM)	2,600,000	2,582,970
	5.961% 4/1/12 (AGM)	1,850,000	1,810,188
	6.008% 4/1/13 (AGM)	1,915,000	1,837,404
^	Sartell Independent School District #748
	Capital Appreciation Refunding Series B
	5.976% 2/1/13 (NATL-RE)	540,000	511,202
	6.10% 2/1/15 (NATL-RE)	1,075,000	944,044
	6.15% 2/1/16 (NATL-RE)	1,750,000	1,460,813
^	Sauk Rapids Independent School District #047 Series B
	5.983% 2/1/15 (AGM)	2,700,000	2,109,618
	6.083% 2/1/17 (AGM)	2,245,000	1,552,440

13

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
South Washington County Independent School
District #833 Series A
4.75% 2/1/25	$2,500,000	$2,695,675
4.75% 2/1/26	3,600,000	3,851,280
4.75% 2/1/27	2,300,000	2,442,669
St. Michael Independent School District #885
5.00% 2/1/20 (AGM)	1,970,000	2,110,697
5.00% 2/1/27 (AGM)	3,435,000	3,680,328
St. Peter’s Hospital Series A 5.00% 9/1/24 (NATL-RE)	1,905,000	1,942,757
Todd Morrison Cass & Wadena Counties Staples United
Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	2,000,000	2,099,120
5.125% 12/1/24	1,000,000	1,044,770
Willmar (Rice Memorial Hospital Project)
5.00% 2/1/22 (AGM)	1,000,000	1,067,570
5.00% 2/1/25 (AGM)	1,000,000	1,029,850
		108,974,112
§Pre-Refunded Bonds – 17.54%
Chaska Electric Revenue Series A 6.00% 10/1/25-10	1,000,000	1,034,810
Duluth Economic Development Authority
Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/33-14	10,000,000	11,539,200
5.50% 2/15/23-14	1,000,000	1,163,570
Hennepin County Regional Railroad Authority
5.00% 12/1/31-10	4,030,000	4,064,457
Hopkins Housing & Redevelopment Authority
(Public Works & Fire Station) Series A
5.00% 2/1/23-13 (NATL-RE)	1,210,000	1,355,067
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	17,300,000	19,581,351
(Fairview Health Services) Series A 5.625% 5/15/32-12	16,925,000	18,916,396
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue
Series A 5.25% 1/1/32-11 (FGIC)	5,000,000	5,211,650
Series C 5.25% 1/1/32-11 (FGIC)	6,845,000	7,129,341

14

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Minnesota Agricultural & Economic Development
Revenue (Fairview Health Care System)
Series A 6.375% 11/15/29-10	$485,000	$511,287
Minnesota State 5.00% 11/1/20-10 (AGM)	13,675,000	14,125,728
Rochester Electric Utilities Revenue 5.25% 12/1/30-10	4,915,000	5,102,065
Southern Minnesota Municipal Power Agency Power Supply
Revenue Series A
5.75% 1/1/18-13	3,790,000	4,099,529
5.75% 1/1/18-13 (NATL-RE)	1,000,000	1,081,670
5.75% 1/1/18-13 (AMBAC)	670,000	724,719
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B
5.25% 7/1/30-14	9,420,000	10,903,273
5.50% 7/1/25-14	2,000,000	2,335,880
		108,879,993
Special Tax Revenue Bonds – 3.73%
Hennepin County Sales Revenue
(Second Lien - Ballpark Project) Series B
5.00% 12/15/19	2,100,000	2,397,696
5.00% 12/15/20	1,000,000	1,132,750
5.00% 12/15/24	1,150,000	1,271,463
Minneapolis Tax Increment Revenue Refunding
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	889,780
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/30	5,605,000	5,316,567
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series B 5.00% 7/1/46	4,000,000	3,549,400
Puerto Rico Sales Tax Financing Sales Tax Revenue
First Subordinate Series A
•5.00% 8/1/39	925,000	971,315
5.75% 8/1/37	5,620,000	5,809,787
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan) Series A
5.25% 10/1/22	1,785,000	1,812,917
		23,151,675

15

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds – 3.49%
Minnesota State
5.00% 10/1/15	$5,000,000	$5,884,649
5.00% 8/1/21	2,400,000	2,619,432
Series A 5.00% 12/1/21	5,000,000	5,853,200
Puerto Rico Commonwealth Public Improvement
Series C 6.00% 7/1/39	4,045,000	4,164,125
Un-Refunded Balance
Series A 5.00% 7/1/34	1,670,000	1,545,936
Series B 5.00% 7/1/35	575,000	530,001
Puerto Rico Government Development Bank
Senior Notes Series B 5.00% 12/1/14	1,000,000	1,062,760
		21,660,103
Transportation Revenue Bonds – 1.13%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue Series A
5.00% 1/1/15 (AMT)	3,095,000	3,375,128
5.00% 1/1/22 (NATL-RE)	2,000,000	2,055,380
5.25% 1/1/16 (NATL-RE)	1,460,000	1,585,575
		7,016,083
Water & Sewer Revenue Bonds – 0.37%
Minnesota Public Facilities Authority Drinking Water
Revenue Series B 5.25% 3/1/13	1,000,000	1,130,620
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding Series B 5.00% 3/1/19	1,000,000	1,184,160
		2,314,780
Total Municipal Bonds (cost $595,508,886)		623,885,116

	Number of shares
Short-Term Investment – 0.00%
Money Market Instrument – 0.00%
Federated Minnesota Municipal Cash Trust	1,532	1,532
Total Short-Term Investment (cost $1,532)		1,532

16

Total Value of Securities – 100.51%
(cost $595,510,418)	$623,886,648
Liabilities Net of Receivables and
Other Assets – (0.51%)	(3,151,625)
Net Assets Applicable to 49,898,379
Shares Outstanding – 100.00%	$620,735,023

Net Asset Value – Delaware Tax-Free Minnesota Fund
Class A ($575,674,206 / 46,285,234 Shares)	$12.44
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class B ($8,474,379 / 680,871 Shares)	$12.45
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class C ($36,586,438 / 2,932,274 Shares)	$12.48

Components of Net Assets at February 28, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$591,374,256
Distributions in excess of net investment income	(145,617)
Accumulated net realized gain on investments	1,130,154
Net unrealized appreciation of investments	28,376,230
Total net assets	$620,735,023

^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of February 28, 2010.
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in ”Notes to financial statements.”
@	Illiquid security. At February 28, 2010, the aggregate amount of illiquid securities was $1,510,506, which represented 0.24% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

17

Statements of net assets
Delaware Tax-Free Minnesota Fund

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
VA — Veterans Administration Collateral

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Fund
Net asset value Class A (A)	$12.44
Sales charge (4.50% of offering price) (B)	0.59
Offering price	$13.03

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

18

Delaware Tax-Free Minnesota Intermediate Fund	February 28, 2010 (Unaudited)

	Principal amount	Value
Municipal Bonds – 101.47%
Corporate-Backed Revenue Bonds – 1.65%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	$750,000	$725,970
Minneapolis Community Development Agency
(Limited Tax Common Bond Fund)
Series 4 6.20% 6/1/17 (AMT)	870,000	874,124
		1,600,094
Education Revenue Bonds – 9.90%
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28	1,000,000	1,086,130
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,074,430
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	753,615
(St. Johns University) Series 6-U
4.40% 10/1/21	325,000	335,585
4.50% 10/1/23	265,000	271,890
(University of St. Thomas)
Series 5-Y 5.25% 10/1/19	1,590,000	1,694,145
Series 6-X 5.00% 4/1/24	1,000,000	1,056,160
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	1,000,000	1,029,760
University of Minnesota
Series A 4.00% 4/1/15	310,000	345,228
Series C 4.00% 2/1/14	250,000	276,908
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/18	1,500,000	1,683,090
		9,606,941
Electric Revenue Bonds – 7.56%
Chaska Electric Revenue Refunding (Generating Facilities)
Series A 5.25% 10/1/25	1,000,000	1,046,770
Minnesota Municipal Power Agency Electric Revenue
5.25% 10/1/21	1,000,000	1,070,890
Northern Municipal Power Agency Electric System
Revenue Series A
5.00% 1/1/13 (ASSURED GTY)	1,200,000	1,318,020
5.00% 1/1/14 (ASSURED GTY)	510,000	570,588
5.00% 1/1/15 (ASSURED GTY)	1,000,000	1,129,510

19

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Southern Minnesota Municipal Power Agency Supply System
Revenue Series A
5.25% 1/1/15 (AMBAC)	$1,000,000	$1,139,470
5.25% 1/1/30	1,000,000	1,054,180
		7,329,428
Escrowed to Maturity Bonds – 1.72%
University of Minnesota Series A
5.75% 7/1/16	1,000,000	1,189,620
5.75% 7/1/18	400,000	479,204
		1,668,824
Health Care Revenue Bonds – 17.24%
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/31 (RADIAN)	650,000	605,417
Glencoe Health Care Facilities Revenue (Glencoe Regional
Health Services Project) 5.00% 4/1/31	1,000,000	911,230
Minneapolis Health Care System Revenue
(Fairview Health Services) Series A 6.625% 11/15/28	1,500,000	1,685,085
Minneapolis-St. Paul Housing & Redevelopment Authority
(Health Partners Obligation Group Project)
6.00% 12/1/17	850,000	890,333
Minnesota Agricultural & Economic Development Board
Health Care Revenue (Essentia Remarketing)
Series C-1 5.50% 2/15/25 (ASSURED GTY)	2,500,000	2,667,949
Moorhead Economic Development Authority Multifamily
Housing Revenue Refunding
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	435,879
Rochester Minnesota Health Care & Housing Revenue
(Samaritan Bethany) Refunding Series A 6.875% 12/1/29	950,000	978,785
St. Cloud Minnesota Health Care Revenue (Centracare Health
System Project) 5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,036,200
Series A 5.125% 5/1/30	750,000	748,538
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services)
5.50% 7/1/29	1,000,000	1,016,730
Series C 5.625% 7/1/26	2,500,000	2,586,424
St. Paul Housing & Redevelopment Authority Health Care
Revenue (Allina Health System)
Series A-2 5.25% 11/15/28	2,000,000	2,011,782

20

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project) Series B 5.85% 11/1/17	$1,160,000	$1,152,820
		16,727,172
Housing Revenue Bonds – 4.15%
Minneapolis Multifamily Housing Revenue Refunding
(Trinity Apartments)
Series A 6.75% 5/1/21 (HUD Section 8)	1,595,000	1,604,952
Minnesota Housing Finance Agency Residential Housing
•Series D 4.75% 7/1/32 (AMT)	750,000	719,048
Series I 5.10% 7/1/20 (AMT)	705,000	714,278
Series M 4.85% 7/1/31 (AMT)	1,000,000	982,970
		4,021,248
Lease Revenue Bonds – 1.94%
Edina Housing & Redevelopment Authority Public Project
Revenue (Appropriate Lease Obligation)
5.125% 2/1/19	1,000,000	1,038,100
Virginia Housing & Redevelopment Authority Health Care
Facility Lease Revenue 5.25% 10/1/25	880,000	843,339
		1,881,439
Local General Obligation Bonds – 26.28%
Anoka County Capital Improvements
Series A 4.00% 2/1/17	1,175,000	1,301,559
Series C 5.00% 2/1/27	500,000	543,770
Anoka-Hennepin Independent School District #11
Refunding 5.00% 2/1/17	1,000,000	1,173,510
Big Lake Independent School District #727
Series C Refunding
5.00% 2/1/16 (AGM)	1,180,000	1,224,333
5.00% 2/1/17 (AGM)	1,000,000	1,037,570
Brainerd Independent School District #181 Refunding
(School Building) Series A 4.00% 2/1/22	2,500,000	2,631,000
Centennial Independent School District #012 Series A
5.00% 2/1/18 (AGM)	1,000,000	1,071,420
5.00% 2/1/20 (AGM)	750,000	803,565
Dakota County Capital Improvement Series A
4.75% 2/1/17	1,000,000	1,036,510

21

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Duluth Independent School District #709 Revenue
Certificates of Participation Series A 4.25% 2/1/20 (AGM)	$1,710,000	$1,863,746
Hopkins Independent School District #270
5.125% 2/1/17 (FGIC)	2,000,000	2,147,600
Mankato Independent School District #77 (Formerly Blue
Earth County Independent School District #10)
4.125% 2/1/22	1,000,000	1,060,400
Metropolitan Council Minneapolis-St. Paul Metropolitan
Area Waste Water Treatment Series C
5.00% 3/1/16	560,000	658,179
5.00% 3/1/28	1,000,000	1,072,580
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,561,920
Osseo Independent School District #279
Series A 5.00% 2/1/21 (AGM)	1,500,000	1,604,925
South Washington County Independent School District #833
Series A 4.00% 2/1/22	750,000	784,380
Series B 5.00% 2/1/16 (AGM)	1,560,000	1,670,635
St. Paul Independent School District #625
(School Building) Series A 4.00% 2/1/15	1,020,000	1,137,351
White Bear Lake Independent School District #624
(Formerly Joint Independent Consolidated Ramsey
County School District #39 & Washington & Anoka
Counties School District #103) Series B 4.75% 2/1/22	1,000,000	1,109,270
		25,494,223
§Pre-Refunded Bonds – 8.49%
Hennepin County Series B 4.75% 12/1/14-10	1,000,000	1,034,720
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	1,500,000	1,697,805
(Fairview Health Services) Series A 5.625% 5/15/32-12	1,750,000	1,955,905
Minneapolis -St. Paul Metropolitan Airports Commission
Revenue Series C 5.125% 1/1/20-11 (FGIC)	750,000	780,368
Minnesota Higher Education Facilities Authority Revenue
(College of Art & Design) Series 5-D 6.625% 5/1/20-10	1,000,000	1,011,490
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Series B 5.50% 7/1/25-14	1,500,000	1,751,910
		8,232,198

22

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 11.05%
Hennepin County Sales Tax Revenue (Second Lien-Ballpark)
Series B 5.00% 12/15/17	$1,740,000	$2,042,794
Minneapolis Art Center Facilities Revenue (Walker Art
Center Project) 5.125% 7/1/21	2,250,000	2,301,637
@ Minneapolis Tax Increment Revenue (Ivy Tower Project)
5.50% 2/1/22	415,000	314,288
Minnesota 911 Revenue (Public Safety Radio
Communication System Project)
4.00% 6/1/14 (ASSURED GTY)	1,370,000	1,515,234
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,284,836
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,063,910
Puerto Rico Sales Tax Financing Sales Tax Revenue
First Subordinate Series A
•5.00% 8/1/39	500,000	525,035
5.25% 8/1/27	1,000,000	1,023,110
6.125% 8/1/29	250,000	258,473
Ω(Capital Appreciation) 6.75% 8/1/32	510,000	388,156
		10,717,473
State General Obligation Bonds – 5.80%
Minnesota State
Refunding 5.00% 8/1/15	2,000,000	2,347,540
Various Purposes Series A 5.00% 12/1/21	1,000,000	1,170,640
Puerto Rico Commonwealth Public Improvement
Refunding Series A 5.25% 7/1/15	1,000,000	1,068,820
• Puerto Rico Public Finance (Commonwealth Appropriation)
Series A 5.75% 8/1/27
(LOC - Puerto-Rico Government Bank)	1,000,000	1,034,750
		5,621,750
Transportation Revenue Bonds – 2.41%
Minneapolis-St. Paul Metropolitan Airports
Commission Refunding
Series 14 5.50% 1/1/11 (AMT)	750,000	777,608
Series A 5.00% 1/1/13 (AMT)	500,000	539,140
Series B 5.00% 1/1/22 (AMT)	1,000,000	1,022,900
		2,339,648

23

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 3.28%
Minnesota Public Facilities Authority Water
Pollution Control Revenue Refunding
Series C 5.00% 3/1/18	$1,000,000	$1,141,420
Series D 5.00% 3/1/14	500,000	576,000
St. Paul Sewer Revenue Series D 5.00% 12/1/20	1,275,000	1,463,279
		3,180,699
Total Municipal Bonds (cost $94,141,771)		98,421,137

	Number of shares
Short-Term Investment – 0.31%
Money Market Instrument – 0.31%
Federated Minnesota Municipal Cash Trust	305,097	305,097
Total Short-Term Investment (cost $305,097)		305,097

Total Value of Securities – 101.78%
(cost $94,446,868)		98,726,234
Liabilities Net of Receivables
and Other Assets – (1.78%)		(1,729,873)
Net Assets Applicable to 8,819,362
Shares Outstanding – 100.00%		$96,996,361

Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class A ($83,801,578 / 7,621,778 Shares)		$11.00
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class B ($157,178 / 14,255 Shares)		$11.03
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class C ($13,037,605 / 1,183,329 Shares)		$11.02

Components of Net Assets at February 28, 2010:
Shares of beneficial interest (unlimited authorization – no par)		$93,577,105
Undistributed net investment income		2,522
Accumulated net realized loss on investments		(862,632)
Net unrealized appreciation of investments		4,279,366
Total net assets		$96,996,361

24

@	Illiquid security. At February 28, 2010, the aggregate amount of illiquid securities was $314,288, which represented 0.32% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 28, 2010.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
HUD — Housing and Urban Development
LOC — Letter of Credit
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)	$11.00
Sales charge (2.75% of offering price) (B)	0.31
Offering price	$11.31

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

25

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund	February 28, 2010 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.30%
Corporate-Backed Revenue Bonds – 3.35%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$1,700,000	$1,565,037
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,693,930
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	1,750,000	1,621,865
		4,880,832
Education Revenue Bonds – 9.43%
Baytown Township Lease Revenue (St. Croix
Preparatory Academy) Series A 7.00% 8/1/38	500,000	475,795
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	703,619
Series 6-J1 5.00% 5/1/36	1,000,000	949,580
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,419,105
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	955,870
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	806,636
(St. Olaf) Series 6-O
4.50% 10/1/32	1,000,000	926,210
5.00% 10/1/22	1,000,000	1,062,510
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,580,220
Series 7-A 5.00% 10/1/39	1,000,000	1,008,300
University of Minnesota Series A 5.125% 4/1/34	1,000,000	1,068,290
University of Minnesota Special Purpose Revenue
(Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,784,860
		13,740,995
Electric Revenue Bonds – 6.04%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,046,770
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/34	2,750,000	2,784,760
Northern Municipal Power Agency Electric System Revenue
Series A
5.00% 1/1/16 (ASSURED GTY)	1,200,000	1,352,472
5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,124,000
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A 5.25% 1/1/16 (AMBAC)	1,000,000	1,139,360

26

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Supply
Revenue Series A 5.00% 1/1/30 (NATL-RE)	$1,335,000	$1,351,154
		8,798,516
Health Care Revenue Bonds – 28.55%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	680,736
Apple Valley Economic Development Authority Health
Care Revenue (Augustanna Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	916,220
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/31 (RADIAN)	1,350,000	1,257,404
Refunding 5.00% 9/1/20	1,150,000	1,171,091
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	2,043,719
Detroit Lakes Housing & Health Facilities Revenue
Refunding (Mankato Lutheran Homes)
Series D 5.50% 8/1/21	500,000	498,010
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	1,105,346
5.00% 4/1/31	1,965,000	1,790,567
Mahtomedi Senior Housing Revenue Refunding
(St. Andrews Village Project) 5.75% 12/1/40	1,000,000	824,720
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/35	1,880,000	1,718,264
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,252,667
5.25% 5/1/37	1,000,000	951,350
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,900,000	2,134,440
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	279,400
Series D 5.00% 11/15/34 (AMBAC)	1,000,000	968,220
Minneapolis-St. Paul Housing & Redevelopment Authority
(Health Partners Obligation Group Project)
6.00% 12/1/17	525,000	549,911

27

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Minnesota Agricultural & Economic Development
Board Revenue (Benedictine Health Systems)
5.75% 2/1/29	$1,000,000	$919,550
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Project) Series A 5.15% 6/1/29	550,000	473,787
Northfield Hospital Revenue 5.375% 11/1/31	1,000,000	929,230
Owatonna Senior Housing Revenue
(Senior Living Project) Series A
5.80% 10/1/29	400,000	368,488
6.00% 4/1/41	1,250,000	1,119,750
Rochester Minnesota Health Care & Housing Revenue
(Samaritan Bethany) Refunding Series A
6.875% 12/1/29	1,000,000	1,030,300
7.375% 12/1/41	375,000	387,983
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	934,700
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,543,095
Series A 5.125% 5/1/30	1,125,000	1,122,806
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services)
Series C 5.50% 7/1/23	1,000,000	1,036,470
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/18 (NATL-RE)	1,900,000	2,017,230
(Health Partners Obligation Group Project)
5.25% 5/15/36	1,000,000	922,470
St. Paul Housing & Redevelopment Authority
Hospital Revenue (Health East Project)
6.00% 11/15/25	1,000,000	977,040
6.00% 11/15/30	1,000,000	927,340
Series A 5.70% 11/1/15	705,000	704,930
Series B 5.85% 11/1/17	250,000	248,453
St. Paul Housing and Redevelopment Authority
Multifamily Housing Revenue Refunding
(Marion Center Project) Series A 5.375% 5/1/43	1,000,000	832,120

28

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	$2,000,000	$2,010,140
5.00% 6/1/35	1,000,000	945,120
@ Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,667,831
Winona Health Care Facilities Revenue Refunding
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,347,540
		41,608,438
Housing Revenue Bonds – 12.58%
Chanhassen Multifamily Housing Revenue Refunding
(Heritage Park Apartments Project)
6.20% 7/1/30 (FHA) (AMT) (HUD Section 8)	300,000	300,264
Chaska Multifamily Housing Revenue (West Suburban
Housing Partners Project) 5.875% 3/1/31 (AMT)	1,000,000	769,650
@ Hutchinson Multifamily Housing Revenue (Evergreen
Apartments Project) 5.75% 11/1/28 (HUD Section 8)	1,600,000	1,617,120
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project)
Refunding Series A 7.25% 11/1/29	2,085,000	2,106,434
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	1,265,000	1,265,228
(Trinity Apartments) Refunding
Series A 6.75% 5/1/21 (HUD Section 8)	590,000	593,682
Minneapolis-St. Paul Housing Finance Board Single
Family Mortgage (City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	839,784	841,506
Minnesota Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	585,000	586,351
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,192,700
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	1,000,000	982,680
Series I 4.85% 7/1/38 (AMT)	1,145,000	1,089,101
Series L 5.10% 7/1/38 (AMT)	1,500,000	1,486,575
Series M 4.875% 7/1/37 (AMT)	2,500,000	2,417,374
(Single Family Mortgage) Series E 6.25% 1/1/23 (AMT)	5,000	5,006

29

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
Multifamily Housing Revenue (Shelby Grotto Housing
Project) 5.50% 9/20/44 (GNMA) (FHA) (AMT)	$750,000	$763,065
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	606,300
@ Washington County Housing & Redevelopment
Authority Revenue Refunding
(Briar Pond Project) Series B 7.125% 8/20/34	805,000	704,319
		18,327,355
Lease Revenue Bonds – 0.90%
Hibbing Economic Development Authority Revenue
(Public Project - Hibbing Lease Obligation)
6.40% 2/1/12	275,000	275,160
St. Paul Port Authority Lease Revenue (Robert Street
Office Building Project) Series 3-11 5.00% 12/1/27	1,000,000	1,035,620
		1,310,780
Local General Obligation Bonds – 11.44%
Chaska Independent School District #112
Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,030,280
Farmington Independent School District #192
Series B 5.00% 2/1/27 (AGM)	1,000,000	1,061,550
Foley Independent School District #51 (School Building)
Refunding Series A 5.00% 2/1/21	1,105,000	1,221,191
Hopkins Independent School District #270 Facilities
5.00% 2/1/26 (NATL-RE)	1,055,000	1,118,216
Lakeville Independent School District #194
Series A 4.75% 2/1/22 (AGM)	1,000,000	1,041,960
Metropolitan Council Minneapolis-St. Paul
Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	500,000	555,175
Series C 5.00% 3/1/28	1,000,000	1,072,580
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,561,920
Moorhead Improvement Series B 5.00% 2/1/33 (NATL-RE)	750,000	768,780
Perham Disposal System 6.00% 5/1/22 (AMT)	1,500,000	1,517,205
South Washington County Independent School District #833
Series A 4.75% 2/1/27	1,500,000	1,593,045

30

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Todd Morrison Cass & Wadena Counties United
Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	$610,000	$640,232
5.125% 12/1/24	205,000	214,178
5.25% 12/1/26	1,540,000	1,610,409
White Bear Lake Independent School District #624
(Formerly Joint Independent Consolidated
Ramsey County School District #39 & Washington &
Anoka Counties School District #103)
Series B 4.75% 2/1/22	1,500,000	1,663,904
		16,670,625
§Pre-Refunded Bonds – 8.69%
Andover Economic Development Authority Public
Facilities Lease Revenue (Andover Community Center)
5.20% 2/1/34-14	1,000,000	1,114,590
Duluth Economic Development Authority
Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	1,153,920
5.25% 2/15/33-14	2,250,000	2,596,320
Minneapolis Community Development Agency Supported
Development Revenue (Limited Tax Common Bond Fund)
Series G-3 5.45% 12/1/31-11	1,000,000	1,081,360
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	1,500,000	1,697,805
(Fairview Health Services) Series A 5.625% 5/15/32-12	2,000,000	2,235,320
Minnesota Higher Education Facilities Authority Revenue
(College of Art & Design Project)
Series 5-D 6.75% 5/1/26-10	500,000	505,855
Puerto Rico Electric Power Authority Revenue Series II
5.25% 7/1/31-12	1,000,000	1,117,450
St. Louis Park Health Care Facilities Revenue (Park
Nicollet Health Services) Series B 5.25% 7/1/30-14	1,000,000	1,157,460
		12,660,080
Special Tax Revenue Bonds – 7.76%
Hennepin County Sales Tax Revenue
(First Lien - Ball Park Project)
Series B 5.00% 12/15/24	1,000,000	1,112,130

31

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Hennepin County Sales Tax Revenue (continued)
(Second Lien - Ballpark Project) Series B
5.00% 12/15/20	$1,500,000	$1,699,124
5.00% 12/15/24	1,000,000	1,105,620
Minneapolis Supported Development Revenue
(Limited Tax-Common Bond Fund)
Series 2A 5.00% 6/1/28 (AMT)	1,170,000	1,103,018
Minneapolis Tax Increment Revenue
@(Ivy Tower Project) 5.70% 2/1/29	785,000	537,011
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	439,930
Minnesota 911 Revenue (Public Safety Radio Commission
System Project) 5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,094,160
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series B 5.00% 7/1/46	800,000	709,880
Puerto Rico Sales Tax Financing Revenue First Subordinate
Series A 5.75% 8/1/37	930,000	961,406
St. Paul Port Authority (Brownsfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,500,000	1,538,325
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
Series A 5.25% 10/1/24	1,000,000	1,012,560
		11,313,164
State General Obligation Bonds – 4.01%
Minnesota State
5.00% 6/1/14	1,000,000	1,158,240
5.00% 8/1/21 (AGM)	1,250,000	1,390,375
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/22	1,000,000	1,015,010
Un-Refunded Balance 5.00% 7/1/34	185,000	171,256
Puerto Rico Commonwealth Refunding Public Improvement
Series C 6.00% 7/1/39	1,010,000	1,039,745
Puerto Rico Government Development Bank Senior Notes
Series B 5.00% 12/1/14	1,000,000	1,062,760
		5,837,386
Transportation Revenue Bond – 1.39%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue Series A 5.00% 1/1/28 (NATL-RE)	2,000,000	2,021,540
		2,021,540
32

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 4.16%
Minnesota Public Facilities Authority Clean Water
Revenue Series B 5.00% 3/1/18	$2,000,000	$2,351,700
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding
Series C 5.00% 3/1/18	1,000,000	1,141,420
Series D 5.00% 3/1/14	1,000,000	1,152,000
St. Paul Sewer Revenue Series D 5.00% 12/1/19	1,220,000	1,411,955
		6,057,075
Total Municipal Bonds (cost $141,743,534)		143,226,786

	Number of shares
Short-Term Investments – 0.55%
Money Market Instrument – 0.07%
Federated Minnesota Municipal Cash Trust	98,648	98,648
		98,648

	Principal amount
•Variable Rate Demand Note – 0.48%
Minneapolis & St. Paul Minnesota Housing &
Redevelopment Authority Health Care System Revenue
(Allina Health System) Series B-2 0.14% 11/15/35
(LOC - JPMorgan Chase Bank)	$700,000	700,000
		700,000
Total Short-Term Investments (cost $798,648)		798,648

Total Value of Securities – 98.85%
(cost $142,542,182)		144,025,434
Receivables and Other Assets
Net of Liabilities – 1.15%		1,681,898
Net Assets Applicable to 14,094,931
Shares Outstanding – 100.00%		$145,707,332

Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class A ($114,087,435 / 11,040,662 Shares)		$10.33
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class B ($4,897,103 / 473,244 Shares)		$10.35
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class C ($26,722,794 / 2,581,025 Shares)		$10.35

33

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

Components of Net Assets at February 28, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$148,984,462
Undistributed net investment income	97
Accumulated net realized loss on investments	(4,760,479)
Net unrealized appreciation of investments	1,483,252
Total net assets	$145,707,332

§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
@	Illiquid security. At February 28, 2010, the aggregate amount of illiquid securities was $4,526,281, which represented 3.11% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 28, 2010.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FHA — Insured by the Federal Housing Administration
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Minnesota High-Yield Municipal Bond Fund
Net asset value Class A (A)	$10.33
Sales charge (4.50% of offering price) (B)	0.49
Offering price	$10.82

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

34

Statements of operations
Six Months Ended February 28, 2010 (Unaudited)

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Investment Income:
Interest	$14,576,928	$1,965,938	$3,521,242

Expenses:
Management fees	1,645,868	235,447	390,265
Distribution expenses – Class A	706,024	101,843	138,959
Distribution expenses – Class B	43,733	886	24,465
Distribution expenses – Class C	174,967	61,200	128,689
Dividend disbursing and transfer agent fees
and expenses	151,215	32,850	52,452
Accounting and administration expenses	121,542	18,803	28,334
Legal fees	42,669	9,149	12,787
Reports and statements to shareholders	32,112	7,354	8,521
Registration fees	25,247	14,957	3,785
Audit and tax	25,006	8,103	9,877
Trustees’ fees	20,265	2,833	4,268
Insurance fees	10,100	1,360	2,264
Pricing fees	6,615	3,518	4,770
Custodian fees	6,194	1,270	1,501
Consulting fees	4,122	522	909
Dues and services	1,690	169	342
Trustees’ expenses	1,436	213	310
	3,018,805	500,477	812,498
Less fees waived	(34,681)	(34,611)	(51,786)
Less waived distribution expenses – Class A	—	(40,737)	—
Total operating expenses	2,984,124	425,129	760,712
Net Investment Income	11,592,804	1,540,809	2,760,530

36

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on investments	$1,058,752	$146,313	$(10,939)
Net change in unrealized appreciation/
depreciation of investments	11,472,358	1,299,557	5,959,399
Net Realized and Unrealized Gain
on Investments	12,531,110	1,445,870	5,948,460

Net Increase in Net Assets
Resulting from Operations	$24,123,914	$2,986,679	$8,708,990

See accompanying notes

37

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$11,592,804	$23,410,864
Net realized gain on investments	1,058,752	398,012
Net change in unrealized
appreciation/depreciation of investments	11,472,358	4,329,928
Net increase in net assets resulting from operations	24,123,914	28,138,804

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(10,908,175)	(22,065,961)
Class B	(136,865)	(336,274)
Class C	(547,431)	(964,553)

Net realized gain on investments:
Class A	—	(2,257,248)
Class B	—	(43,630)
Class C	—	(114,457)
	(11,592,471)	(25,782,123)

Capital Share Transactions:
Proceeds from shares sold:
Class A	25,986,906	42,839,664
Class B	—	137,140
Class C	3,861,093	9,478,506

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	7,086,591	15,962,228
Class B	93,906	264,058
Class C	399,106	810,983
	37,427,602	69,492,579

38

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(28,415,895)	$(76,315,603)
Class B	(1,318,569)	(2,471,909)
Class C	(2,562,063)	(4,080,940)
	(32,296,527)	(82,868,452)
Increase (decrease) in net assets derived from
capital share transactions	5,131,075	(13,375,873)
Net Increase (Decrease) in Net Assets	17,662,518	(11,019,192)

Net Assets:
Beginning of period	603,072,505	614,091,697
End of period	$620,735,023	$603,072,505

Distributions in excess of net investment income	$(145,617)	$(144,872)

See accompanying notes

39

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,540,809	$2,618,389
Net realized gain (loss) on investments	146,313	(536,519)
Net change in unrealized
appreciation/depreciation of investments	1,299,557	1,614,867
Net increase in net assets resulting from operations	2,986,679	3,696,737

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(1,379,872)	(2,352,412)
Class B	(2,241)	(16,198)
Class C	(155,251)	(247,432)
	(1,537,364)	(2,616,042)

Capital Share Transactions:
Proceeds from shares sold:
Class A	14,068,670	25,615,997
Class B	13,787	23,351
Class C	3,042,918	5,125,080

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	928,937	1,512,023
Class B	2,026	12,783
Class C	107,255	170,452
	18,163,593	32,459,686

40

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(10,476,638)	$(8,485,220)
Class B	(180,255)	(608,734)
Class C	(1,573,232)	(1,331,367)
	(12,230,125)	(10,425,321)
Increase in net assets derived from
capital share transactions	5,933,468	22,034,365
Net Increase in Net Assets	7,382,783	23,115,060

Net Assets:
Beginning of period	89,613,578	66,498,518
End of period	$96,996,361	$89,613,578

Undistributed net investment income	$2,522	$2,522

See accompanying notes

41

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,760,530	$5,743,736
Net realized loss on investments	(10,939)	(3,479,426)
Net change in unrealized
appreciation/depreciation of investments	5,959,399	509,407
Net increase in net assets resulting from operations	8,708,990	2,773,717

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(2,242,248)	(4,628,073)
Class B	(80,365)	(192,230)
Class C	(422,601)	(911,013)
	(2,745,214)	(5,731,316)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,793,594	15,056,968
Class B	—	73,695
Class C	2,058,183	2,660,111

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,454,637	2,988,359
Class B	54,952	121,542
Class C	300,003	647,117
	11,661,369	21,547,792

42

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(7,791,548)	$(24,926,201)
Class B	(365,145)	(992,296)
Class C	(1,447,518)	(6,740,684)
	(9,604,211)	(32,659,181)
Increase (decrease) in net assets derived from
capital share transactions	2,057,158	(11,111,389)
Net Increase (Decrease) in Net Assets	8,020,934	(14,068,988)

Net Assets:
Beginning of period	137,686,398	151,755,386
End of period	$145,707,332	$137,686,398
Undistributed net investment income	$97	$97

See accompanying notes

43

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses3

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly3

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

44

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$12.180	$12.120	$12.170	$12.490	$12.690	$12.620

0.237	0.474	0.495	0.511	0.511	0.527
0.260	0.107	(0.041)	(0.313)	(0.172)	0.222
0.497	0.581	0.454	0.198	0.339	0.749

(0.237)	(0.473)	(0.502)	(0.507)	(0.513)	(0.526)
—	(0.048)	(0.002)	(0.011)	(0.026)	(0.153)
(0.237)	(0.521)	(0.504)	(0.518)	(0.539)	(0.679)

$12.440	$12.180	$12.120	$12.170	$12.490	$12.690

4.11%	5.04%	3.77%	1.58%	2.78%	6.12%

$575,674	$559,393	$574,914	$578,194	$381,720	$364,491

0.93%	0.92%	0.93%	0.94%	0.93%	0.93%
—	0.01%	0.18%	0.29%	0.26%	0.19%
0.93%	0.93%	1.11%	1.23%	1.19%	1.12%

0.94%	0.94%	0.93%	0.96%	0.94%	0.94%
—	0.01%	0.18%	0.29%	0.26%	0.19%
0.94%	0.95%	1.11%	1.25%	1.20%	1.13%

3.86%	4.03%	4.05%	4.12%	4.11%	4.19%

3.85%	4.01%	4.05%	4.10%	4.10%	4.18%
22%	20%	17%	7%	13%	10%

3 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Note 8 in “Notes to financial statements”.

45

Financial highlights
Delaware Tax-Free Minnesota Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses3

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly3

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

46

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$12.190	$12.130	$12.180	$12.500	$12.700	$12.630

0.191	0.386	0.403	0.419	0.418	0.433
0.260	0.107	(0.041)	(0.314)	(0.172)	0.222
0.451	0.493	0.362	0.105	0.246	0.655

(0.191)	(0.385)	(0.410)	(0.414)	(0.420)	(0.432)
—	(0.048)	(0.002)	(0.011)	(0.026)	(0.153)
(0.191)	(0.433)	(0.412)	(0.425)	(0.446)	(0.585)

$12.450	$12.190	$12.130	$12.180	$12.500	$12.700

3.72%	4.26%	2.99%	0.82%	2.01%	5.33%

$8,474	$9,506	$11,593	$15,674	$11,354	$12,810

1.68%	1.67%	1.68%	1.69%	1.68%	1.68%
—	0.01%	0.18%	0.29%	0.26%	0.19%
1.68%	1.68%	1.86%	1.98%	1.94%	1.87%

1.69%	1.69%	1.68%	1.71%	1.69%	1.69%
—	0.01%	0.18%	0.29%	0.26%	0.19%
1.69%	1.70%	1.86%	2.00%	1.95%	1.88%

3.11%	3.28%	3.30%	3.37%	3.36%	3.44%

3.10%	3.26%	3.30%	3.35%	3.35%	3.43%
22%	20%	17%	7%	13%	10%

3 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Note 8 in “Notes to financial statements”.

47

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses3

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly3

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

48

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$12.220	$12.160	$12.200	$12.530	$12.720	$12.650

0.191	0.386	0.403	0.418	0.418	0.433
0.261	0.107	(0.031)	(0.323)	(0.162)	0.222
0.452	0.493	0.372	0.095	0.256	0.655

(0.192)	(0.385)	(0.410)	(0.414)	(0.420)	(0.432)
—	(0.048)	(0.002)	(0.011)	(0.026)	(0.153)
(0.192)	(0.433)	(0.412)	(0.425)	(0.446)	(0.585)

$12.480	$12.220	$12.160	$12.200	$12.530	$12.720

3.71%	4.25%	3.06%	0.73%	2.08%	5.32%

$36,587	$34,174	$27,585	$26,830	$15,125	$13,971

1.68%	1.67%	1.68%	1.69%	1.68%	1.68%
—	0.01%	0.18%	0.29%	0.26%	0.19%
1.68%	1.68%	1.86%	1.98%	1.94%	1.87%

1.69%	1.69%	1.68%	1.71%	1.69%	1.69%
—	0.01%	0.18%	0.29%	0.26%	0.19%
1.69%	1.70%	1.86%	2.00%	1.95%	1.88%

3.11%	3.28%	3.30%	3.37%	3.36%	3.44%

3.10%	3.26%	3.30%	3.35%	3.35%	3.43%
22%	20%	17%	7%	13%	10%

3 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Note 8 in “Notes to financial statements”.

49

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

50

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.820	$10.720	$10.610	$10.860	$11.010	$10.890

0.184	0.384	0.414	0.445	0.429	0.407
0.179	0.100	0.110	(0.250)	(0.150)	0.120
0.363	0.484	0.524	0.195	0.279	0.527

(0.183)	(0.384)	(0.414)	(0.445)	(0.429)	(0.407)
(0.183)	(0.384)	(0.414)	(0.445)	(0.429)	(0.407)

$11.000	$10.820	$10.720	$10.610	$10.860	$11.010

3.38%	4.67%	5.00%	1.80%	2.62%	4.93%

$83,801	$78,021	$58,465	$48,477	$48,297	$52,958
0.79%	0.75%	0.75%	0.76%	0.75%	0.79%

0.96%	0.97%	0.95%	1.00%	0.97%	0.95%
3.38%	3.62%	3.83%	4.11%	3.96%	3.72%

3.21%	3.40%	3.63%	3.87%	3.74%	3.56%
21%	12%	27%	15%	11%	25%

51

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

52

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.850	$10.750	$10.640	$10.890	$11.040	$10.920

0.138	0.295	0.322	0.353	0.337	0.314
0.180	0.100	0.110	(0.250)	(0.150)	0.120
0.318	0.395	0.432	0.103	0.187	0.434

(0.138)	(0.295)	(0.322)	(0.353)	(0.337)	(0.314)
(0.138)	(0.295)	(0.322)	(0.353)	(0.337)	(0.314)

$11.030	$10.850	$10.750	$10.640	$10.890	$11.040

2.94%	3.79%	4.10%	0.94%	1.75%	4.03%

$157	$317	$908	$1,713	$1,993	$2,811
1.64%	1.60%	1.60%	1.61%	1.60%	1.64%

1.71%	1.72%	1.70%	1.75%	1.72%	1.70%
2.53%	2.77%	2.98%	3.26%	3.11%	2.87%

2.46%	2.65%	2.88%	3.12%	2.99%	2.81%
21%	12%	27%	15%	11%	25%

53

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

54

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.840	$10.740	$10.630	$10.880	$11.030	$10.910

0.138	0.295	0.322	0.353	0.337	0.314
0.179	0.100	0.110	(0.250)	(0.150)	0.120
0.317	0.395	0.432	0.103	0.187	0.434

(0.137)	(0.295)	(0.322)	(0.353)	(0.337)	(0.314)
(0.137)	(0.295)	(0.322)	(0.353)	(0.337)	(0.314)

$11.020	$10.840	$10.740	$10.630	$10.880	$11.030

2.94%	3.78%	4.10%	0.94%	1.75%	4.04%

$13,038	$11,276	$7,126	$4,936	$5,162	$5,996
1.64%	1.60%	1.60%	1.61%	1.60%	1.64%

1.71%	1.72%	1.70%	1.75%	1.72%	1.70%
2.53%	2.77%	2.98%	3.26%	3.11%	2.87%

2.46%	2.65%	2.88%	3.12%	2.99%	2.81%
21%	12%	27%	15%	11%	25%

55

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

56

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$ 9.910	$10.000	$10.180	$10.530	$10.610	$10.240

0.205	0.422	0.418	0.430	0.445	0.469
0.419	(0.091)	(0.180)	(0.350)	(0.082)	0.372
0.624	0.331	0.238	0.080	0.363	0.841

(0.204)	(0.421)	(0.418)	(0.430)	(0.443)	(0.471)
(0.204)	(0.421)	(0.418)	(0.430)	(0.443)	(0.471)

$10.330	$9.910	$10.000	$10.180	$10.530	$10.610

6.33%	3.63%	2.35%	0.71%	3.54%	8.40%

$114,087	$107,951	$116,999	$109,807	$87,504	$63,802
0.91%	0.89%	0.89%	0.90%	0.89%	0.89%

0.98%	0.97%	0.97%	1.00%	1.00%	0.98%
4.05%	4.49%	4.11%	4.09%	4.26%	4.50%

3.98%	4.41%	4.03%	3.99%	4.15%	4.41%
4%	12%	10%	10%	4%	3%

57

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

58

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$9.920	$10.010	$10.190	$10.550	$10.630	$10.250

0.168	0.352	0.341	0.351	0.367	0.391
0.429	(0.091)	(0.179)	(0.360)	(0.082)	0.381
0.597	0.261	0.162	(0.009)	0.285	0.772

(0.167)	(0.351)	(0.342)	(0.351)	(0.365)	(0.392)
(0.167)	(0.351)	(0.342)	(0.351)	(0.365)	(0.392)

$10.350	$9.920	$10.010	$10.190	$10.550	$10.630

6.04%	2.86%	1.58%	(0.13% )	2.77%	7.68%

$4,897	$4,995	$5,907	$7,334	$9,578	$10,505
1.66%	1.64%	1.64%	1.65%	1.64%	1.64%

1.73%	1.72%	1.72%	1.75%	1.75%	1.73%
3.30%	3.74%	3.36%	3.34%	3.51%	3.75%

3.23%	3.66%	3.28%	3.24%	3.40%	3.66%
4%	12%	10%	10%	4%	3%

59

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

60

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$9.930	$10.020	$10.200	$10.550	$10.630	$10.250

0.168	0.352	0.342	0.351	0.367	0.391
0.419	(0.091)	(0.181)	(0.350)	(0.082)	0.381
0.587	0.261	0.161	0.001	0.285	0.772

(0.167)	(0.351)	(0.341)	(0.351)	(0.365)	(0.392)
(0.167)	(0.351)	(0.341)	(0.351)	(0.365)	(0.392)

$10.350	$ 9.930	$10.020	$10.200	$10.550	$10.630

5.93%	2.85%	1.58%	(0.04% )	2.76%	7.68%

$26,723	$24,740	$28,849	$26,016	$20,516	$15,809
1.66%	1.64%	1.64%	1.65%	1.64%	1.64%

1.73%	1.72%	1.72%	1.75%	1.75%	1.73%
3.30%	3.74%	3.36%	3.34%	3.51%	3.75%

3.23%	3.66%	3.28%	3.24%	3.40%	3.66%
4%	12%	10%	10%	4%	3%

61

Notes to financial statements
Delaware Minnesota Municipal Bond Funds	February 28, 2010 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds and Voyageur Intermediate Tax-Free Funds are individually referred to as a “Trust” and collectively as “Trusts”. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a “Fund” or collectively as the “Funds”). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for the Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for the Delaware Tax-Free Minnesota Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and declined from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

62

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a “Board” and collectively, the “Boards”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (August 31, 2006 – August 31, 2009), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are

63

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended February 28, 2010.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Funds adopted the Codification for the six months ended February 28, 2010. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse Delaware Minnesota High-Yield Municipal Bond Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.70% of average daily net assets from January 1, 2010 until such time as the waiver is discontinued. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by Delaware Minnesota High-Yield

64

Municipal Bond Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund, and may be discontinued at any time because it is voluntary. Prior to January 1, 2010, DMC had contractually agreed to waive that portion, if any, of each Fund’s management fees and reimburse the Funds to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and nonroutine expenses) did not exceed the specified percentages of average daily net assets as shown below:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Through December 31, 2009
Operating expense limitation
as a percentage of average
daily net assets (per annum)	0.67%	0.60%	0.64%
Expiration Date	12/31/09	12/31/09	12/31/09

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended February 28, 2010, each Fund was charged for these services as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$15,219	$2,354	$3,548

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. DDLP has contracted to limit Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fees through December 31, 2010 to no more than 0.15% of average daily net assets.

65

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At February 28, 2010, the Funds had liabilities payable to affiliates as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Investment management fee
payable to DMC	$256,403	$37,253	$55,994
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	20,314	3,981	6,156
Distribution fees payable
to DDLP	144,229	19,591	45,908
Other expenses payable to
DMC and affiliates*	23,830	3,793	5,567

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 28, 2010, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$22,290	$3,066	$4,618

For the six months ended February 28, 2010, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$40,036	$9,173	$13,477

66

For the six months ended February 28, 2010, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Class A	$—	$—	$—
Class B	465	—	1,009
Class C	1,333	1,123	283

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2010, the Funds made purchases and sales of investment securities other than short-term investments as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$78,768,690	$19,163,907	$5,568,368
Sales	66,263,369	9,733,171	3,001,084

At February 28, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2010, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Cost of investments	$595,243,001	$94,444,924	$142,408,844
Aggregate unrealized appreciation	$35,500,477	$4,572,699	$5,293,031
Aggregate unrealized depreciation	(6,856,830)	(291,389)	(3,676,441)
Net unrealized appreciation	$28,643,647	$4,281,310	$1,616,590

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the

67

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

3. Investments (continued)

reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Funds’ investments by the fair value hierarchy levels as of February 28, 2010:

	Delaware Tax-Free Minnesota Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$623,885,116	$623,885,116
Short-Term	1,532	—	1,532
Total	$1,532	$623,885,116	$623,886,648

	Delaware Tax-Free Minnesota Intermediate Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$98,421,137	$98,421,137
Short-Term	305,097	—	305,097
Total	$305,097	$98,421,137	$98,726,234

	Delaware Minnesota High-Yield Municipal Bond Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$143,226,786	$143,226,786
Short-Term	98,648	700,000	798,648
Total	$98,648	$143,926,786	$144,025,434

There were no Level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Funds’ year ending August 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

68

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2010 and the year ended August 31, 2009 was as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Six Months Ended 2/28/10*
Ordinary income	$25,263	$12,151	$—
Tax-exempt income	11,567,208	1,525,213	2,745,214
Total	$11,592,471	$1,537,364	$2,745,214

Year Ended 8/31/09
Ordinary income	$71,606	$—	$5,947
Tax-exempt income	23,418,382	2,616,042	5,725,369
Long-term capital gain	2,292,135	—	—
Total	$25,782,123	$2,616,042	$5,731,316

*Tax information for the period ended February 28, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2010, the estimated components of net assets on a tax basis were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$591,374,256	$93,577,105	$148,984,462
Distributions payable	(395,449)	(53,714)	(91,965)
Undistributed long-term capital gains	555,102	—	—
Undistributed tax-exempt income	249,832	56,236	92,062
Undistributed ordinary income	307,635	—	—
Realized losses 9/1/09-2/28/10	—	(88,807)	(3,472,773)
Post-October losses	—	—	(11,312)
Capital loss carryforwards
as of 8/31/09	—	(775,769)	(1,409,732)
Unrealized appreciation of investments	28,643,647	4,281,310	1,616,590
Net assets	$620,735,023	$96,996,361	$145,707,332

69

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2009 through February 28, 2010 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2010, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Undistributed (distributions in excess of)
net investment income	$(1,078)	$(3,445)	$(15,316)
Accumulated realized gain (loss)	1,078	3,445	15,316

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2009 will expire as follows:

	Delaware Tax-Free	Delaware Minnesota
	Minnesota	High-Yield Municipal
Year of Expiration	Intermediate Fund	Bond Fund
2010	$4,037	$57,521
2011	246,659	243,334
2012	—	684,248
2014	81,340	—
2015	109,745	96,079
2016	—	198,826
2017	333,988	129,724
Total	$775,769	$1,409,732

For the six months ended February 28, 2010, the Funds had capital losses which may increase capital loss carryforwards as follows:

Delaware Tax-Free	Delaware Minnesota
Minnesota	High-Yield Municipal
Intermediate Fund	Bond Fund
$88,807	$3,472,773

70

6. Capital Shares

Transactions in capital shares were as follows:

			Delaware Tax-Free		Delaware Minnesota
	Delaware Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/10	8/31/09	2/28/10	8/31/09	2/28/10	8/31/09
Shares sold:
Class A	2,069,163	3,674,457	1,283,071	2,423,967	755,166	1,614,974
Class B	—	11,946	1,264	2,214	—	7,863
Class C	306,151	807,342	277,034	486,526	199,072	281,808

Shares issued upon reinvestment of dividends and distributions:
Class A	603,135	1,360,233	88,191	143,180	148,182	317,830
Class B	7,579	22,511	185	1,215	5,358	12,919
Class C	36,962	68,882	10,019	16,111	31,006	68,762
	3,022,990	5,945,371	1,659,764	3,073,213	1,138,784	2,304,156

Shares repurchased:
Class A	(2,296,773)	(6,565,859)	(959,150)	(810,239)	(759,895)	(2,739,090)
Class B	(106,233)	(210,875)	(16,425)	(58,625)	(35,680)	(107,260)
Class C	(206,368)	(349,626)	(143,488)	(126,181)	(141,633)	(738,199)
	(2,609,374)	(7,126,360)	(1,119,063)	(995,045)	(937,208)	(3,584,549)
Net increase (decrease)	413,616	(1,180,989)	540,701	2,078,168	201,576	(1,280,393)
For the six months ended February 28, 2010 and the year ended August 31, 2009, the following shares and values were converted from Class B shares to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

	Six Months Ended			Year Ended
	2/28/10			8/31/09
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Minnesota Fund	66,864	66,918	$831,340	97,466	97,549	$1,145,062
Delaware Tax-Free Minnesota
Intermediate Fund	11,945	11,977	131,502	39,832	39,916	410,681
Delaware Minnesota High-Yield
Municipal Bond Fund	19,945	19,964	204,598	38,299	38,350	356,368

71

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

7. Line of Credit

The Funds, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participate in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Funds had no amounts outstanding as of February 28, 2010 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Inverse Floaters — Each Fund may participate in inverse floater programs where a fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of their portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. At February 28, 2010, the Funds held no investments in inverse floaters.

9. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At February 28, 2010, the percentages of each Fund’s net assets insured by insurers are listed and these securities have been identified in the statements of net assets.

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
24%	24%	14%

72

The Funds invest a portion of their assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Funds’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of February 28, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

73

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP, and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Funds. On January 4, 2010, the new investment management agreement between DMC and the Funds that was approved by the shareholders became effective.

12. Subsequent Events

Management has evaluated whether any events or transactions occurred subsequent to February 28, 2010 through April 15, 2010, the date of issuance of the Funds’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

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Other Fund information
(Unaudited)
Delaware Minnesota Municipal Bond Funds

Proxy Results

At Joint Special Meetings of Shareholders of Voyageur Tax-Free Funds, on behalf of Delaware Tax-Free Minnesota Fund; Voyageur Intermediate Tax-Free Funds, on behalf of Delaware Tax-Free Minnesota Intermediate Fund; and Voyageur Mutual Funds, on behalf of Delaware Minnesota High-Yield Municipal Bond Fund (Voyageur Tax-Free Funds, Voyageur Intermediate Tax-Free Funds, and Voyageur Mutual Fund hereinafter each, a “Trust” and collectively, the “Trusts” and Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund hereinafter each, a “Fund” and collectively, the “Funds”) held on November 12, 2009 and reconvened on December 4, 2009 for Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund only and March 16, 2010, the shareholders of each Fund voted to (i) elect a Board of Trustees for each Trust; and to (ii) approve new investment advisory agreements between each Trust, on behalf of the respective Fund, and Delaware Management Company, respectively. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for each Trust.

Voyageur Tax-Free Funds

		% of	% of		% of	% of
		outstanding	shares		outstanding	shares
	Shares voted for	shares	voted	Shares withheld	shares	voted
Thomas L. Bennett	34,658,325.107	70.064	96.985	1,077,535.235	2.178	3.015
Patrick P. Coyne	34,637,532.827	70.022	96.927	1,098,327.515	2.220	3.073
John A. Fry	34,678,965.504	70.106	97.042	1,056,894.838	2.136	2.958
Anthony D. Knerr	34,658,281.949	70.064	96.985	1,077,578.393	2.178	3.015
Lucinda S. Landreth	34,690,535.224	70.129	97.075	1,045,325.118	2.113	2.925
Ann R. Leven	34,683,926.638	70.116	97.056	1,051,933.704	2.126	2.944
Thomas F. Madison	34,602,190.932	69.950	96.828	1,133,669.410	2.292	3.172
Janet L. Yeomans	34,292,557.980	70.133	97.081	1,043,302.362	2.109	2.919
J. Richard Zecher	34,643,543.675	70.034	96.943	1,092,316.667	2.208	3.057

Voyageur Intermediate Tax-Free Funds

		% of	% of		% of	% of
		outstanding	shares		outstanding	shares
	Shares voted for	shares	voted	Shares withheld	shares	voted
Thomas L. Bennett	6,484,566.470	77.047	97.545	163,206.620	1.939	2.455
Patrick P. Coyne	6,484,949.955	77.052	97.551	162,823.125	1.934	2.449
John A. Fry	6,483,192.193	77.031	97.524	164,580.897	1.955	2.476
Anthony D. Knerr	6,485,116.711	77.054	97.553	162,656.379	1.932	2.447
Lucinda S. Landreth	6,487,230.281	77.079	97.585	160,542.809	1.907	2.415
Ann R. Leven	6,485,837.612	77.062	97.564	161,935.478	1.924	2.436
Thomas F. Madison	6,485,116.711	77.054	97.553	162,656.379	1.932	2.447
Janet L. Yeomans	6,487,230.281	77.079	97.585	160,542.809	1.907	2.415
J. Richard Zecher	6,482,808.708	77.026	97.519	164,964.382	1.960	2.481

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Other Fund information
(Unaudited)
Delaware Minnesota Municipal Bond Funds

Proxy Results (continued)

1. To elect a Board of Trustees for each Trust. (continued)

Voyageur Mutual Funds

		% of	% of		% of	% of
		outstanding	shares		outstanding	shares
	Shares voted for	shares	voted	Shares withheld	shares	voted
Thomas L. Bennett	27,534,201.174	64.687	94.418	1,627,955.392	3.825	5.582
Patrick P. Coyne	27,538,840.631	64.698	94.433	1,623,315.935	3.814	5.567
John A. Fry	27,541,310.882	64.704	94.442	1,620,845.684	3.808	5.558
Anthony D. Knerr	27,543,108.286	64.708	94.448	1,619,048.280	3.804	5.552
Lucinda S. Landreth	27,542,973.819	64.708	94.448	1,619,182.747	3.804	5.552
Ann R. Leven	27,540,505.439	64.702	94.439	1,621,651.127	3.810	5.561
Thomas F. Madison	27,534,959.779	64.689	94.420	1,627,196.787	3.823	5.580
Janet L. Yeomans	27,539,087.174	64.698	94.434	1,623,069.392	3.814	5.566
J. Richard Zecher	27,532,297.843	64.683	94.411	1,629,858.723	3.829	5.589

2.	To approve a new investment advisory agreement between each Trust, on behalf of the respective Fund, and Delaware Management Company.

Delaware Tax-Free Minnesota Fund
Shares Voted For	25,635,126.154
Percentage of Outstanding Shares	51.823%
Percentage of Shares Voted	71.790%
Shares Voted Against	570,789.999
Percentage of Outstanding Shares	1.154%
Percentage of Shares Voted	1.599%
Shares Abstained	1,400,776.175
Percentage of Outstanding Shares	2.832%
Percentage of Shares Voted	3.922%
Broker Non-Votes	8,101,614.624

Delaware Tax-Free Minnesota Intermediate Fund
Shares Voted For	4,242,203.541
Percentage of Outstanding Shares	50.404%
Percentage of Shares Voted	64.304%
Shares Voted Against	70,842.414
Percentage of Outstanding Shares	0.842%
Percentage of Shares Voted	1.073%
Shares Abstained	130,166.113
Percentage of Outstanding Shares	1.547%
Percentage of Shares Voted	1.974%
Broker Non-Votes	2,153,938.780

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Delaware Minnesota High-Yield Municipal Bond Fund
Shares Voted For	6,910,587.530
Percentage of Outstanding Shares	49.779%
Percentage of Shares Voted	68.802%
Shares Voted Against	194,397.369
Percentage of Outstanding Shares	1.401%
Percentage of Shares Voted	1.935%
Shares Abstained	315,809.744
Percentage of Outstanding Shares	2.274%
Percentage of Shares Voted	3.145%
Broker Non-Votes	2,623,411.893

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Other Fund information
(Unaudited)
Delaware Minnesota Municipal Bond Funds

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments® Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).
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In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);
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Other Fund information
(Unaudited)
Delaware Minnesota Municipal Bond Funds

Board Consideration of New Investment Advisory Agreement (continued)
  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments® Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware Investments Fund for the same class of shares in another Delaware Investments Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also

80

concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

81

Other Fund information
(Unaudited)
Delaware Minnesota Municipal Bond Funds

Board Consideration of New Investment Advisory Agreement (continued)

Comparative Expenses. The Trustees also considered expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

Management Profitability. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered

82

Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

Economies of Scale. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

83

Other Fund information
(Unaudited)
Delaware Minnesota Municipal Bond Funds

Board Consideration of New Investment Advisory Agreement (continued)

Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements; (ii) such benefits did not impose a cost or burden on the Funds or their shareholders; and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

Board Review of Macquarie Group. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

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Conclusion. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

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About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

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Semiannual report Delaware Tax-Free USA Fund Delaware Tax-Free USA Intermediate Fund Delaware National High-Yield Municipal Bond Fund February 28, 2010 Fixed income mutual funds
This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund.

The figures in the semiannual report for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at www.delawareinvestments.com.

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On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Funds’ prospectus and any supplements thereto for more complete information.

Investments in Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Disclosure of Fund expenses	1
Sector allocations and credit quality breakdowns	4
Statements of net assets	7
Statements of operations	48
Statements of changes in net assets	50
Financial highlights	56
Notes to financial statements	79
Other Fund information	92
About the organization	102

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period September 1, 2009 to February 28, 2010

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Tax-Free USA Fund Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/09	2/28/10	Expense Ratio	9/1/09 to 2/28/10*
Actual Fund return
Class A	$1,000.00	$1,056.10	0.80%	$4.08
Class B	1,000.00	1,052.10	1.56%	7.94
Class C	1,000.00	1,052.10	1.56%	7.94
Institutional Class	1,000.00	1,063.50	0.56%	2.87
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class B	1,000.00	1,017.06	1.56%	7.80
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81

Delaware Tax-Free USA Intermediate Fund Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/09	2/28/10	Expense Ratio	9/1/09 to 2/28/10*
Actual Fund return
Class A	$1,000.00	$1,043.30	0.75%	$3.80
Class B	1,000.00	1,039.00	1.60%	8.09
Class C	1,000.00	1,039.00	1.60%	8.09
Institutional Class	1,000.00	1,053.20	0.60%	3.05
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.08	0.75%	$3.76
Class B	1,000.00	1,016.86	1.60%	8.00
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

2

Delaware National High-Yield Municipal Bond Fund Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/09	2/28/10	Expense Ratio	9/1/09 to 2/28/10*
Actual Fund return
Class A	$1,000.00	$1,102.60	0.85%	$4.43
Class B	1,000.00	1,098.40	1.60%	8.32
Class C	1,000.00	1,098.20	1.60%	8.32
Institutional Class	1,000.00	1,113.70	0.60%	3.14
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class B	1,000.00	1,016.86	1.60%	8.00
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

*“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

Sector allocations and credit quality breakdowns
Delaware Tax-Free USA Fund	As of February 28, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.87%
Corporate Revenue Bonds	17.53%
Education Revenue Bonds	7.24%
Electric Revenue Bonds	1.70%
Escrowed to Maturity Bonds	6.75%
Health Care Revenue Bonds	12.13%
Housing Revenue Bonds	0.92%
Lease Revenue Bonds	3.36%
Local General Obligation Bonds	5.38%
Pre-Refunded Bonds	13.18%
Special Tax Revenue Bonds	10.51%
State General Obligation Bonds	6.29%
Transportation Revenue Bonds	10.57%
Water & Sewer Revenue Bonds	3.31%
Short-Term Investments	0.31%
Total Value of Securities	99.18%
Receivables and Other Assets Net of Liabilities	0.82%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	24.31%
AA	11.67%
A	24.34%
BBB	27.62%
BB	1.74%
B	2.46%
CCC	1.45%
Not Rated	6.41%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

4

Delaware Tax-Free USA Intermediate Fund	As of February 28, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	97.41%
Corporate Revenue Bonds	9.40%
Education Revenue Bonds	5.19%
Electric Revenue Bonds	2.41%
Escrowed to Maturity Bonds	0.08%
Health Care Revenue Bonds	11.79%
Housing Revenue Bonds	1.28%
Lease Revenue Bonds	2.24%
Local General Obligation Bonds	7.62%
Pre-Refunded Bonds	5.78%
Resource Recovery Revenue Bonds	0.20%
Special Tax Revenue Bonds	12.03%
State General Obligation Bonds	22.30%
Transportation Revenue Bonds	10.42%
Water & Sewer Revenue Bonds	6.67%
Short-Term Investments	1.33%
Total Value of Securities	98.74%
Receivables and Other Assets Net of Liabilities	1.26%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	23.76%
AA	24.94%
A	27.11%
BBB	17.85%
BB	1.34%
B	0.39%
CCC	0.57%
Not Rated	4.04%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

5

Sector allocations and credit quality breakdowns
Delaware National High-Yield Municipal Bond Fund	As of February 28, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.31%
Corporate Revenue Bonds	22.87%
Education Revenue Bonds	17.48%
Health Care Revenue Bonds	31.17%
Housing Revenue Bonds	0.97%
Lease Revenue Bonds	2.81%
Pre-Refunded Bonds	1.55%
Special Tax Revenue Bonds	11.46%
State General Obligation Bonds	5.61%
Transportation Revenue Bonds	4.39%
Short-Term Investments	2.74%
Total Value of Securities	101.05%
Liabilities Net of Receivables and Other Assets	(1.05%)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	6.93%
AA	2.27%
A	13.75%
BBB	41.33%
BB	7.43%
B	4.79%
CCC	1.45%
Not Rated	22.05%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

6

Statements of net assets
Delaware Tax-Free USA Fund	February 28, 2010 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.87%
Corporate Revenue Bonds – 17.53%
Alliance Airport Authority, Texas Special
Facilities Revenue (American Airlines Project)
Series B 5.25% 12/1/29 (AMT)	$2,250,000	$1,422,270
• Brazos, Texas Harbor Industrial Development
Environmental Facilities Revenue
(Dow Chemical Co. Project) 5.90% 5/1/38 (AMT)	1,940,000	1,910,085
Brazos, Texas River Authority Pollution Control Revenue
(Texas Utilities) 5.40% 5/1/29 (AMT)	3,000,000	1,444,800
•(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	3,500,000	1,872,640
Buckeye, Ohio Tobacco Settlement Financing Authority
Asset-Backed Series A-2 5.875% 6/1/47	8,040,000	6,047,768
Clayton County, Georgia Development Authority
Special Facilities Revenue (Delta Airlines)
Series B 9.00% 6/1/35 (AMT)	3,800,000	3,855,366
Cloquet, Minnesota Pollution Control Revenue
(Potlatch Corp. Project) 5.90% 10/1/26	1,695,000	1,560,434
Harris County, Texas Industrial Development
Corporation Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,880,000	2,939,818
Hawaii State Department Budget & Finance Special
Purpose Revenue (Hawaiian Electric Co. Subsidiary)
6.50% 7/1/39	5,350,000	5,768,905
Indianapolis, Indiana Airport Authority Revenue Special
Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	2,750,000	2,846,635
Series 1998 5.50% 5/1/29 (AMT)	2,000,000	1,913,320
Iowa Finance Authority Pollution Control Facility Revenue
(Interstate Power) 5.00% 7/1/14 (FGIC)	3,640,000	3,911,435
Mason County, West Virginia Pollution Control Revenue
(Appalachian Power Co. Project) Series K
6.05% 12/1/24 (AMBAC)	3,000,000	3,036,600
Mississippi Business Finance Corporation Pollution Control
Revenue (System Energy Resources, Inc. Project)
5.90% 5/1/22	3,000,000	2,999,730
Missouri State Environmental Improvement & Energy
Resource Authority Pollution Control Revenue
Refunding (St. Joseph Light & Power Company Project)
5.85% 2/1/13 (AMBAC)	2,200,000	2,205,082

7

Statements of net assets
Delaware Tax-Free USA Fund

		Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
•	Mobile, Alabama Industrial Development Board
	Pollution Control Revenue (Alabama Power Co.)
	Series B 4.875% 6/1/34	$4,750,000	$5,098,413
	M-S-R Energy Authority, California Gas Revenue Series A
	6.125% 11/1/29	1,915,000	1,991,868
	6.50% 11/1/39	3,915,000	4,161,762
	Nassau County, New York Tobacco Settlement
	Asset-Backed Series A-3 5.125% 6/1/46	2,215,000	1,789,698
	New Jersey Economic Development Authority Special
	Facility Revenue (Continental Airlines, Inc. Project)
	6.25% 9/15/29 (AMT)	2,000,000	1,771,660
•	New York City, New York Industrial Development
	Agency Special Facilities Revenue
	(American Airlines - JFK International Airport)
	7.625% 8/1/25 (AMT)	4,620,000	4,554,673
	7.75% 8/1/31 (AMT)	2,000,000	2,007,180
	Ohio State Air Quality Development Authority Revenue
	Environmental Improvement (First Energy Generation)
	Series A 5.70% 8/1/20	4,750,000	5,045,308
	Owen County, Kentucky Waterworks System Revenue
	(American Water Co.) Series B 5.625% 9/1/39	3,300,000	3,399,198
	Pennsylvania Economic Development
	Financing Authority Exempt Facilities Revenue
	(Allegheny Energy Supply Co.) 7.00% 7/15/39	6,340,000	7,093,635
	Petersburg, Indiana Pollution Control Revenue
	(Indianapolis Power & Light Co. Project)
	6.375% 11/1/29 (AMT)	5,000,000	5,049,600
	Phenix City, Alabama Industrial Development Board
	Environmental Improvement Revenue (Mead Westvaco
	Corp. Project) Series A 6.35% 5/15/35 (AMT)	3,000,000	2,759,880
	Richmond County, Georgia Development Authority
	Environmental Improvement Revenue (International
	Paper Co.) Series B 5.95% 11/15/25 (AMT)	5,000,000	4,911,950
	Salt Verde Financial Corporation, Arizona Gas
	Revenue Senior 5.00% 12/1/37	5,500,000	4,707,725
	South Carolina Jobs-Economic Development Authority
	Industrial Revenue (South Carolina Electric & Gas Co.
	Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)	500,000	494,825

8

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Sugar Creek, Missouri Industrial Development
Revenue (Lafarge North America Project)
Series A 5.65% 6/1/37 (AMT)	$500,000	$454,075
Sweetwater County, Wyoming Solid Waste Disposal
Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	3,250,000	3,025,588
Tobacco Settlement Financing Corporation, Virginia Senior
ΩConvertible Series B-2 5.20% 6/1/46	2,500,000	1,530,375
Series B-1 5.00% 6/1/47	2,020,000	1,387,922
		104,970,223
Education Revenue Bonds – 7.24%
Amherst, New York Industrial Development Agency
Civic Facilities Revenue (UBF Faculty Student Housing)
Series A 5.75% 8/1/30 (AMBAC)	1,300,000	1,319,630
Broward County, Florida Educational Facilities Authority
Revenue (Nova Southeastern Project)
5.25% 4/1/27 (RADIAN)	1,000,000	948,060
California Statewide Communities Development Authority
Student Housing Revenue (East Campus Apartments, LLC)
Series A 5.625% 8/1/34 (ACA)	3,400,000	3,258,458
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,371,670
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue (Riverside Military Academy Project)
5.125% 3/1/37	3,735,000	2,324,851
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	4,200,000	3,918,936
Massachusetts State Health & Educational
Facilities Authority Revenue
(Harvard University) Series A 5.50% 11/15/36	4,515,000	5,042,578
(Nichols College Project) Series C 6.125% 10/1/29	4,350,000	4,175,000
Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University)
Series A 5.375% 3/15/39	5,000,000	5,445,899
New Hampshire Higher Educational & Health Facilities
Authority Revenue (New Hampton School Issue)
5.375% 10/1/28	3,070,000	2,755,079

9

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New Jersey State Educational Facilities Authority Revenue
(University of Medical & Dentistry)
Series B 7.50% 12/1/32	$1,435,000	$1,626,472
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	1,750,000	1,322,895
Saint Louis, Missouri Industrial Development Authority
Revenue (Confluence Academy Project) Series A
5.25% 6/15/25	1,150,000	923,841
5.35% 6/15/32	2,300,000	1,724,011
Texas A & M University Revenue Financing System
5.00% 5/15/17	4,060,000	4,745,775
University of the Virgin Islands Series A 5.375% 6/1/34	500,000	476,840
		43,379,995
Electric Revenue Bonds – 1.70%
Chelan County, Washington Public Utilities District #001
Consolidated Revenue (Chelan Hydro System)
Series A 5.45% 7/1/37 (AMBAC) (AMT)	5,000,000	4,929,700
Puerto Rico Electric Power Authority Revenue
Series PP 5.00% 7/1/25 (NATL-RE) (FGIC)	1,000,000	1,008,870
Series TT 5.00% 7/1/37	1,105,000	1,055,805
Series WW 5.50% 7/1/38	2,100,000	2,126,460
Sikeston, Missouri Electric Revenue Refunding
6.00% 6/1/13 (NATL-RE)	1,000,000	1,063,740
		10,184,575
Escrowed to Maturity Bonds – 6.75%
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue (Southeast
Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	440,000	496,910
^ Greene County, Missouri Single Family Mortgage Revenue
Municipal Multiplier (Private Mortgage Insurance)
6.10% 3/1/16	1,225,000	1,046,995
Louisiana Public Facilities Authority Hospital Revenue
(Southern Baptist Hospital, Inc. Project) 8.00% 5/15/12	2,715,000	2,943,141
New Jersey State Highway Authority Garden State
Parkway General Revenue (Senior Parkway)
5.50% 1/1/14 (FGIC)	5,000,000	5,821,300
5.50% 1/1/15 (FGIC)	7,310,000	8,696,488
5.50% 1/1/16 (FGIC)	1,000,000	1,201,070

10

	Principal amount	Value
Municipal Bonds (continued)
Escrowed to Maturity Bonds (continued)
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	$13,535,000	$17,487,224
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	2,200,000	2,744,368
		40,437,496
Health Care Revenue Bonds – 12.13%
Arizona Health Facilities Authority Revenue
(Banner Health) Series D 5.375% 1/1/32	2,500,000	2,555,175
Brevard County, Florida Health Facilities Authority Health
Care Facilities Revenue (Heath First Inc. Project)
Series B 7.00% 4/1/39	1,610,000	1,759,247
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,250,000	2,503,778
California Municipal Finance Authority Certificates
of Participation (Community Hospital Center)
5.50% 2/1/39	4,380,000	3,862,853
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue Unrefunded
Balance (St. Francis Medical Center)
Series A 5.50% 6/1/32	1,000,000	1,002,570
Chatham County, Georgia Hospital Authority Revenue
(Memorial Health Medical Center)
Series A 6.125% 1/1/24	1,805,000	1,806,967
@ Cleveland-Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,500,000	1,259,880
Colorado Health Facilities Authority Revenue (Evangelical
Lutheran) Series A 5.25% 6/1/34	4,275,000	3,892,901
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health
Systems) Series A 5.50% 1/1/29	4,000,000	4,154,240
Fairfax County, Virginia Industrial Development
Authority Revenue (Inova Health Services)
Series A 5.50% 5/15/35	2,500,000	2,619,450
Gainesville & Hall County, Georgia Development Authority
Revenue Senior Living Facilities (Lanier Village Estates
Project) Series C 7.25% 11/15/29	1,000,000	1,020,850
Illinois Finance Authority Revenue (Silver Cross & Medical
Centers) 7.00% 8/15/44	5,500,000	5,721,980

11

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Illinois Health Facilities Authority Revenue (Elmhurst
Memorial Healthcare Project) 5.625% 1/1/28	$2,000,000	$1,924,700
Lucas County, Ohio Health Care Facility Revenue (Sunset
Retirement Communities) Series A 6.625% 8/15/30	2,000,000	2,018,120
Maricopa County, Arizona Industrial Development
Authority Health Facilities Revenue (Catholic Healthcare
West) Series A 6.00% 7/1/39	3,690,000	3,850,515
Michigan State Hospital Finance Authority Revenue
(Ascension Health Credit Group) Series B 5.25% 11/15/26	3,500,000	3,619,000
(Trinity Health Credit) Series C 5.375% 12/1/30	6,000,000	6,050,760
New York State Dormitory Authority Revenue
Non State Supported Debt
(North Shore LI Jewish Health System)
Series A 5.50% 5/1/37	3,500,000	3,552,605
(Orange Regional Medical Center) 6.50% 12/1/21	2,745,000	2,801,547
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian
Homes) 5.40% 10/1/27	3,260,000	3,096,511
Ohio State Higher Educational Facility Community
Revenue (Cleveland Clinic Health System Obligation
Group) Series A 5.25% 1/1/33	2,000,000	2,062,100
Oregon Health Science University Revenue
^(Capital Appreciation Insured) Series A
5.50% 7/1/21 (NATL-RE)	2,000,000	1,078,180
Series A 5.75% 7/1/39	3,700,000	3,907,755
Oregon State Facilities Authority Revenue
(Samaritan Health Services) Series A 5.25% 10/1/40	2,775,000	2,777,081
Puerto Rico Industrial, Tourist, Educational, Medical &
Environmental Control Facilities Revenue
(Hospital Auxilio Mutuo Obligated Group)
Series A 6.25% 7/1/24 (NATL-RE)	1,200,000	1,201,140
Tallahassee, Florida Health Facilities Revenue
(Tallahassee Memorial Regional Medical Center)
Series B 6.00% 12/1/15 (NATL-RE)	2,500,000	2,504,600
		72,604,505

12

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 0.92%
Florida Housing Finance Agency
(Landings at Sea Forest Apartments) Series T
5.85% 12/1/18 (AMBAC) (FHA) (AMT)	$300,000	$300,198
6.05% 12/1/36 (AMBAC) (FHA) (AMT)	700,000	700,147
(Spinnaker Cove Apartments) Series G
6.50% 7/1/36 (AMBAC) (FHA) (AMT)	500,000	500,285
Missouri State Housing Development Commission
Mortgage Revenue Single Family Homeowner Loan A
5.20% 9/1/33 (GNMA) (FNMA) (AMT)	190,000	191,064
Missouri State Housing Development Commission
Multifamily Housing Revenue
(Hyder) Series 3 5.60% 7/1/34 (FHA) (AMT)	1,435,000	1,457,600
(San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)	500,000	506,320
New Mexico Mortgage Finance Authority Revenue
Series B Class III 6.75% 7/1/25 (GNMA) (FNMA)	90,000	93,694
Series E 6.95% 1/1/26 (GNMA) (AMT)	105,000	107,837
Orange County, Florida Housing Finance Authority
Homeowner Revenue Series B
5.25% 3/1/33 (GNMA) (FNMA) (AMT)	135,000	135,914
Oregon Health, Housing, Educational, & Cultural
Facilities Authority Revenue (Pier Park Project)
Series A 6.05% 4/1/18 (GNMA) (AMT)	890,000	891,193
Santa Fe, New Mexico Single Family Mortgage Revenue
Series B-1 6.20% 11/1/16 (GNMA) (FNMA) (AMT)	135,000	135,184
Volusia County, Florida Multifamily Housing Finance
Authority (San Marco Apartments)
Series A 5.60% 1/1/44 (AGM) (AMT)	500,000	503,450
		5,522,886
Lease Revenue Bonds – 3.36%
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32 (AMT)	3,750,000	3,151,799
(Orlando/Cargo Acquisition Project)
6.75% 1/1/32 (AMT)	2,395,000	2,057,018
Golden State Tobacco Securitization Corporation
Settlement Revenue Enhanced Asset-Backed
Series A 5.00% 6/1/45	3,450,000	2,915,354

13

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Grapevine, Texas Industrial Development Corporation
Revenue (Air Cargo) 6.50% 1/1/24 (AMT)	$905,000	$846,790
Houston, Texas Industrial Development Corporation
Revenue (Air Cargo) 6.375% 1/1/23 (AMT)	1,990,000	1,828,671
Loudoun County, Virginia Industrial Development
Authority Public Safety Facility Lease Revenue
Series A 5.25% 12/15/23 (AGM)	700,000	768,145
Missouri State Development Finance Board Infrastructure
Facilities Revenue
(Branson Landing Project) Series A
5.25% 12/1/19	1,435,000	1,470,631
5.625% 12/1/28	2,430,000	2,450,339
(Sewer System Improvement Project)
Series C 5.00% 3/1/25	605,000	605,163
(Triumph Foods Project) Series A 5.25% 3/1/25	500,000	502,455
Puerto Rico Commonwealth Industrial Development
Company General Purpose Revenue
Series B 5.375% 7/1/16	1,000,000	1,000,950
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series F 5.25% 7/1/25	930,000	925,090
^ St. Louis, Missouri Industrial Development Authority
Leasehold Revenue (Convention Center Hotel)
5.80% 7/15/20 (AMBAC)	3,035,000	1,576,015
		20,098,420
Local General Obligation Bonds – 5.38%
Boerne, Texas Independent School District Building
5.25% 2/1/27 (PSF)	4,000,000	4,176,800
Desert, California Community College District Election
2004 Series C 5.00% 8/1/37 (AGM)	4,785,000	4,841,080
Los Angeles, California Unified School District Election of
2005 Series F 5.00% 1/1/34	6,180,000	6,211,702
Melrose Park, Illinois Tax Increment
Series B 6.00% 12/15/19 (AGM)	1,250,000	1,293,463
New York City, New York
Series I 5.125% 3/1/23	5,875,000	6,091,259
Series I-1 5.375% 4/1/36	5,000,000	5,369,800
Series J 5.25% 6/1/28	2,055,000	2,123,843
Powell, Ohio 5.50% 12/1/32 (NATL-RE)	2,000,000	2,109,800
		32,217,747

14

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds – 13.18%
Alexandria, Virginia Industrial Development Authority
Revenue (Institute for Defense Analyses)
Series A 5.90% 10/1/30-10 (AMBAC)	$6,000,000	$6,266,340
Deschutes County, Oregon Hospital Facilities Authority
Hospital Revenue (Cascade Health Services)
5.60% 1/1/32-12	1,250,000	1,364,025
Duluth, Minnesota Economic Development Authority
Health Care Facilities Revenue (Benedictine Health
System - St. Mary’s Hospital) 5.25% 2/15/33-14	4,000,000	4,615,680
Florida State Board of Education (Lottery Revenue)
Series A 6.00% 7/1/14-10 (FGIC)	1,000,000	1,030,380
Golden State, California Tobacco Securitization
Corporation Settlement Revenue
Series B 5.625% 6/1/38-13	7,500,000	8,570,699
Henrico County, Virginia Economic Development Authority
Revenue (Bon Secours Health System)
Series A 5.60% 11/15/30-11	130,000	146,619
Highlands County, Florida Health Facilities Authority
(Adventist Health System/Sunbelt)
Series A 6.00% 11/15/31-11	1,500,000	1,645,665
Illinois Educational Facilities Authority Student Housing
Revenue (Educational Advancement Fund - University
Center Project) 6.25% 5/1/30-12	5,000,000	5,641,850
Jackson, Ohio Local School District (Stark & Summit
Counties) School Facilities Construction & Improvement
5.625% 12/1/25-10 (AGM)	1,000,000	1,041,630
Jackson, Oregon School District #6 Central Point
5.25% 6/15/20-10 (FGIC)	1,175,000	1,193,224
Lee County, Florida Airport Revenue
Series B 5.75% 10/1/33-10 (AGM)	3,000,000	3,129,930
Linn County, Oregon Community School District #9
Lebanon 5.60% 6/15/30-13 (FGIC)	2,000,000	2,304,480
Maryland State Economic Development Corporation,
Student Housing Revenue (University of Maryland
College Park Project) 5.625% 6/1/35-13	1,125,000	1,296,281
Milledgeville-Baldwin County, Georgia Development
Authority Revenue (Georgia College & State University
Foundation Student Housing Project) 6.00% 9/1/33-14	1,000,000	1,211,590

15

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
New Jersey State Educational Facilities Authority
Revenue (Stevens Institute of Technology)
Series B 5.25% 7/1/24-14	$2,085,000	$2,435,343
New York City, New York Series J 5.25% 6/1/28-13	2,895,000	3,305,656
North Carolina Medical Care Commission Hospital
Revenue (Northeast Medical Center Project)
5.125% 11/1/34-14	1,250,000	1,465,663
Osceola County, Florida School Board Certificates of
Participation Series A 5.25% 6/1/27-12 (AMBAC)	4,000,000	4,422,280
Payne County, Oklahoma Economic Development
Authority Student Housing Revenue (Collegiate
Housing Foundation - Oklahoma State University)
Series A 6.375% 6/1/30-11	4,000,000	4,300,720
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series G 5.00% 7/1/42-13	525,000	595,718
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	6,000,000	6,704,700
Series NN 5.125% 7/1/29-13	1,105,000	1,255,645
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33-14	175,000	202,715
Richmond, Virginia Public Utilities Revenue
5.00% 1/15/27-12 (AGM)	10,000,000	10,830,999
St. Louis, Missouri Airport Revenue (Capital Improvement
Project) Series A 5.375% 7/1/21-12 (NATL-RE)	1,635,000	1,807,558
Vancouver, Washington Limited Tax
5.50% 12/1/25-10 (AMBAC)	1,250,000	1,300,850
Wisconsin Housing & Economic Developing Authority
Revenue 6.10% 6/1/21-17 (FHA)	690,000	828,449
		78,914,689
Special Tax Revenue Bonds – 10.51%
Brooklyn Arena Local Development Corporation, New York
Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	8,230,000	8,938,849
California State Economic Recovery Refunding
Series A 5.25% 7/1/21	3,130,000	3,482,814
Florida Enterprise Community Development District Special
Assessment 6.10% 5/1/16 (NATL-RE)	695,000	697,836

16

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Henderson, Nevada Local Improvement Districts #T-18
5.30% 9/1/35	$2,315,000	$921,393
Hollywood, Florida Community Redevelopment Agency
Revenue (Beach CRA) 5.625% 3/1/24	1,200,000	1,157,736
Jacksonville, Florida Excise Taxes Revenue
Series B 5.00% 10/1/26 (AMBAC)	1,000,000	1,025,640
Lammersville, California School District Community
Facilities District #2002 (Mountain House)
5.125% 9/1/35	4,125,000	3,167,051
Middlesex County, New Jersey Improvement Authority
Senior Revenue (Heldrich Center
Hotel/Conference Project) Series A
5.00% 1/1/32	1,500,000	846,525
5.125% 1/1/37	1,500,000	848,415
Missouri State Development Finance Board Infrastructure
Facilities Revenue (Crackerneck Creek Project)
Series C 5.00% 3/1/26	500,000	500,715
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.50% 6/15/31	1,000,000	944,810
5.75% 6/15/34	1,935,000	1,866,153
New York City, New York Transitional Finance Authority
Series D 5.00% 2/1/31	5,000,000	5,113,200
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,112,690
New York State Dormitory Authority State
Personal Income Tax Revenue
Series A 5.00% 3/15/38	4,545,000	4,732,936
Series B 5.25% 3/15/38	6,000,000	6,381,900
Puerto Rico Sales Tax Financing Corporation
Sales Tax Revenue
Ω(Capital Appreciation) Series A 6.75% 8/1/32	10,780,000	8,204,550
•Series A 5.00% 8/1/39	5,500,000	5,775,385
Series A 5.75% 8/1/37	5,905,000	6,104,412
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,092,040
		62,915,050

17

Statements of net assets
Delaware Tax-Free USA Fund

		Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds – 6.29%
	California State
	6.00% 4/1/38	$4,060,000	$4,194,711
	6.50% 4/1/33	2,570,000	2,782,462
	Connecticut State Economic Recovery
	Series A 5.00% 1/1/16	1,960,000	2,278,794
	Guam Government Series A 7.00% 11/15/39	4,295,000	4,600,117
	Maryland State & Local Facilities Land Capital
	Improvement Second Series 5.00% 8/1/16	4,000,000	4,729,400
	Massachusetts State Consolidated Loan
	Series C 5.50% 11/1/15	1,860,000	2,226,308
	Puerto Rico Commonwealth Public Improvement
	Series A 5.125% 7/1/31	7,880,000	7,529,891
	Series A 5.25% 7/1/23	500,000	504,215
	Series A 5.50% 7/1/19 (NATL-RE)	5,000,000	5,350,200
	Series C 6.00% 7/1/39	3,370,000	3,469,247
			37,665,345
Transportation Revenue Bonds – 10.57%
	Bay Area, California Toll Bridge Authority Revenue
	(San Francisco Bay Area) Series F-1 5.625% 4/1/44	4,265,000	4,557,366
	Branson, Missouri Regional Airport Transportation
	Development District Revenue (Branson Airport Project)
	Series B 6.00% 7/1/37 (AMT)	1,500,000	981,585
	Dallas-Fort Worth, Texas International Airport Revenue
	Series A 5.50% 11/1/31 (NATL-RE) (FGIC) (AMT)	1,500,000	1,509,420
	Maryland State Economic Development Corporation
	Revenue (Transportation Facilities Project)
	Series A 5.75% 6/1/35	5,075,000	5,188,985
	Missouri State Highways & Transportation Commission
	State Road Revenue Series B 5.00% 5/1/24	9,000,000	9,888,300
	New York State Thruway Authority General Revenue
	Series H 5.00% 1/1/19 (NATL-RE)	6,240,000	6,931,392
	North Texas Tollway Authority Revenue (First Tier)
	Series A 6.00% 1/1/24	3,345,000	3,638,825
	Series E-3 5.75% 1/1/38	4,320,000	4,898,102
Ω	Pennsylvania State Turnpike Commission Turnpike
	Revenue (Capital Appreciation) Subordinate
	Series E 6.375% 12/1/38	10,000,000	6,400,000

18

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series G 5.00% 7/1/42	$275,000	$250,833
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	6,500,000	6,989,190
Saint Louis, Missouri Airport Revenue (Lambert-St. Louis
International) Series A-1 6.625% 7/1/34	5,995,000	6,351,882
Texas Private Activity Bond Surface Transportation
Corporation Senior Lien Note (Mobility Partners)
6.875% 12/31/39	5,500,000	5,716,535
		63,302,415
Water & Sewer Revenue Bonds – 3.31%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39	5,500,000	5,852,604
Missouri State Environmental Improvement & Energy
Resource Authority Water Pollution Control Revenue
Unrefunded Balance (State Revolving Fund Project)
Series A 6.05% 7/1/16 (AGM)	1,060,000	1,064,643
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	4,000,000	4,484,160
Series A 5.25% 6/15/34	3,705,000	3,781,953
Tampa, Florida Water and Sewer Revenue
6.00% 10/1/16 (AGM)	1,000,000	1,203,870
Virgin Islands Water & Power Authority Water System
Revenue 5.50% 7/1/17	510,000	512,183
West Virginia State Water Development Authority
Revenue (Loan Program III) Series A
6.375% 7/1/39 (AMBAC) (AMT)	2,890,000	2,926,848
		19,826,261
Total Municipal Bonds (cost $566,886,890)		592,039,607

Short-Term Investments – 0.31%
•Variable Rate Demand Notes – 0.31%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue (Zoological Society) Series A
0.29% 6/1/19 (LOC – PNC Bank)	550,000	550,000

19

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Minneapolis & St. Paul, Minnesota Housing &
Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-2 0.14% 11/15/35
(LOC – JPMorgan Chase Bank)	$400,000	$400,000
Pennsylvania State Higher Educational Facilities Authority
Revenue (Association of Independent Colleges &
Universities) Series G3 0.24% 11/1/20 (LOC – PNC Bank)	900,000	900,000
Total Short-Term Investments (cost $1,850,000)		1,850,000

Total Value of Securities – 99.18%
(cost $568,736,890)		593,889,607
Receivables and Other Assets
Net of Liabilities – 0.82%		4,927,676
Net Assets Applicable to 53,282,571
Shares Outstanding – 100.00%		$598,817,283

Net Asset Value – Delaware Tax-Free USA Fund
Class A ($568,139,835 / 50,553,120 Shares)		$11.24
Net Asset Value – Delaware Tax-Free USA Fund
Class B ($6,830,173 / 608,068 Shares)		$11.23
Net Asset Value – Delaware Tax-Free USA Fund
Class C ($23,837,538 / 2,120,523 Shares)		$11.24
Net Asset Value – Delaware Tax-Free USA Fund
Institutional Class ($9,737 / 860 Shares)		$11.32

Components of Net Assets at February 28, 2010:
Shares of beneficial interest (unlimited authorization – no par)		$583,884,892
Undistributed net investment income		66,906
Accumulated net realized loss on investments		(10,287,232)
Net unrealized appreciation of investments		25,152,717
Total net assets		$598,817,283

20

§	Pre-Refunded Bonds. Municipals bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 28, 2010.
@	Illiquid security. At February 28, 2009, the aggregate amount of illiquid securities was $1,259,880, which represented 0.21% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of Abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AGM — Insured by Assured Guaranty Municipal Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FNMA — Federal National Mortgage Association collateral
GNMA — Government National Mortgage Association collateral
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation
PSF — Insured by the Permanent School Fund
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Fund
Net asset value Class A (A)	$11.24
Sales charge (4.50% of offering price) (B)	0.53
Offering price	$11.77

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

21

Statements of net assets
Delaware Tax-Free USA Intermediate Fund	February 28, 2010 (Unaudited)

		Principal amount	Value
Municipal Bonds – 97.41%
Corporate Revenue Bonds – 9.40%
	Allegheny County, Pennsylvania Industrial Development
	Authority Revenue (Environmental Improvement - U.S.
	Steel Corp. Project) 6.50% 5/1/17	$2,315,000	$2,448,321
	Alliance Airport Authority, Texas Special Facilities Revenue
	(Federal Express Corp. Project) 4.85% 4/1/21 (AMT)	2,000,000	1,985,340
•	Brazos, Texas Harbor Industrial Development Environmental
	Facilities Revenue (Dow Chemical Co. Project)
	5.90% 5/1/38 (AMT)	1,010,000	994,426
	Brazos, Texas River Authority Pollution Control Revenue
	(Texas Utilities) 5.40% 5/1/29 (AMT)	1,000,000	481,600
	Buckeye, Ohio Tobacco Settlement Financing Authority
	Asset-Backed Series A-2
	5.125% 6/1/24	5,000,000	4,615,700
	5.875% 6/1/47	5,645,000	4,246,225
•	Chesapeake, Virginia Economic Development Authority
	Pollution Control Revenue (Electric & Power Co. Project)
	Series A 3.60% 2/1/32	1,150,000	1,196,863
	Chesterfield County, Virginia Economic Development
	Authority Pollution Control Revenue
	(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,568,858
	Clayton County, Georgia Development Authority Special
	Facilities Revenue (Delta Air Lines)
	Series A 8.75% 6/1/29	1,770,000	1,835,419
	Harris County, Texas Industrial Development Corporation
	Solid Waste Disposal Revenue
	(Deer Park Refining Project) 5.00% 2/1/23	2,750,000	2,807,118
	Indianapolis, Indiana Airport Authority Revenue Special
	Facilities (Federal Express Corp. Project)
	5.10% 1/15/17 (AMT)	750,000	776,355
	Iowa Finance Authority Pollution Control Facilities Revenue
	(Interstate Power) 5.00% 7/1/14 (FGIC)	2,000,000	2,149,140
	Maryland Economic Development Corporation Pollution
	Control Revenue (Potomac Electric Project)
	6.20% 9/1/22	1,780,000	2,043,404
	Memphis-Shelby County, Tennessee Airport Authority
	Special Facilities Revenue (Federal Express Corp. Project)
	5.05% 9/1/12	1,000,000	1,067,550
	Michigan State Strategic Fund Limited Obligation Revenue
	(Dow Chemical Project) Series B-2 6.25% 6/1/14	4,500,000	5,084,865

22

		Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
•	Mobile, Alabama Industrial Development Board Pollution
	Control Revenue (Alabama Power Co.)
	Series B 4.875% 6/1/34	$2,840,000	$3,048,314
	M-S-R Energy Authority, California Gas Revenue
	Series A 6.125% 11/1/29	3,640,000	3,786,110
	Ohio State Air Quality Development Authority Revenue
	Environmental Improvement (First Energy)
	Series A 5.70% 2/1/14	2,225,000	2,381,128
	Series A 5.70% 8/1/20	4,320,000	4,588,574
	Series C 5.625% 6/1/18	2,370,000	2,534,241
	(USX Project) 5.00% 11/1/15	1,000,000	1,049,230
•	Pennsylvania Economic Development Financing Authority
	Exempt Facilities Revenue (Exelon Generation Co.
	Project) 5.00% 12/1/42	1,355,000	1,437,370
	Prattville, Alabama Industrial Development Board
	Environmental Improvement Revenue (International
	Paper Co. Project) Series A 6.70% 3/1/24 (AMT)	1,000,000	1,010,490
•	Sabine, Texas River Authority Pollution Control Revenue
	(TXU Electric Co. Project) Series A 5.50% 5/1/22	1,000,000	951,570
	Sugar Creek, Missouri Industrial Development Revenue
	(Lafarge North America Project)
	Series A 5.65% 6/1/37 (AMT)	500,000	454,075
			54,542,286
Education Revenue Bonds – 5.19%
	California Municipal Finance Authority Educational Revenue
	(American Heritage Education Foundation Project)
	Series A 5.25% 6/1/26	1,000,000	894,940
	California Statewide Communities Development
	Authority Student Housing Revenue
	(Irvine, LLC - UCI East Campus) 6.00% 5/15/23	3,150,000	3,333,803
	Chattanooga, Tennessee Health Educational & Housing
	Facilities Board Revenue (CDFI Phase I, LLC Project)
	Series B 5.50% 10/1/20	1,030,000	939,391
	Connecticut State Health & Educational Facilities Authority
	Revenue (Yale University) Series A-1 5.00% 7/1/25	8,500,000	9,553,064
	Fulton County, Georgia Development Authority Revenue
	(Molecular Science Building Project)
	5.25% 5/1/21 (NATL-RE)	1,000,000	1,098,800

23

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Grand Traverse, Michigan Public School Academy Revenue
5.00% 11/1/36	$1,000,000	$758,780
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	1,180,000	1,114,829
Massachusetts State Health & Educational Facilities
Authority Revenue
(Nichols College Project) Series C 6.125% 10/1/29	1,000,000	959,770
•(Northeastern University) 4.125% 10/1/37	2,360,000	2,455,792
Michigan Higher Education Facilities Authority Revenue
(Kalamazoo College Project) 5.50% 12/1/19	500,000	521,455
Nassau County, New York Industrial Development Agency
Civic Facility Revenue (New York Institute of Technology
Project) Series A 4.75% 3/1/26	1,710,000	1,694,849
New York State Dormitory Authority Revenue
(Brooklyn Law School) Series A 5.50% 7/1/18 (RADIAN)	1,000,000	1,037,610
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	1,173,519
Ohio State Higher Educational Facility Revenue
(John Carroll University) 5.50% 11/15/18	335,000	357,676
Ohio State University General Receipts Revenue
Series B 5.25% 6/1/21	180,000	198,936
University of California Revenue
Series A 5.125% 5/15/20 (AMBAC)	250,000	269,928
University of Oklahoma Research Facilities Revenue
5.00% 3/1/23 (AMBAC)	1,065,000	1,098,217
University of Virginia General Revenue Series B
5.00% 6/1/20	1,250,000	1,337,738
5.00% 6/1/21	1,250,000	1,333,425
		30,132,522
Electric Revenue Bonds – 2.41%
• Burke County, Georgia Development Authority Pollution
Control Revenue (Oglethorpe Power)
Series C-2 4.625% 1/1/37 (AMBAC)	3,320,000	3,333,247
Metropolitan Government Nashville & Davidson County,
Tennessee Electric Revenue Series B 5.50% 5/15/14	1,000,000	1,168,470
Orlando, Florida Utilities Commission Water & Electric
Revenue 5.25% 10/1/20	555,000	596,769
24

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Rochester, Minnesota Electric Utilities Revenue
Series C 5.00% 12/1/18 (NATL-RE)	$2,000,000	$2,275,800
South Carolina State Public Service Authority Revenue
Series A 5.125% 1/1/21 (AGM)	1,000,000	1,078,660
Texas Municipal Power Agency Revenue
4.00% 9/1/11 (AMBAC)	750,000	751,845
Vernon, California Electric System Revenue
Series A 5.125% 8/1/21	4,500,000	4,761,225
		13,966,016
Escrowed to Maturity Bonds – 0.08%
California State Economic Recovery Series A 5.25% 7/1/14	225,000	265,104
Southcentral, Pennsylvania General Authority Revenue
(Wellspan Health Obligated Project) 5.625% 5/15/26	180,000	192,596
		457,700
Health Care Revenue Bonds – 11.79%
Allegheny County, Pennsylvania Municipal Development
Authority Revenue (University of Pittsburgh Medical
Center) Series A 5.00% 9/1/14	4,000,000	4,519,160
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project)
Series A-3 5.25% 11/1/24	4,405,000	4,591,376
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,250,000	2,503,778
California Municipal Finance Authority Certificates of
Participation (Community Hospitals Center)
5.25% 2/1/24	1,695,000	1,588,198
California Statewide Communities Development Authority
Revenue (Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	5,760,478
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue
(St. Francis Medical Center) Series A 5.50% 6/1/34	640,000	640,902
Chatham County, Georgia Hospital Authority Revenue
(Memorial Health Medical Center)
Series A 6.125% 1/1/24	905,000	905,986
@ Cleveland-Cuyahoga County, Ohio Port Authority
Revenue (Saint Clarence - Geac) Series A
6.125% 5/1/26	715,000	642,778

25

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Cumberland County, Pennsylvania Municipal Authority
Revenue (Diakon Lutheran Social Ministries)
6.25% 1/1/24	$2,625,000	$2,740,684
Cuyahoga County, Ohio Revenue
(Cleveland Clinic Health System) Series A 6.00% 1/1/21	1,000,000	1,080,560
Dauphin County, Pennsylvania General Authority Health
System Revenue (Pinnacle Health System Project)
Series A 6.00% 6/1/29	4,500,000	4,711,050
Georgia Medical Center Hospital Authority Revenue
(Spring Harbor Green Island Project) 5.25% 7/1/37	2,300,000	1,817,023
Lycoming County, Pennsylvania Authority Health System
Revenue (Susquehanna Health System Project)
5.50% 7/1/28	2,500,000	2,494,075
Maryland State Health & Higher Education Facilities
Authority Revenue
•(John Hopkins Health Systems) 5.00% 5/15/46	790,000	869,387
(Union Hospital of Cecil County) 5.625% 7/1/32	500,000	505,260
Massachusetts State Health & Educational Facilities
Authority Revenue (Caregroup) Series E-2 5.375% 7/1/21	1,970,000	2,037,433
Michigan State Hospital Finance Authority Revenue
(Oakwood Obligation Group) 5.50% 11/1/14	2,230,000	2,369,420
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health) Series A 6.375% 11/15/23	3,710,000	4,161,322
New York State Dormitory Authority Revenue Non State
Supported Debt
(North Shore LI Jewish Health System) Series A 5.50% 5/1/30	1,700,000	1,754,247
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,041,200
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian Homes)
5.40% 10/1/27	780,000	740,883
Ohio State Higher Educational Facilities Commission
Revenue (Cleveland Clinic Health System
Obligation Group) Series A
5.00% 1/1/17	2,000,000	2,224,920
5.00% 1/1/18	1,000,000	1,104,270
Oregon State Facilities Authority Revenue (Samaritan
Health Services) Series A 5.25% 10/1/40	1,685,000	1,686,264

26

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Scottsdale, Arizona Industrial Development Authority
Hospital Revenue (Scottsdale Healthcare)
Series A 5.00% 9/1/19	$3,065,000	$3,155,540
South Carolina Jobs-Economic Development Authority
Hospital Revenue (Palmetto Health) 5.50% 8/1/26	5,000,000	4,993,349
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	4,556,516
St. Mary Hospital Authority, Pennsylvania Health System
Revenue (Catholic Health East) Series A 5.25% 11/15/16	1,200,000	1,278,360
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue (Health East Project) 6.00% 11/15/25	1,000,000	977,040
		68,451,459
Housing Revenue Bonds – 1.28%
California Housing Finance Agency Revenue
(Home Mortgage) Series M 5.95% 8/1/25 (AMT)	2,700,000	2,810,538
Puerto Rico Housing Finance Authority Subordinate
(Capital Fund Modernization) 5.50% 12/1/16	4,120,000	4,623,299
		7,433,837
Lease Revenue Bonds – 2.24%
Capital Trust Agency Florida Revenue (Fort Lauderdale/
Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	1,750,000	1,470,840
Golden State, California Tobacco Securitization Corporation
Settlement Revenue Refunding Asset-Backed Series A	1,170,000	1,169,988
5.00% 6/1/18
5.00% 6/1/21 (AMBAC)	1,000,000	982,530
Michigan State Building Authority Revenue Series I
5.00% 10/15/24	2,860,000	2,906,990
5.50% 10/15/18	2,050,000	2,157,994
New York State Municipal Bond Bank Agency Special
School Purpose Revenue Series C 5.25% 6/1/22	1,000,000	1,052,660
• Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series J 5.00% 7/1/28	1,000,000	1,028,920
Tobacco Settlement Financing New York Revenue
(Asset-Backed) Series B 5.00% 6/1/12	2,060,000	2,240,806
		13,010,728

27

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 7.62%
Chicago, Illinois Board of Education Refunding Dedicated
Revenue Series B 5.00% 12/1/23 (AMBAC)	$3,500,000	$3,717,245
Chicago, Illinois Modern Schools Across Chicago
Series J 5.00% 12/1/23 (AMBAC)	2,865,000	3,056,239
Chicago, Illinois Project & Refunding
Series C 5.50% 1/1/40 (NATL-RE) (FGIC)	2,940,000	2,994,831
Dallas, Texas 5.125% 2/15/15	3,000,000	3,507,120
Fairfax County, Virginia Refunding & Public Improvement
5.25% 4/1/14	3,500,000	4,081,840
Gwinnett County, Georgia School District
5.00% 2/1/11	3,000,000	3,132,780
5.00% 2/1/21	4,975,000	5,923,434
Lansing, Michigan Community College
(College Building and Site)
5.00% 5/1/21 (NATL-RE)	1,325,000	1,426,137
Los Angeles, California Unified School District
(Election 1997) Series F
5.00% 7/1/21 (FGIC)	2,880,000	2,993,040
(Election 2004) Series G
5.00% 7/1/13 (AMBAC)	2,000,000	2,227,640
5.00% 7/1/31 (AMBAC)	3,870,000	3,880,178
Middlesex County, New Jersey Improvement Authority
Revenue (County Guaranteed Open Space Trust)
5.25% 9/15/20	1,000,000	1,122,250
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,886,995
Series G 5.25% 8/1/15	1,000,000	1,114,950
Series I 5.00% 8/1/21	1,000,000	1,065,610
Series J 5.50% 6/1/23	100,000	105,260
		44,235,549
§Pre-Refunded Bonds – 5.78%
Benton & Linn Counties, Oregon School District #509J
5.00% 6/1/21-13 (AGM)	1,000,000	1,131,050
Cook County, Illinois Series A 5.375% 11/15/21-11 (FGIC)	2,160,000	2,291,695
Duluth, Minnesota Economic Development
Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)	1,000,000	1,153,920
5.25% 2/15/28-14
5.50% 2/15/23-14	1,000,000	1,163,570

28

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Forest Grove, Oregon Revenue Campus
(Pacific University) 6.30% 5/1/25-10 (RADIAN)	$1,000,000	$1,011,140
Illinois Educational Facilities Authority Student
Housing Revenue (Educational Advancement -
University Center Project) 6.00% 5/1/22-12	750,000	842,235
Lancaster County, Pennsylvania Hospital Authority
Revenue (Lancaster General Hospital Project)
5.75% 3/15/21-13	1,000,000	1,151,630
Lunenburg County, Virginia
Series B 5.25% 2/1/29-13 (NATL-RE)	715,000	813,684
Miami-Dade County, Florida Educational Facilities
Authority Revenue (University of Miami)
Series A 5.00% 4/1/34-14 (AMBAC)	3,500,000	4,018,071
Michigan State Building Authority Revenue
(Facilities Program)
Series I 5.00% 10/15/24-11	140,000	150,130
Series I 5.50% 10/15/18-11	125,000	135,061
Minneapolis, Minnesota Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	500,000	565,935
New Jersey State Educational Facilities Authority
Revenue (Georgian Court College Project)
Series C 6.50% 7/1/33-13	500,000	590,385
New Jersey State Transportation Trust Fund Authority
(Transportation System) Series C 5.50% 6/15/22-13	1,700,000	1,952,688
New York City, New York Series J 5.50% 6/1/23-13	900,000	1,034,892
North Texas Health Facilities Development Corporation
Hospital Revenue (United Regional Health Care System,
Inc. Project) 6.00% 9/1/23-13	1,000,000	1,158,980
• Ohio State Higher Educational Facility Revenue
Adjustable Medium Term (Kenyon College Project)
4.70% 7/1/37-13	1,000,000	1,119,910
Ohio State University General Receipts
(Ohio State University) Series B 5.25% 6/1/21-13	820,000	933,185
Pennsylvania State First Series 5.125% 1/15/19-11	3,515,000	3,699,643
Pennsylvania State Higher Educational Facilities Authority
College & University Revenue (Geneva College Project)
6.125% 4/1/22-12	1,000,000	1,111,960

29

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series J 5.50% 7/1/21-14	$1,000,000	$1,165,190
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.50% 7/1/23-14	2,000,000	2,337,720
Southcentral, Pennsylvania General Authority Revenue
(Welllspan Health Obligated Project)
5.625% 5/15/26-11	820,000	880,967
University of North Carolina Revenue (Chapel Hill)
Series A 5.375% 12/1/14-11	2,000,000	2,127,280
Virginia State Resource Authority Clean Water Revenue
(State Revolving Fund) 6.00% 10/1/16-10	1,000,000	1,034,810
		33,575,731
Resource Recovery Revenue Bonds – 0.20%
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Subordinate Colver Project)
Series G 5.125% 12/1/15 (AMT)	1,300,000	1,174,069
		1,174,069
Special Tax Revenue Bonds – 12.03%
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.00% 9/1/16	1,200,000	1,074,408
Brooklyn Arena Local Development Corporation
New York Pilot Revenue (Barclays Center Project)
6.50% 7/15/30	5,500,000	5,973,714
California State Economic Recovery Series A
5.25% 7/1/14	775,000	883,864
5.25% 7/1/21	2,740,000	3,048,853
Casa Grande, Arizona Excise Tax Revenue
5.00% 4/1/22 (AMBAC)	1,600,000	1,633,760
Columbia County, Georgia Sales Tax 5.00% 4/1/16	1,265,000	1,478,241
Dallas, Texas Convention Center Hotel Development
Revenue Series A
5.00% 1/1/24	3,420,000	3,513,298
5.25% 1/1/23	5,375,000	5,682,288

30

		Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
	Guam Government Limited Obligation Revenue
	(Section 30) Series A
	5.375% 12/1/24	$1,750,000	$1,774,413
	5.625% 12/1/29	1,185,000	1,203,119
	Hampton, Virginia Convention Center Revenue
	5.25% 1/15/23 (AMBAC)	1,000,000	1,045,620
	Louisiana State Citizens Property Insurance
	Corporation Assessment Revenue
	Series C-2 6.75% 6/1/26 (ASSURED GTY)	3,600,000	4,215,348
	Metropolitan Pier & Exposition Authority, Illinois
	Dedicate State Tax Revenue
	(McCormick Place Expansion Project)
	Series A 5.50% 12/15/24 (NATL-RE) (FGIC)	2,000,000	2,027,300
	Middlesex County, New Jersey Improvement Authority
	Senior Revenue (Heldrich Center Hotel/Conference
	Project) Series A 5.00% 1/1/32	1,000,000	564,350
@	Modesto, California Special Tax Community Facilities
	District #04-1 (Village 2) 5.15% 9/1/36	1,500,000	1,103,475
	New Jersey Economic Development Authority Revenue
	(Cigarette Tax)
	5.00% 6/15/11 (FGIC)	2,750,000	2,809,345
	5.50% 6/15/31	1,000,000	944,810
	5.625% 6/15/18	1,000,000	1,000,250
•	New York City, New York Transitional Finance Authority
	Revenue Refunding - Future Tax Secured
	Series A 5.50% 11/1/26	1,000,000	1,075,890
	New York State Urban Development Corporation Revenue
	(State Personal Income Tax) Series A-1 5.00% 12/15/28	4,000,000	4,300,280
	Oregon Department of Administrative Services Lottery
	Revenue Series A 5.25% 4/1/26	2,000,000	2,253,180
	Puerto Rico Sales Tax Financing Corporation Sales Tax
	Revenue Series A
	•5.00% 8/1/39	4,500,000	4,725,315
	5.25% 8/1/27	4,685,000	4,793,270
	6.125% 8/1/29	2,500,000	2,584,725
	Richmond Heights, Missouri Tax Increment & Transaction
	Sales Tax Revenue Refunding & Improvement
	(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	860,860

31

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
@ St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue (Shoppes at North Village Project)
Series A 5.10% 11/1/19	$250,000	$230,938
Series B 5.375% 11/1/23	1,000,000	891,470
Washington State Motor Vehicle Fuel Tax
Series B 5.00% 7/1/16	4,250,000	4,949,890
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue Refunding-
Sales Tax-2nd Lien-Area B 5.00% 12/1/20	1,500,000	1,533,015
Wyoming State Loan & Investment Board Facilities
Revenue 5.00% 10/1/24	1,550,000	1,635,421
		69,810,710
State General Obligation Bonds – 22.30%
California State 5.25% 11/1/17	1,000,000	1,068,090
California State Various Purpose
5.00% 10/1/18	5,000,000	5,393,750
6.50% 4/1/33	4,500,000	4,872,015
California Statewide Communities Development Authority
Revenue (Purchase Proposition 1A Receivables Program)
5.00% 6/15/13	2,690,000	2,898,636
Connecticut State Economic Recovery
Series A 5.00% 1/1/16	4,700,000	5,464,455
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,252,800
Florida State Board Education Capital Outlay Public
Education Series D 5.75% 6/1/22	2,000,000	2,045,200
Georgia State
5.00% 8/1/12	3,125,000	3,452,750
5.00% 7/1/17	4,810,000	5,711,779
Series D 5.00% 7/1/11	6,865,000	7,292,848
Guam Government Series A 7.00% 11/15/39	1,560,000	1,670,822
Illinois State Refunding Series B 5.00% 1/1/13	3,475,000	3,797,411
Maryland State 5.00% 8/1/17	1,500,000	1,754,265
Maryland State & Local Facilities Loan Capital Improvement
First Series 5.00% 3/15/19	3,675,000	4,222,355
Second Series 5.00% 7/15/14	975,000	1,134,422
Series C 5.00% 11/1/17	2,750,000	3,276,323

32

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Massachusetts State Consolidated Loan
Series A 5.25% 8/1/13	$5,000,000	$5,716,650
Series C 5.50% 11/1/15	4,090,000	4,895,485
Minnesota State 5.00% 6/1/14	900,000	1,042,416
Mississippi State Series A 5.00% 10/1/17	4,860,000	5,690,331
North Carolina State Public Improvement Series A
5.00% 3/1/12	4,000,000	4,357,000
5.00% 3/1/15	1,200,000	1,403,772
North Carolina State Refunding Series B 5.00% 4/1/15	4,000,000	4,684,480
Ohio State
Series A 5.00% 6/15/13	3,750,000	4,219,763
Series D 5.00% 9/15/14	3,500,000	4,060,735
Pennsylvania State
5.50% 2/1/13	3,200,000	3,628,160
Second Series A 5.00% 8/1/13	4,000,000	4,545,480
Puerto Rico Commonwealth Government Development
Bank 4.75% 12/1/15 (NATL-RE)	4,765,000	4,904,757
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/16 (ASSURED GTY)	2,110,000	2,329,060
5.25% 7/1/22	3,470,000	3,499,391
5.25% 7/1/23	1,125,000	1,134,484
5.50% 7/1/17	4,415,000	4,728,244
• Puerto Rico Commonwealth Series A 5.00% 7/1/30	1,000,000	1,043,350
• Puerto Rico Public Finance Corporation Commonwealth
Appropriation (LOC-Puerto Rico Government Bank)
Series A 5.75% 8/1/27	1,000,000	1,034,750
Virginia State
5.00% 6/1/23	2,000,000	2,277,720
Series D 5.00% 6/1/19	5,715,000	6,809,537
Washington State Variable Purpose Series A 5.00% 7/1/16	1,000,000	1,164,680
		129,478,166
Transportation Revenue Bonds – 10.42%
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	3,895,000	4,020,068
Charlotte, North Carolina Airport Revenue
(Charlotte Douglas) Series A
5.00% 7/1/13	2,375,000	2,640,881
5.00% 7/1/15	750,000	848,738

33

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Chicago, Illinois O’ Hare International Airport
Revenue General-Airport-Third Lien
Series A-2 5.75% 1/1/20 (AGM) (AMT)	$1,000,000	$1,050,850
Dallas-Fort Worth, Texas International Airport Revenue
Series A
5.00% 11/1/22	680,000	722,024
5.00% 11/1/23	750,000	792,285
5.00% 11/1/24	400,000	420,352
Georgia Federal Highway Road and Tollway Authority
Revenue Bonds 5.00% 6/1/10 (NATL-RE)	2,000,000	2,025,500
Idaho Housing & Finance Association Grant Revenue
(Antic Federal Highway Transportation)
Series A 5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,124,154
Maryland State Economic Development Revenue
(Transportation Facilities Project)
Series A 5.375% 6/1/25	2,470,000	2,511,694
Metropolitan, New York Transportation Authority Revenue
Series A 5.00% 11/15/18	2,500,000	2,812,375
Series C 6.50% 11/15/28	2,860,000	3,288,571
Metropolitan, Washington D.C. Airport Authority Systems
Revenue Series A 5.50% 10/1/19 (NATL-RE) (FGIC) (AMT)	1,000,000	1,042,160
New York State Thruway Authority Revenue
(General Highway and Bridge Trust Fund)
Series B 5.25% 4/1/13 (AMBAC)	3,300,000	3,721,773
North Texas Tollway Authority Revenue System (First Tier)
Series A 6.00% 1/1/20	3,925,000	4,401,260
•Series E-3 5.75% 1/1/38	2,470,000	2,800,535
Pennsylvania State Turnpike Commission Revenue
Series A 5.25% 12/1/20 (AMBAC)	1,230,000	1,360,515
Sacramento County, California Airport System Revenue
(PFC/Grant) Series D
5.50% 7/1/28	2,020,000	2,172,247
5.625% 7/1/29	1,685,000	1,816,801
Saint Louis, Missouri Airport Revenue
(Lambert-St. Louis International)
Series A-1 6.125% 7/1/24	3,780,000	4,050,119
Texas Private Activity Bond Surface Transportation
Corporate Senior Note (Mobility Partners)
7.50% 12/31/31	3,565,000	3,872,695

34

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas State Transportation Commission Highway Fund
Revenue (First Tier) 5.00% 4/1/18	$1,700,000	$1,960,202
Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	1,720,000	2,003,181
•Series B-1 5.00% 11/15/25	4,000,000	4,453,040
•Series B-3 5.00% 11/15/38	1,800,000	2,021,526
Virginia Port Authority Commonwealth Port Fund Revenue
Resolution 5.00% 7/1/12 (AMT)	500,000	536,600
		60,470,146
Water & Sewer Revenue Bonds – 6.67%
Alabama Water Pollution Control Authority Revenue
5.50% 8/15/23 (AMBAC)	1,000,000	1,001,980
Arizona Water Infrastructure Finance Authority Revenue
Water Quality) Series A 5.00% 10/1/21	2,430,000	2,788,279
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25	2,925,000	3,172,777
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,300,390
Dallas, Texas Waterworks & Sewer System Revenue
5.00% 10/1/24 (AGM)	6,500,000	6,520,865
Florida Water Pollution Control Financing Corporation
Revenue (Water Pollution Control)
Series A 5.00% 1/15/25	5,000,000	5,401,700
King County, Washington Sewer Revenue Refunding
Series B 5.00% 1/1/14 (NATL-RE)	3,500,000	3,985,065
Massachusetts State Water Pollution Abatement Trust
5.00% 8/1/16	2,170,000	2,545,388
New York State Environmental Facilities Corporation
Revenue (State Clean Water & Drinking Water
Revolving Foundation)
Series A 5.00% 6/15/22	1,405,000	1,588,170
Series D 5.00% 9/15/23	3,360,000	3,730,978
Portland, Oregon Sewer System Revenue (First Lien)
Series A 5.00% 6/15/18	4,000,000	4,662,880
		38,698,472
Total Municipal Bonds (cost $541,154,180)		565,437,391

35

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Short-Term Investments – 1.33%
•Variable Rate Demand Notes – 1.33%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue (Zoological Society)
Series A 0.29% 6/1/19 (LOC – PNC Bank)	$100,000	$100,000
Minneapolis & St. Paul, Minnesota Housing &
Redevelopment Authority Health Care Revenue
(Allina Health System)
Series B-2 0.14% 11/15/35 (LOC – JPMorgan Chase Bank)	700,000	700,000
Pittsburgh, Pennsylvania Water & Sewer Authority Water &
Sewer Systems Revenue First Lien
Series B2 0.16% 9/1/39 (LOC – PNC Bank)	500,000	500,000
Robbinsdale, Minnesota Revenue (North Memorial)
Series A-3 0.14% 5/1/33 (LOC – Wells Fargo Bank)	4,800,000	4,800,000
University of Minnesota
Series C 0.23% 12/1/36 (SPA – JPMorgan Chase Bank)	1,600,000	1,600,000
Total Short-Term Investments (cost $7,700,000)		7,700,000

Total Value of Securities – 98.74%
(cost $548,854,180)		573,137,391
Receivables and Other Assets
Net of Liabilities – 1.26%		7,342,504
Net Assets Applicable to 49,441,743
Shares Outstanding – 100.00%		$580,479,895

Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class A ($528,683,883 / 45,028,348 Shares)		$11.74
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class B ($675,102 / 57,555 Shares)		$11.73
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class C ($50,502,968 / 4,303,717 Shares)		$11.73
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Institutional Class ($617,942 / 52,123 Shares)		$11.86

36

Components of Net Assets at February 28, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$561,570,141
Undistributed net investment income	16,225
Accumulated net realized loss on investments	(5,389,682)
Net unrealized appreciation of investments	24,283,211
Total net assets	$580,479,895

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 28, 2010.
@	Illiquid security. At February 28, 2010, the aggregate amount of illiquid securities was $2,868,661, which represented 0.49% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AGM — Insured by Assured Guaranty Municipal Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
FGIC — Insured by the Financial Guaranty Insurance Company
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
SPA — Stand-by Purchase Agreement

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Intermediate Fund
Net asset value Class A (A)	$11.74
Sales charge (2.75% of offering price) (B)	0.33
Offering price	$12.07

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

37

Statements of net assets
Delaware National High-Yield Municipal Bond Fund	February 28, 2010 (Unaudited)

		Principal amount	Value
Municipal Bonds – 98.31%
Corporate Revenue Bonds – 22.87%
	Allegheny County, Pennsylvania Industrial Development
	Authority Revenue (Environmental Improvement -
	U.S. Steel Corp.) 6.875% 5/1/30	$1,000,000	$1,035,800
•	Beaver County, Pennsylvania Industrial Development
	Authority Pollution Control Revenue (First Energy
	General Corp. Project) Series C 7.125% 6/1/28 (AMT)	1,000,000	1,047,920
•	Brazos, Texas Harbor Industrial Development
	Environmental Facilities Revenue (Dow Chemical Co.
	Project) 5.90% 5/1/38 (AMT)	190,000	187,070
•	Brazos, Texas River Authority Pollution Control Revenue
	(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	1,000,000	535,040
	Buckeye, Ohio Tobacco Settlement Financing Authority
	Asset-Backed Series A-2 6.50% 6/1/47	1,000,000	826,430
	Clayton County, Georgia Development Authority Special
	Facilities Revenue (Delta Airlines)
	Series B 9.00% 6/1/35 (AMT)	1,000,000	1,014,570
	Cloquet, Minnesota Pollution Control Revenue
	(Potlatch Corp. Project) 5.90% 10/1/26	750,000	690,458
	De Soto Parish, Louisiana Environmental Improvement
	Revenue (International Paper Co. Project)
	Series A 6.35% 2/1/25 (AMT)	1,650,000	1,663,464
	Golden State, California Tobacco Securitization Settlement
	Revenue Refunding Asset-Backed Senior Series A-1
	5.75% 6/1/47	3,000,000	2,212,109
	Gulf Coast, Texas Waste Disposal Authority Revenue
	(Valero Energy Corp. Project) 6.65% 4/1/32 (AMT)	1,000,000	1,010,210
	Hawaii State Department Budget & Finance Special Purpose
	Revenue (Hawaiian Electric Co. Subsidiary) 6.50% 7/1/39	970,000	1,045,951
	Michigan Tobacco Settlement Finance Authority
	Revenue Asset-Backed Series A 6.00% 6/1/48	555,000	439,971
	Mississippi Business Finance Corporation Pollution
	Control Revenue (System Energy Resources, Inc.
	Project) 5.90% 5/1/22	900,000	899,919
	M-S-R Energy Authority, California Gas Revenue
	Series C 6.50% 11/1/39	1,000,000	1,063,030
	Nassau County, New York Tobacco Settlement
	Asset-Backed Series A-3 5.125% 6/1/46	525,000	424,195
	New Jersey Economic Development Authority Special
	Facility Revenue (Continental Airlines Inc. Project)
	6.40% 9/15/23 (AMT)	1,000,000	917,680

38

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New York City, New York Industrial Development Agency
Special Facilities Revenue
•(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT)	$1,000,000	$1,003,590
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	759,690
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Allegheny Energy Supply Co.)
7.00% 7/15/39	1,000,000	1,118,870
Petersburg, Indiana Pollution Control Revenue (Indianapolis
Power & Light Co. Project) 6.375% 11/1/29 (AMT)	1,000,000	1,009,920
Phenix City, Alabama Industrial Development Board
Environmental Improvement Revenue (Mead Westvaco
Corp. Project) Series A 6.35% 5/15/35 (AMT)	500,000	459,980
Salt Verde Financial Corporation, Arizona Gas Revenue
Senior 5.00% 12/1/37	1,000,000	855,950
St. John Baptist Parish, Louisiana Revenue (Marathon
Oil Corp.) Series A 5.125% 6/1/37	1,000,000	938,950
Sugar Creek, Missouri Industrial Development Revenue
(Lafarge North America Project)
Series A 5.65% 6/1/37 (AMT)	500,000	454,075
Sweetwater County, Wyoming Solid Waste Disposal
Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	930,950
Tobacco Settlement Financing Corporation, Virginia
Senior Series B-1 5.00% 6/1/47	1,000,000	687,090
Toledo, Lucas County, Ohio Port Authority Development
Revenue (Toledo Express Airport Project) Series C
6.375% 11/15/32 (AMT)	1,000,000	946,310
		24,179,192
Education Revenue Bonds – 17.48%
California Statewide Communities Development
Authority Revenue (California Baptist University
Project) Series A 5.50% 11/1/38	1,000,000	810,170
California Statewide Communities Development
Authority Student Housing Revenue (East Campus
Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	1,000,000	958,370
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Subordinate Series B 6.00% 10/1/35	1,000,000	855,360

39

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association Nonprofit
Facilities Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	$1,000,000	$1,142,630
Indiana State Finance Authority Revenue Educational Facilities
(Drexel Foundation - Thea Bowman Academy
Charter School) 7.00% 10/1/39	1,000,000	1,030,170
(Irvington Community) Series A 9.00% 7/1/39	1,000,000	1,159,989
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	1,000,000	933,080
Maryland State Economic Development Corporation
Student Housing Revenue (University of Maryland
College Park Projects) 5.75% 6/1/33	930,000	943,950
@ Maryland State Health & Higher Educational
Facilities Authority Revenue (Washington
Christian Academy Project) Series A 5.50% 7/1/38	1,170,000	561,612
Massachusetts State Health & Educational
Facilities Authority Revenue
(Nichols College Project) Series C 6.125% 10/1/29	1,000,000	959,770
(Springfield College) 5.625% 10/15/40	1,000,000	999,200
Michigan Public Education Facilities Authority Revenue
(Limited Obligation - Landmark Academy)
7.00% 12/1/39	1,000,000	1,014,460
Minnesota State Higher Education Facilities Authority
Revenue (Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	946,070
New Jersey State Educational Facilities Authority Revenue
(Fairleigh Dickinson Project) Series C 5.50% 7/1/23	750,000	751,088
(University of Medical & Dentistry) Series B 7.50% 12/1/32	1,000,000	1,133,430
Ohio State Higher Educational Facility Revenue
(Otterbein College Project) Series A 5.50% 12/1/28	950,000	1,015,265
Oregon State Facilities Authority Revenue
(College Housing Northwest Project)
Series A 5.45% 10/1/32	1,000,000	874,320
Pennsylvania State Higher Educational Facilities
Authority Revenue (Edinboro University Foundation
Student Housing) 6.00% 7/1/42	1,000,000	957,360
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue (First Philadelphia Charter
Project) Series A 5.75% 8/15/32	745,000	673,756

40

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	$1,000,000	$755,940
		18,475,990
Health Care Revenue Bonds – 31.17%
Alhambra, California Revenue (Atherton Baptist Homes)
Series A 7.625% 1/1/40	1,000,000	1,010,660
Apple Valley, Minnesota Economic Development
Authority Health Care Revenue (Augustana Home
St. Paul Project) Series A 6.00% 1/1/40	1,000,000	902,920
Bexar County, Texas Health Facilities Development
Corporation Revenue (Army Retirement Residence
Project) 5.875% 7/1/30	1,000,000	998,140
Brevard County, Florida Healthcare Facilities Authority
Health Care Facilities Revenue (Heath First Inc. Project)
Series B 7.00% 4/1/39	1,000,000	1,092,700
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	900,000	1,001,511
California Municipal Finance Authority Certificates of
Participation (Community Hospital Center) 5.50% 2/1/39	730,000	643,809
California Statewide Communities Development
Authority Revenue (Senior Living - Southern California)
7.25% 11/15/41	500,000	533,320
Chatham County, Georgia Hospital Authority Revenue
(Memorial Health Medical Center)
Series A 6.125% 1/1/24	750,000	750,818
@ Cleveland-Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,000,000	839,920
Colorado Health Facilities Authority Revenue
(Christian Living Community Project)
Series A 5.75% 1/1/37	500,000	425,805
East Rochester, New York Housing Authority Revenue
Refunding (Senior Living - Woodland Village Project)
5.50% 8/1/33	500,000	414,700
Gainesville & Hall County, Georgia Development
Authority Revenue Senior Living Facilities
(Lanier Village Estates Project) Series C 7.25% 11/15/29	1,000,000	1,020,850
Hamden, Connecticut Facilities Revenue
(Whitney Center Project) Series A 7.75% 1/1/43	1,000,000	1,041,400

41

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Hawaii State Department Budget & Finance Special
Purpose Senior Living Revenue
(Craigside Project) Series A 9.00% 11/15/44	$1,000,000	$1,085,470
Illinois Finance Authority Revenue
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,128,860
(Silver Cross & Medical Centers) 7.00% 8/15/44	1,000,000	1,040,360
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	1,000,000	962,350
Kentucky Economic Development Finance Authority
Hospital Revenue (Owensboro Medical Health System)
Series A 6.50% 3/1/45	1,000,000	995,880
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	690,461
Lebanon County, Pennsylvania Health Facilities Authority
Center Revenue (Pleasant View Retirement)
Series A 5.30% 12/15/26	1,000,000	854,590
Medford, Oregon Hospital Facilities Authority Revenue
(Asante Health System) Series A 5.00% 8/15/40 (AGM)	1,000,000	996,570
New Jersey Health Care Facilities Financing Authority
Revenue (St. Josephs Healthcare System) 6.625% 7/1/38	860,000	867,843
New York State Dormitory Authority Revenue Non State
Supported Debt (Orange Regional Medical Center)
6.25% 12/1/37	1,000,000	906,330
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian Homes)
5.60% 10/1/36	1,000,000	898,330
Orange County, Florida Health Facilities Authority
Revenue (Orlando Regional Healthcare)
Series C 5.25% 10/1/35	1,000,000	984,720
Oregon State Facilities Authority Revenue
(Samaritan Health Services) Series A 5.25% 10/1/40	1,000,000	1,000,750
Pennsylvania Economic Development Financing Authority
Health System Revenue (Evalbert Einstein Healthcare)
Series A 6.25% 10/15/23	1,000,000	1,065,450
Pennsylvania State Higher Educational Facilities Authority
Revenue (University of Pittsburgh Medical Center)
Series E 5.00% 5/15/31	1,000,000	1,003,100

42

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Richland County, Ohio Hospital Facilities Revenue
(Medcentral Health System Project)
Series B 6.375% 11/15/30	$500,000	$508,260
South Carolina Jobs-Economic Development Authority
Hospital Revenue (Palmetto Health) 5.75% 8/1/39	1,000,000	976,390
@ St. Joseph County, Indiana Industrial Economic
Development Revenue (Madison Center Project)
5.50% 2/15/21	1,150,000	1,150,138
St. Paul, Minnesota Housing & Redevelopment
Authority Hospital Revenue (Healtheast Project)
6.00% 11/15/30	1,000,000	927,340
Travis County, Texas Health Facilities Development
Corporation Revenue (Westminister Manor Project)
7.125% 11/1/40	1,000,000	1,005,790
Washington State Health Care Facilities Authority Revenue
(Multicare Health System)
Series B 6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,328,237
Winchester, Virginia Industrial Development Authority
Residential Care Facility Revenue (Westminster -
Canterbury Project) Series A 5.30% 1/1/35	1,000,000	890,060
Yavapai County, Arizona Industrial Development Authority
Hospital Revenue (Yavapai Regional Medical Center)
Series A 6.00% 8/1/33	1,000,000	1,004,860
		32,948,692
Housing Revenue Bonds – 0.97%
North Carolina Housing Finance Agency Homeownership
Revenue Series 27-A 5.55% 7/1/38 (AMT)	1,000,000	1,028,150
		1,028,150
Lease Revenue Bonds – 2.81%
Missouri State Development Finance Board Infrastructure
Facilities Revenue (Branson Landing Project)
Series A 5.50% 12/1/24	720,000	730,577
New York, New York City Industrial Development Agency
Special Airport Facilities (Airis JFK I, LLC Project)
Series A 5.50% 7/1/28 (AMT)	905,000	749,593
Oklahoma City, Oklahoma Industrial & Cultural Facilities
Subordinated (Air Cargo - Obligated Group)
6.75% 1/1/23 (AMT)	1,160,000	1,035,358

43

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Onondaga County, New York Industrial Development
Authority Revenue Subordinated (Air Cargo Project)
7.25% 1/1/32 (AMT)	$500,000	$456,240
		2,971,768
§Pre-Refunded Bonds – 1.55%
Bexar County, Texas Health Facilities Development
Corporation Revenue (Army Retirement Residence
Project) 6.30% 7/1/32-12	1,000,000	1,127,270
Minnesota State Higher Education Facilities Authority
Revenue (College of Art & Design Project)
Series 5-D 6.75% 5/1/26-10	500,000	505,855
		1,633,125
Special Tax Revenue Bonds – 11.46%
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.875% 9/1/39	1,000,000	806,990
Brooklyn Arena Local Development Corporation, New York
Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	1,000,000	1,086,130
Chicago, Illinois Tax Increment Allocation
(Chatham Ridge Redevelopment Project)
5.95% 12/15/12	750,000	764,430
Farms New Kent, Virginia Community Development
Authority Special Assessment Series C 5.80% 3/1/36	1,000,000	735,090
Henderson, Nevada Local Improvement Districts #T-18
5.30% 9/1/35	665,000	264,677
Lancaster, California Redevelopment Agency Tax Allocation
(Combined Redevelopment Project Areas) 6.875% 8/1/39	500,000	534,475
Middlesex County, New Jersey Improvement Authority
Senior Revenue (Heldrich Center Hotel/Conference
Project) Series A
5.00% 1/1/32	500,000	282,175
5.125% 1/1/37	870,000	492,081
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.75% 6/15/34	965,000	930,665
Prescott Valley, Arizona Improvement District Special
Assessment (Sewer Collection System Roadway Repair
Project) 7.90% 1/1/12	80,000	83,364
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue
Ω(Capital Appreciation) Series A 6.75% 8/1/32	2,030,000	1,545,012
Series A 5.75% 8/1/37	940,000	971,744

44

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	$1,200,000	$1,033,032
@ Southwestern Illinois Development Authority Revenue
(Local Government Program - Collinsville Limited Project)
5.35% 3/1/31	500,000	376,485
@ St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue (Shoppes at North Village Project) Series A
5.375% 11/1/24	1,000,000	878,990
5.50% 11/1/27	500,000	433,200
Winter Garden Village at Fowler Groves Community
Development District, Florida Special Assessment Revenue
5.65% 5/1/37	975,000	895,304
		12,113,844
State General Obligation Bonds – 5.61%
Georgia State Series I 5.00% 7/1/20	3,000,000	3,577,320
Guam Government Series A 6.75% 11/15/29	1,565,000	1,659,776
Puerto Rico Commonwealth Refunding
(Public Improvement) Series C 6.00% 7/1/39	675,000	694,879
		5,931,975
Transportation Revenue Bonds – 4.39%
Branson, Missouri Regional Airport Transportation Development
District (Airport Project) Series A 6.00% 7/1/37	500,000	343,435
Maryland State Economic Development Corporation
Revenue (Transportation Facilities Project) Series A
5.75% 6/1/35	1,000,000	1,022,460
Sacramento County, California Airport Services Revenue
(PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,075,260
Saint Louis, Missouri Airport Revenue (Lambert - St. Louis
International) Series A-1 6.625% 7/1/34	1,090,000	1,154,888
Texas Private Activity Bond Surface Transportation
Corporation Senior Lien Note (Mobility Partners)
6.875% 12/31/39	1,000,000	1,039,370
		4,635,413
Total Municipal Bonds (cost $105,045,685)		103,918,149

45

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Short-Term Investments – 2.74%
•Variable Rate Demand Notes – 2.74%
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federal Bond Program)
0.17% 2/1/35 (LOC – Bank of America)	$400,000	$400,000
Lincoln County, Wyoming Pollution Control Revenue
(Exxon Project) 0.09% 8/1/15	1,000,000	1,000,000
Minneapolis & St. Paul, Minnesota Housing &
Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-2 0.14% 11/15/35
(LOC – JPMorgan Chase Bank)	1,000,000	1,000,000
Pittsburgh, Pennsylvania Water & Sewer Authority
Water & Sewer System Revenue First Lien
Series B2 0.16% 9/1/39 (LOC – PNC Bank)	500,000	500,000
Total Short-Term Investments (cost $2,900,000)		2,900,000

Total Value of Securities – 101.05%
(cost $107,945,685)		106,818,149
Liabilities Net of Receivables
and Other Assets – (1.05%)		(1,107,181)
Net Assets Applicable to 11,034,719
Shares Outstanding – 100.00%		$105,710,968

Net Asset Value – Delaware National High-Yield Municipal
Bond Fund Class A ($88,480,462 / 9,242,211 Shares)		$9.57
Net Asset Value – Delaware National High-Yield Municipal
Bond Fund Class B ($1,483,006 / 154,620 Shares)		$9.59
Net Asset Value – Delaware National High-Yield Municipal
Bond Fund Class C ($15,727,307 / 1,635,800 Shares)		$9.61
Net Asset Value – Delaware National High-Yield Municipal
Bond Fund Institutional Class ($20,193 / 2,088 Shares)		$9.67

Components of Net Assets at February 28, 2010:
Shares of beneficial interest (unlimited authorization – no par)		$109,461,683
Distributions in excess of net investment income		(3,573)
Accumulated net realized loss on investments		(2,619,606)
Net unrealized depreciation of investments		(1,127,536)
Total net assets		$105,710,968

46

§	Pre-Refunded Bonds. Municipals bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 28, 2010.
@	Illiquid security. At February 28, 2009, the aggregate amount of illiquid securities was $4,240,345, which represented 4.01% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
LOC — Letter of Credit

Net Asset Value and Offering Price Per Share –
Delaware National High-Yield Municipal Bond Fund
Net asset value Class A (A)	$9.57
Sales charge (4.50% of offering price) (B)	0.45
Offering price	$10.02

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

47

Statements of operations
Six Months Ended February 28, 2010 (Unaudited)

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Investment Income:
Interest	$15,823,075	$11,932,099	$2,878,338

Expenses:
Management fees	1,580,586	1,339,967	248,614
Distribution expenses – Class A	659,364	736,117	96,787
Distribution expenses – Class B	37,298	3,942	7,333
Distribution expenses – Class C	110,388	221,646	54,835
Dividend disbursing and transfer
agent fees and expenses	211,714	281,972	41,307
Accounting and administration expenses	116,327	107,428	18,047
Registration fees	46,063	55,250	27,271
Legal fees	35,657	35,312	6,798
Reports and statements to shareholders	32,674	40,832	3,625
Audit and tax	23,485	20,392	7,802
Trustees’ fees	17,519	16,108	2,696
Pricing fees	9,756	8,739	4,473
Insurance fees	9,179	7,847	1,226
Custodian fees	6,410	6,322	973
Consulting fees	3,741	3,077	464
Due and services	1,503	1,305	172
Trustees’ expenses	1,353	1,208	186
	2,903,017	2,887,464	522,609
Less expenses absorbed or waived	(456,714)	(311,068)	(91,794)
Less waived distribution expenses – Class A	—	(368,058)	—
Total operating expenses	2,446,303	2,208,338	430,815
Net Investment Income	13,376,772	9,723,761	2,447,523

48

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Net Realized and Unrealized Gain
on Investments:
Net realized gain on investments	$2,540,203	$3,410,910	$695,527
Net change in unrealized appreciation/
depreciation of investments	15,634,707	9,666,141	5,309,989
Net Realized and Unrealized Gain
on Investments	18,174,910	13,077,051	6,005,516

Net Increase in Net Assets
Resulting from Operations	$31,551,682	$22,800,812	$8,453,039

See accompanying notes

49

Statements of changes in net assets
Delaware Tax-Free USA Fund

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$13,376,772	$24,505,230
Net realized gain (loss) on investments	2,540,203	(2,838,744)
Net change in unrealized
appreciation/depreciation of investments	15,634,707	1,152,242
Net increase in net assets resulting from operations	31,551,682	22,818,728

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(12,804,772)	(23,405,639)
Class B	(144,406)	(352,615)
Class C	(427,491)	(681,841)
Institutional Class	(90)	(32)
	(13,376,759)	(24,440,127)

Capital Share Transactions:
Proceeds from shares sold:
Class A	38,339,077	118,535,984
Class B	86,533	70,203
Class C	3,686,170	6,869,985
Institutional Class	8,470	1,022

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	6,835,343	12,514,345
Class B	64,405	172,056
Class C	314,296	484,088
Institutional Class	29	32
	49,334,323	138,647,715

50

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(30,689,671)	$(104,004,049)
Class B	(1,740,782)	(3,624,046)
Class C	(1,392,772)	(3,541,888)
Institutional Class	(15)	—
	(33,823,240)	(111,169,983)
Increase in net assets derived from
capital share transactions	15,511,083	27,477,732
Net Increase in Net Assets	33,686,006	25,856,333

Net Assets:
Beginning of period	565,131,277	539,274,944
End of period	$598,817,283	$565,131,277

Undistributed net investment income	$66,906	$66,893

See accompanying notes

51

Statements of changes in net assets
Delaware Tax-Free USA Intermediate Fund

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,723,761	$15,162,112
Net realized gain (loss) on investments	3,410,910	(2,348,573)
Net change in unrealized
appreciation/depreciation of investments	9,666,141	11,254,947
Net increase in net assets resulting from operations	22,800,812	24,068,486

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(9,079,674)	(14,270,823)
Class B	(11,234)	(25,400)
Class C	(631,171)	(817,862)
Institutional Class	(1,682)	(26)
	(9,723,761)	(15,114,111)

Capital Share Transactions:
Proceeds from shares sold:
Class A	131,573,672	235,187,166
Class B	—	184,940
Class C	13,312,641	19,373,068
Institutional Class	611,565	1,022

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	6,222,993	9,817,928
Class B	8,086	18,329
Class C	469,170	581,579
Institutional Class	1,374	24
	152,199,501	265,164,056

52

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(80,877,568)	$(201,015,285)
Class B	(213,474)	(616,595)
Class C	(4,580,396)	(5,491,621)
Institutional Class	(789)	—
	(85,672,227)	(207,123,501)
Increase in net assets derived from
capital share transactions	66,527,274	58,040,555
Net Increase in Net Assets	79,604,325	66,994,930

Net Assets:
Beginning of period	500,875,570	433,880,640
End of period	$580,479,895	$500,875,570

Undistributed net investment income	$16,225	$16,225
See accompanying notes

53

Statements of changes in net assets
Delaware National High-Yield Municipal Bond Fund

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,447,523	$4,135,883
Net realized gain (loss) on investments	695,527	(898,271)
Net change in unrealized
appreciation/depreciation of investments	5,309,989	(3,755,920)
Net increase (decrease) in net assets resulting
from operations	8,453,039	(518,308)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,151,324)	(3,657,847)
Class B	(35,511)	(110,366)
Class C	(263,855)	(335,892)
Institutional Class	(161)	(47)
	(2,450,851)	(4,104,152)

Capital Share Transactions:
Proceeds from shares sold:
Class A	22,562,529	12,889,514
Class B	14,560	289,157
Class C	8,164,964	2,516,187
Institutional Class	18,454	1,016

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,310,493	2,236,012
Class B	16,927	50,724
Class C	167,611	220,675
Institutional Class	158	45
	32,255,696	18,203,330

54

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(9,428,997)	$(10,110,767)
Class B	(100,818)	(1,746,311)
Class C	(1,048,199)	(1,588,149)
Institutional Class	(15)	—
	(10,578,029)	(13,445,227)
Increase in net assets derived from
capital share transactions	21,677,667	4,758,103
Net Increase in Net Assets	27,679,855	135,643

Net Assets:
Beginning of period	78,031,113	77,895,470
End of period	$105,710,968	$78,031,113

Undistributed (distributions in excess of)
net investment income	$(3,573)	$13,405

See accompanying notes

55

Financial highlights
Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

56

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.890	$10.970	$11.230	$11.570	$11.760	$11.460

0.257	0.479	0.462	0.466	0.458	0.512
0.350	(0.081)	(0.260)	(0.337)	(0.186)	0.300
0.607	0.398	0.202	0.129	0.272	0.812

(0.257)	(0.478)	(0.462)	(0.469)	(0.462)	(0.512)
(0.257)	(0.478)	(0.462)	(0.469)	(0.462)	(0.512)

$11.240	$10.890	$10.970	$11.230	$11.570	$11.760

5.61%	3.91%	1.82%	1.08%	2.42%	7.23%

$568,140	$536,420	$510,822	$735,584	$656,813	$453,982
0.80%	0.84%	0.85%	0.87%	0.86%	0.86%

0.96%	0.97%	0.94%	0.95%	1.00%	0.98%
4.63%	4.60%	4.13%	4.03%	3.97%	4.43%

4.47%	4.47%	4.04%	3.95%	3.83%	4.31%
28%	66%	28%	36%	41%	47%

57

Financial highlights
Delaware Tax-Free USA Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

58

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.880	$10.960	$11.230	$11.570	$11.760	$11.460

0.214	0.399	0.378	0.378	0.370	0.423
0.350	(0.080)	(0.270)	(0.337)	(0.186)	0.300
0.564	0.319	0.108	0.041	0.184	0.723

(0.214)	(0.399)	(0.378)	(0.381)	(0.374)	(0.423)
(0.214)	(0.399)	(0.378)	(0.381)	(0.374)	(0.423)

$11.230	$10.880	$10.960	$11.230	$11.570	$11.760

5.21%	3.13%	0.96%	0.32%	1.63%	6.42%

$6,830	$8,168	$11,812	$17,286	$22,189	$16,507
1.56%	1.60%	1.61%	1.63%	1.63%	1.63%

1.72%	1.73%	1.70%	1.71%	1.73%	1.71%
3.87%	3.84%	3.37%	3.27%	3.20%	3.66%

3.71%	3.71%	3.28%	3.19%	3.10%	3.58%
28%	66%	28%	36%	41%	47%

59

Financial highlights
Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

60

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.890	$10.970	$11.230	$11.570	$11.760	$11.460

0.214	0.399	0.377	0.378	0.370	0.423
0.350	(0.080)	(0.260)	(0.337)	(0.186)	0.300
0.564	0.319	0.117	0.041	0.184	0.723

(0.214)	(0.399)	(0.377)	(0.381)	(0.374)	(0.423)
(0.214)	(0.399)	(0.377)	(0.381)	(0.374)	(0.423)

$11.240	$10.890	$10.970	$11.230	$11.570	$11.760

5.21%	3.13%	0.96%	0.41%	1.63%	6.42%

$23,837	$20,542	$16,641	$16,871	$15,110	$5,963
1.56%	1.60%	1.61%	1.63%	1.63%	1.63%

1.72%	1.73%	1.70%	1.71%	1.73%	1.71%
3.87%	3.84%	3.37%	3.27%	3.20%	3.66%

3.71%	3.71%	3.28%	3.19%	3.10%	3.58%
28%	66%	28%	36%	41%	47%

61

Financial highlights
Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	12/31/082
	2/28/101	to
	(Unaudited)	8/31/09
Net asset value, beginning of period	$10.890	$10.020

Income from investment operations:
Net investment income	0.267	0.322
Net realized and unrealized gain on investments	0.430	0.870
Total from investment operations	0.697	1.192

Less dividends and distributions from:
Net investment income	(0.267)	(0.322)
Total dividends and distributions	(0.267)	(0.322)

Net asset value, end of period	$11.320	$10.890

Total return3	6.35%	12.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10	$1
Ratio of expenses to average net assets	0.56%	0.60%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.72%	0.73%
Ratio of net investment income to average net assets	4.87%	4.84%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	4.71%	4.71%
Portfolio turnover	28%	66%	4

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
4 Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

62

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

64

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$11.460	$11.250	$11.210	$11.470	$11.610	$11.390

0.213	0.388	0.383	0.414	0.408	0.410
0.280	0.210	0.041	(0.260)	(0.140)	0.220
0.493	0.598	0.424	0.154	0.268	0.630

(0.213)	(0.388)	(0.384)	(0.414)	(0.408)	(0.410)
(0.213)	(0.388)	(0.384)	(0.414)	(0.408)	(0.410)

$11.740	$11.460	$11.250	$11.210	$11.470	$11.610

4.33%	5.49%	3.83%	1.34%	2.38%	5.63%

$528,684	$459,782	$407,729	$306,215	$204,525	$120,273
0.75%	0.75%	0.75%	0.76%	0.75%	0.79%

1.02%	1.03%	1.03%	1.03%	1.07%	1.11%
3.69%	3.51%	3.38%	3.60%	3.56%	3.55%

3.42%	3.23%	3.10%	3.33%	3.24%	3.23%
30%	47%	28%	40%	37%	18%

65

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

66

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$11.450	$11.240	$11.200	$11.460	$11.610	$11.380

0.164	0.294	0.287	0.317	0.311	0.313
0.280	0.210	0.041	(0.260)	(0.150)	0.230
0.444	0.504	0.328	0.057	0.161	0.543

(0.164)	(0.294)	(0.288)	(0.317)	(0.311)	(0.313)
(0.164)	(0.294)	(0.288)	(0.317)	(0.311)	(0.313)

$11.730	$11.450	$11.240	$11.200	$11.460	$11.610

3.90%	4.61%	2.95%	0.48%	1.43%	4.83%

$675	$861	$1,272	$1,786	$2,413	$3,203
1.60%	1.60%	1.60%	1.61%	1.60%	1.64%

1.72%	1.73%	1.73%	1.73%	1.77%	1.81%
2.84%	2.66%	2.53%	2.75%	2.71%	2.70%

2.72%	2.53%	2.40%	2.63%	2.54%	2.53%
30%	47%	28%	40%	37%	18%

67

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

68

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$11.450	$11.240	$11.200	$11.470	$11.610	$11.390

0.164	0.294	0.287	0.317	0.311	0.313
0.280	0.210	0.041	(0.270)	(0.140)	0.220
0.444	0.504	0.328	0.047	0.171	0.533

(0.164)	(0.294)	(0.288)	(0.317)	(0.311)	(0.313)
(0.164)	(0.294)	(0.288)	(0.317)	(0.311)	(0.313)

$11.730	$11.450	$11.240	$11.200	$11.470	$11.610

3.90%	4.60%	2.95%	0.39%	1.52%	4.74%

$50,503	$40,232	$24,880	$28,237	$28,004	$25,125
1.60%	1.60%	1.60%	1.61%	1.60%	1.64%

1.72%	1.73%	1.73%	1.73%	1.77%	1.81%
2.84%	2.66%	2.53%	2.75%	2.71%	2.70%

2.72%	2.53%	2.40%	2.63%	2.54%	2.53%
30%	47%	28%	40%	37%	18%

69

Financial highlights
Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	12/31/082
	2/28/101	to
	(Unaudited)	8/31/09
Net asset value, beginning of period	$11.460	$10.800

Income from investment operations:
Net investment income	0.205	0.269
Net realized and unrealized gain on investments	0.400	0.660
Total from investment operations	0.605	0.929

Less dividends and distributions from:
Net investment income	(0.205)	(0.269)
Total dividends and distributions	(0.205)	(0.269)

Net asset value, end of period	$11.860	$11.460

Total return3	5.32%	8.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$618	$1
Ratio of expenses to average net assets	0.60%	0.60%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.72%	0.73%
Ratio of net investment income to average net assets	3.84%	3.65%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.72%	3.52%
Portfolio turnover	30%	47%	4

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
4 Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

70

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

72

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$8.920	$9.510	$10.030	$10.320	$10.380	$10.010

0.257	0.505	0.484	0.482	0.477	0.503
0.652	(0.595)	(0.520)	(0.290)	(0.060)	0.371
0.909	(0.090)	(0.036)	0.192	0.417	0.874

(0.259)	(0.500)	(0.484)	(0.482)	(0.477)	(0.504)
(0.259)	(0.500)	(0.484)	(0.482)	(0.477)	(0.504)

$9.570	$8.920	$9.510	$10.030	$10.320	$10.380

10.26%	(0.38% )	(0.37% )	1.82%	4.15%	8.93%

$88,481	$68,812	$67,762	$65,143	$68,663	$66,451
0.85%	0.90%	0.90%	0.91%	0.90%	0.93%

1.06%	1.08%	1.04%	1.03%	1.02%	1.01%
5.52%	6.06%	4.94%	4.66%	4.66%	4.92%

5.31%	5.88%	4.80%	4.54%	4.54%	4.84%
37%	67%	24%	37%	73%	36%

73

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

74

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$8.940	$9.530	$10.050	$10.350	$10.400	$10.030

0.223	0.440	0.410	0.404	0.400	0.426
0.652	(0.592)	(0.520)	(0.300)	(0.050)	0.371
0.875	(0.152)	(0.110)	0.104	0.350	0.797

(0.225)	(0.438)	(0.410)	(0.404)	(0.400)	(0.427)
(0.225)	(0.438)	(0.410)	(0.404)	(0.400)	(0.427)

$9.590	$8.940	$9.530	$10.050	$10.350	$10.400

9.84%	(1.11% )	(1.12% )	0.96%	3.47%	8.10%

$1,483	$1,448	$3,135	$5,972	$9,519	$13,046
1.60%	1.65%	1.65%	1.66%	1.65%	1.68%

1.81%	1.83%	1.79%	1.78%	1.77%	1.76%
4.77%	5.31%	4.19%	3.91%	3.91%	4.17%

4.56%	5.13%	4.05%	3.79%	3.79%	4.09%
37%	67%	24%	37%	73%	36%

75

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

76

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$8.960	$9.550	$10.070	$10.360	$10.420	$10.040

0.223	0.441	0.410	0.404	0.400	0.426
0.652	(0.592)	(0.520)	(0.290)	(0.060)	0.381
0.875	(0.151)	(0.110)	0.114	0.340	0.807

(0.225)	(0.439)	(0.410)	(0.404)	(0.400)	(0.427)
(0.225)	(0.439)	(0.410)	(0.404)	(0.400)	(0.427)

$9.610	$8.960	$9.550	$10.070	$10.360	$10.420

9.82%	(1.11% )	(1.12% )	1.06%	3.36%	8.19%

$15,727	$7,770	$6,998	$4,848	$5,332	$5,234
1.60%	1.65%	1.65%	1.66%	1.65%	1.68%

1.81%	1.83%	1.79%	1.78%	1.77%	1.76%
4.77%	5.31%	4.19%	3.91%	3.91%	4.17%

4.56%	5.13%	4.05%	3.79%	3.79%	4.09%
37%	67%	24%	37%	73%	36%

77

Financial highlights
Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	12/31/082
	2/28/101	to
	(Unaudited)	8/31/09
Net asset value, beginning of period	$8.930	$7.590

Income from investment operations:
Net investment income	0.265	0.342
Net realized and unrealized gain on investments	0.742	1.338
Total from investment operations	1.007	1.680

Less dividends and distributions from:
Net investment income	(0.267)	(0.340)
Total dividends and distributions	(0.267)	(0.340)

Net asset value, end of period	$9.670	$8.930

Total return3	11.37%	22.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20	$1
Ratio of expenses to average net assets	0.60%	0.65%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.81%	0.85%
Ratio of net investment income to average net assets	5.77%	6.41%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	5.56%	6.21%
Portfolio turnover	37%	67%	4

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4 Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

78

Notes to financial statements
Delaware National Tax-Free Funds	February 28, 2010 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a “Trust” and collectively as the “Trusts”. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a “Fund” or, collectively, as the “Funds”). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and up to 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund; and of 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund were sold with a CDSC that declines from 2% to zero depending upon the period of time the shares were held. Class B shares of the Delaware Tax-Free USA Intermediate Fund will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

79

Notes to financial statements
Delaware National Tax-Free Funds

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each a “Board” and collectively the “Boards”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2006 – August 31, 2009), and has concluded that no provision for federal income tax is required for each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are

80

amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended February 28, 2010.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Funds adopted the Codification for the six months ended February 28, 2010. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

Effective January 1, 2010, DMC has voluntarily agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.56%, 0.60%, and 0.60% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Funds’ Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may be discontinued at any time because they are voluntary. Prior to January 1, 2010, DMC had contractually agreed to waive that portion, if any, of its management fee

81

Notes to financial statements
Delaware National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

and reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses), did not exceed 0.60%, 0.60%, and 0.65% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended February 28, 2010, each Fund was charged for these services as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$14,566	$13,452	$2,260

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares for Delaware Tax-Fee USA Intermediate Fund, 0.25% of the average daily net assets of the Class A shares for the Delaware National High-Yield Municipal Bond Fund and 1.00% of the average daily net assets of the Class B and C shares for all the Funds. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. Effective April 21, 2006, the maximum amount of the Class A 12b-1 fees was reduced to 0.25% and the total 12b-1 fees to be paid to Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through January 1, 2010 in order to prevent distribution and service fees of Class A shares from exceeding 0.15% of average daily net assets for the Delaware Tax-Free USA Intermediate Fund.

82

At February 28, 2010, each Fund had liabilities payable to affiliates as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Investment management fees
payable to DMC	$175,722	$175,161	$27,920
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	27,704	39,920	5,181
Distribution fees payable
to DDLP	128,858	97,693	29,071
Other expenses payable to
DMC and affiliates*	22,991	21,586	3,823

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 28, 2010, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$18,938	$17,605	$3,000

For the six months ended February 28, 2010, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$21,932	$28,344	$27,367

83

Notes to financial statements
Delaware National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended February 28, 2010, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealer on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Class A	$—	$—	$—
Class B	3,393	1,110	372
Class C	516	3,694	370

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2010, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$98,834,212	$133,570,531	$35,717,071
Sales	79,978,707	77,731,939	16,184,970

At February 28, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2010, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Cost of investments	$568,736,890	$548,854,180	$107,916,548
Aggregate unrealized
appreciation	$40,171,659	$28,056,038	$4,526,685
Aggregate unrealized
depreciation	(15,018,942)	(3,772,827)	(5,625,084)
Net unrealized appreciation
(depreciation)	$25,152,717	$24,283,211	$(1,098,399)

84

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2010:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
Municipal Bonds	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Level 1	$—	$—	$—
Level 2	593,889,607	573,137,391	106,818,149
Level 3	—	—	—
Total	$593,889,607	$573,137,391	$106,818,149

There were no Level 3 securities at the beginning or end of the period.

In January 2010, the FASB issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for each Fund’s year ending August 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

85

Notes to financial statements
Delaware National Tax-Free Funds

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2010 and the year ended August 31, 2009 was as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Six months ended 2/28/10*
Tax-exempt income	$13,102,897	$9,589,762	$2,399,406
Ordinary income	273,862	133,999	51,445
Total	$13,376,759	$9,723,761	$2,450,851

Year ended 8/31/09
Tax-exempt income	$24,389,642	$15,114,111	$4,103,777
Ordinary income	50,485	—	375
Total	$24,440,127	$15,114,111	$4,104,152

*Tax information for the period ended February 28, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2010, the estimated components of net assets on a tax basis were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Shares of beneficial interest	$583,884,892	$561,570,141	$109,461,683
Distributions payable	(451,446)	(329,190)	(88,396)
Undistributed tax-exempt
income	518,352	345,415	84,823
Realized gains
9/1/09 – 2/28/10	1,266,695	2,885,468	131,614
Post-October losses	(237,351)	—	(787)
Capital loss carryforward
as of 8/31/09	(11,316,576)	(8,275,150)	(2,779,570)
Unrealized appreciation
(depreciation)
of investments	25,152,717	24,283,211	(1,098,399)
Net assets	$598,817,283	$580,479,895	$105,710,968

86

The differences between book basis and tax basis components of the net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2009 through February 28, 2010 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2010, the Delaware National High-Yield Municipal Bond Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$(13,650)
Accumulated net realized gain	13,650

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2009 will expire as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
Year of Expiration	USA Fund	USA Intermediate Fund	Municipal Bond Fund
2010	$—	$—	$70,671
2011	—	249,429	997,721
2012	—	5,791	980,742
2014	—	119,427	—
2015	—	—	355,701
2016	797,494	2,127,384	—
2017	10,519,082	5,773,119	374,735
Total	$11,316,576	$8,275,150	$2,779,570

For the six months ended February 28, 2010, the Funds had capital gains which may decrease the capital loss carryforwards.

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$1,266,695	$2,885,468	$131,614

87

Notes to financial statements
Delaware National Tax-Free Funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware National High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/10	8/31/09	2/28/10	8/31/09	2/28/10	8/31/09
Shares sold:
Class A	3,392,790	11,607,343	11,139,618	21,288,665	2,381,296	1,543,457
Class B	7,080	7,042	—	16,760	1,252	36,455
Class C	314,636	662,828	1,116,341	1,748,249	857,127	298,334
Institutional Class	754	102	51,976	95	1,934	134

Shares issued upon reinvestment of dividends and distributions:
Class A	647,660	1,198,786	709,961	885,386	147,002	269,659
Class B	6,408	16,525	920	1,659	2,108	6,137
Class C	43,446	46,310	67,913	52,363	22,443	26,475
Institutional Class	2	3	117	2	17	5
	4,412,776	13,538,939	13,086,846	23,993,179	3,413,179	2,180,656

Shares repurchased:
Class A	(2,746,932)	(10,115,087)	(6,948,986)	(18,287,462)	(996,919)	(1,230,554)
Class B	(155,877)	(350,505)	(18,562)	(56,382)	(10,685)	(209,703)
Class C	(123,463)	(339,849)	(393,834)	(500,042)	(110,599)	(190,984)
Institutional Class	(1)	—	(67)	—	(2)	—
	(3,026,273)	(10,805,441)	(7,361,449)	(18,843,886)	(1,118,205)	(1,631,241)
Net increase	1,386,503	2,733,498	5,725,397	5,149,293	2,294,974	549,415

For the six months ended February 28, 2010 and the year ended August 31, 2009, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six Months Ended			Year Ended
	2/28/10			8/31/09
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
USA Fund	45,747	45,706	$511,497	161,252	161,199	$1,668,006
Delaware Tax-Free
USA Intermediate Fund	5,747	5,742	66,938	23,056	23,046	253,527
Delaware National High-Yield
Municipal Bond Fund	6,867	6,882	64,710	26,693	26,746	211,723

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7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Funds had no amounts outstanding as of February 28, 2010, or at any time during the period then ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, as applicable, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds. At February 28, 2010, 10.43% of the Delaware Tax-Free USA Fund’s net assets, 14.30% of the Delaware Tax-Free USA Intermediate Fund’s net assets, and 3.11% of the Delaware National High-Yield Municipal Bond Fund’s net assets were insured by bond insurers. These securities have been identified in the statements of net assets.

Each Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest

89

Notes to financial statements
Delaware National Tax-Free Funds

8. Credit and Market Risk (continued)

bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of February 28, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

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10. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreements between DMC and the Funds. On January 4, 2010, the new investment management agreements between DMC and the Funds that were approved by the shareholders became effective.

11. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to February 28, 2010 through April 15, 2010, the date of issuance of each Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

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Other Fund information
(Unaudited)
Delaware National Tax-Free Funds

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group® Tax-Free Fund, on behalf of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund, and Voyageur Mutual Funds, on behalf of Delaware National High-Yield Municipal Bond Fund (Delaware Group Tax-Free Fund and Voyageur Mutual Fund hereinafter each, a “Trust” and collectively, the “Trusts” and Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund hereinafter each, a “Fund” and collectively, the “Funds”) held on November 12, 2009 and reconvened on December 4, 2009 for Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund only and March 16, 2010, the shareholders of each Fund voted to (i) elect a Board of Trustees for each Trust; and to (ii) approve new investment advisory agreements between each Trust, on behalf of the respective Fund(s), and Delaware Management Company, respectively. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for each Trust.

Delaware Group Tax-Free Fund

		% of	% of		% of	% of
		outstanding	shares		outstanding	shares
	Shares voted for	shares	voted	Shares withheld	shares	voted
Thomas L. Bennett	57,663,480.933	59.738	93.260	4,167,443.865	4.317	6.740
Patrick P. Coyne	57,670,502.981	59.745	93.271	4,160,421.817	4.310	6.729
John A. Fry	57,765,224.307	59.750	93.279	4,155,700.491	4.305	6.721
Anthony D. Knerr	57,615,106.318	59.688	93.182	4,215,818.480	4.367	6.818
Lucinda S. Landreth	57,681,544.675	59.757	93.289	4,149,380.123	4.298	6.711
Ann R. Leven	57,665,095.874	59.740	93.263	4,165,828.924	4.315	6.737
Thomas F. Madison	57,580,216.101	59.652	93.125	4,250,708.697	4.403	6.875
Janet L. Yeomans	57,681,074.073	59.756	93.288	4,149,850.725	4.299	6.712
J. Richard Zecher	57,636,553.113	59.710	93.216	4,194,371.685	4.345	6.784

Voyageur Mutual Fund

		% of	% of		% of	% of
		outstanding	shares		outstanding	shares
	Shares voted for	shares	voted	Shares withheld	shares	voted
Thomas L. Bennett	27,534,201.174	64.687	94.418	1,627,955.392	3.825	5.582
Patrick P. Coyne	27,538,840.631	64.698	94.433	1,623,315.935	3.814	5.567
John A. Fry	27,541,310.882	64.704	94.442	1,620,845.684	3.808	5.558
Anthony D. Knerr	27,543,108.286	64.708	94.448	1,619,048.280	3.804	5.552
Lucinda S. Landreth	27,542,973.819	64.708	94.448	1,619,182.747	3.804	5.552
Ann R. Leven	27,540,505.439	64.702	94.439	1,621,651.127	3.810	5.561
Thomas F. Madison	27,534,959.779	64.689	94.420	1,627,196.787	3.823	5.580
Janet L. Yeomans	27,539,087.174	64.698	94.434	1,623,069.392	3.814	5.566
J. Richard Zecher	27,532,297.843	64.683	94.411	1,629,858.723	3.829	5.589

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2. To approve a new investment advisory agreement between each Trust, on behalf of the respective Fund(s), and Delaware Management Company.

Delaware Tax-Free USA Fund
Shares Voted For	24,966,636.809
Percentage of Outstanding Shares	48.161%
Percentage of Shares Voted	70.120%
Shares Voted Against	541,765.486
Percentage of Outstanding Shares	1.045%
Percentage of Shares Voted	1.521%
Shares Abstained	1,698,792.191
Percentage of Outstanding Shares	3.277%
Percentage of Shares Voted	4.772%
Broker Non-Votes	8,398,482.448

Delaware Tax-Free USA Intermediate Fund
Shares Voted For	17,330,532.228
Percentage of Outstanding Shares	38.782%
Percentage of Shares Voted	67.129%
Shares Voted Against	177,979.836
Percentage of Outstanding Shares	0.398%
Percentage of Shares Voted	0.689%
Shares Abstained	545,651.634
Percentage of Outstanding Shares	1.221%
Percentage of Shares Voted	2.114%
Broker Non-Votes	7,762,659.315

Delaware National High-Yield Municipal Bond Fund
Shares Voted For	3,610,477.879
Percentage of Outstanding Shares	40.739%
Percentage of Shares Voted	67.476%
Shares Voted Against	94,516.225
Percentage of Outstanding Shares	1.066%
Percentage of Shares Voted	1.766%
Shares Abstained	127,978.565
Percentage of Outstanding Shares	1.445%
Percentage of Shares Voted	2.392%
Broker Non-Votes	1,517,805.114

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Other Fund information
(Unaudited)
Delaware National Tax-Free Funds

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments® Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).
94

In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);
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Other Fund information
(Unaudited)
Delaware National Tax-Free Funds

Board Consideration of New Investment Advisory Agreement (continued)
  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments® Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware Investments Fund for the same class of shares in another Delaware Investments Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory

96

Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement

97

Other Fund information
(Unaudited)
Delaware National Tax-Free Funds

Board Consideration of New Investment Advisory Agreement (continued)

would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

Comparative Expenses. The Trustees also considered expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

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Management Profitability. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

99

Other Fund information
(Unaudited)
Delaware National Tax-Free Funds

Board Consideration of New Investment Advisory Agreement (continued)

Economies of Scale. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements; (ii) such benefits did not impose a cost or burden on the Funds or their shareholders; and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

100

Board Review of Macquarie Group. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

Conclusion. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

101

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

102

Semiannual report

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

February 28, 2010

Fixed income mutual funds

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund.

The figures in the semiannual report for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund prospectus contains this and other important information about the Funds. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund at www.delawareinvestments.com.

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On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Funds’ prospectus and any supplements thereto for more complete information.

Investments in Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Sector allocations and credit quality breakdowns	4
Statements of net assets	9
Statements of operations	48
Statements of changes in net assets	50
Financial highlights	60
Notes to financial statements	90
Other Fund information	104
About the organization	115

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period September 1, 2009 to February 28, 2010

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Tax-Free Arizona Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/09	Ending Account Value 2/28/10	Annualized Expense Ratio	Expenses Paid During Period 9/1/09 to 2/28/10*

Actual Fund return
Class A	$1,000.00	$1,042.70	0.81%	$4.10
Class B	1,000.00	1,038.80	1.56%	7.89
Class C	1,000.00	1,038.80	1.56%	7.89
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.78	0.81%	$4.06
Class B	1,000.00	1,017.06	1.56%	7.80
Class C	1,000.00	1,017.06	1.56%	7.80

Delaware Tax-Free California Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/09	Ending Account Value 2/28/10	Annualized Expense Ratio	Expenses Paid During Period 9/1/09 to 2/28/10*
Actual Fund return
Class A	$1,000.00	$1,063.20	0.82%	$4.19
Class B	1,000.00	1,059.10	1.57%	8.02
Class C	1,000.00	1,059.20	1.57%	8.02
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.73	0.82%	$4.11
Class B	1,000.00	1,017.01	1.57%	7.85
Class C	1,000.00	1,017.01	1.57%	7.85

Delaware Tax-Free Colorado Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/09	Ending Account Value 2/28/10	Annualized Expense Ratio	Expenses Paid During Period 9/1/09 to 2/28/10*
Actual Fund return
Class A	$1,000.00	$1,048.20	0.91%	$4.62
Class B	1,000.00	1,043.30	1.66%	8.41
Class C	1,000.00	1,043.30	1.66%	8.41
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.28	0.91%	$4.56
Class B	1,000.00	1,016.56	1.66%	8.30
Class C	1,000.00	1,016.56	1.66%	8.30

Delaware Tax-Free Idaho Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/09	Ending Account Value 2/28/10	Annualized Expense Ratio	Expenses Paid During Period 9/1/09 to 2/28/10*
Actual Fund return
Class A	$1,000.00	$1,040.00	0.93%	$4.70
Class B	1,000.00	1,036.20	1.68%	8.48
Class C	1,000.00	1,036.20	1.68%	8.48
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.18	0.93%	$4.66
Class B	1,000.00	1,016.46	1.68%	8.40
Class C	1,000.00	1,016.46	1.68%	8.40

Delaware Tax-Free New York Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/09	Ending Account Value 2/28/10	Annualized Expense Ratio	Expenses Paid During Period 9/1/09 to 2/28/10*
Actual Fund return
Class A	$1,000.00	$1,049.80	0.80%	$4.07
Class B	1,000.00	1,046.00	1.55%	7.86
Class C	1,000.00	1,046.00	1.55%	7.86
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class B	1,000.00	1,017.11	1.55%	7.75
Class C	1,000.00	1,017.11	1.55%	7.75
*“Expenses Paid During Period” are equal to a Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sector allocations and credit quality breakdowns
Delaware Tax-Free Arizona Fund	As of February 28, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	99.00%
Corporate Revenue Bonds	6.78%
Education Revenue Bonds	10.23%
Electric Revenue Bonds	5.38%
Health Care Revenue Bonds	13.09%
Housing Revenue Bond	0.01%
Lease Revenue Bonds	12.93%
Local General Obligation Bonds	5.14%
Pre-Refunded Bonds	9.42%
Special Tax Revenue Bonds	15.41%
State General Obligation Bonds	7.52%
Transportation Revenue Bonds	5.37%
Water & Sewer Revenue Bonds	7.72%
Total Value of Securities	99.00%
Receivables and Other Assets Net of Liabilities	1.00%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	12.20%
AA	29.67%
A	26.42%
BBB	29.64%
B	1.22%
Not Rated	0.85%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Delaware Tax-Free California Fund	As of February 28, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.78%
Corporate Revenue Bonds	5.70%
Education Revenue Bonds	9.32%
Electric Revenue Bonds	4.18%
Health Care Revenue Bonds	16.82%
Housing Revenue Bonds	7.26%
Lease Revenue Bonds	7.83%
Local General Obligation Bonds	6.29%
Pre-Refunded Bonds	3.01%
Resource Recovery Revenue Bond	1.26%
Special Tax Revenue Bonds	19.66%
State General Obligation Bonds	7.32%
Transportation Revenue Bonds	6.17%
Water & Sewer Revenue Bonds	3.96%
Short-Term Investments	0.62%
Money Market Instrument	0.38%
Variable Rate Demand Note	0.24%
Total Value of Securities	99.40%
Receivables and Other Assets Net of Liabilities	0.60%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	10.79%
AA	15.33%
A	43.82%
BBB	16.16%
BB	1.93%
B	2.29%
Not Rated	9.68%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Sector allocations and credit quality breakdowns
Delaware Tax-Free Colorado Fund	As of February 28, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	99.07%
Corporate Revenue Bond	2.17%
Education Revenue Bonds	11.42%
Electric Revenue Bonds	5.86%
Escrowed to Maturity Bond	2.23%
Health Care Revenue Bonds	21.12%
Housing Revenue Bonds	2.11%
Lease Revenue Bonds	3.62%
Local General Obligation Bonds	15.03%
Pre-Refunded Bonds	15.11%
Special Tax Revenue Bonds	8.56%
State General Obligation Bonds	6.09%
Transportation Revenue Bonds	3.49%
Water & Sewer Revenue Bonds	2.26%
Short-Term Investment	1.02%
Total Value of Securities	100.09%
Liabilities Net of Receivables and Other Assets	(0.09%)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	13.37%
AA	27.92%
A	29.16%
BBB	18.55%
B	1.09%
Not Rated	9.91%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Delaware Tax-Free Idaho Fund	As of February 28, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	97.33%
Corporate Revenue Bonds	4.52%
Education Revenue Bonds	9.56%
Electric Revenue Bonds	1.38%
Health Care Revenue Bonds	1.81%
Housing Revenue Bonds	7.00%
Lease Revenue Bonds	3.61%
Local General Obligation Bonds	21.59%
Pre-Refunded Bonds	14.42%
Special Tax Revenue Bonds	17.08%
State General Obligation Bonds	5.70%
Transportation Revenue Bonds	7.93%
Water & Sewer Revenue Bonds	2.73%
Short-Term Investment	1.41%
Total Value of Securities	98.74%
Receivables and Other Assets Net of Liabilities	1.26%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	19.31%
AA	34.49%
A	29.15%
BBB	12.46%
BB	2.98%
B	1.40%
Not Rated	0.21%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Sector allocations and credit quality breakdowns
Delaware Tax-Free New York Fund	As of February 28, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	95.98%
Corporate Revenue Bonds	7.93%
Education Revenue Bonds	22.90%
Electric Revenue Bonds	2.97%
Health Care Revenue Bonds	8.54%
Housing Revenue Bonds	1.95%
Lease Revenue Bonds	8.94%
Local General Obligation Bonds	3.17%
Pre-Refunded Bonds	6.27%
Special Tax Revenue Bonds	20.51%
State General Obligation Bonds	4.70%
Transportation Revenue Bonds	6.22%
Water & Sewer Revenue Bonds	1.88%
Short-Term Investments	4.16%
Total Value of Securities	100.14%
Liabilities Net of Receivables and Other Assets	(0.14%)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	12.55%
AA	27.41%
A	30.76%
BBB	22.38%
BB	2.98%
B	2.39%
Not Rated	1.53%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Statements of net assets
Delaware Tax-Free Arizona Fund	February 28, 2010 (Unaudited)

	Principal amount	Value
Municipal Bonds – 99.00%
Corporate Revenue Bonds – 6.78%
Maricopa County Pollution Control (Palo Verde Project)
Series A 5.05% 5/1/29 (AMBAC)	$2,000,000	$1,875,980
• Navajo County Pollution Control Revenue Refunding
(Arizona Public Services Company-Cholla)
Series D 5.75% 6/1/34	1,500,000	1,577,670
Pima County Industrial Development Authority Pollution
Control Revenue (Tucson Electric Power Company-San
Juan) Series A 4.95% 10/1/20	1,500,000	1,507,305
Pima County Industrial Development Authority Revenue
Remarketed (Tucson Electric Power)
5.75% 9/1/29	750,000	758,190
Salt Verde Financial Corporation Gas Revenue Senior
5.00% 12/1/37	2,895,000	2,477,975
		8,197,120
Education Revenue Bonds – 10.23%
Arizona Health Facilities Authority Healthcare
Education Revenue (Kirksville College)
5.125% 1/1/30	1,500,000	1,497,120
Arizona State Board of Regents
(University of Arizona System Revenue)
Series A 5.00% 6/1/21	1,255,000	1,400,266
Series A 5.00% 6/1/39	1,500,000	1,539,045
Arizona State University Certificates of Participation
(Research Infrastructure Project)
5.00% 9/1/30 (AMBAC)	2,000,000	2,027,380
Arizona State University Energy Management Revenue
(Arizona State University-Tempe Campus II Project)
4.50% 7/1/24	1,385,000	1,416,786
Energy Management Services Energy Conservation Revenue
(Arizona State University-Main Campus Project)
5.25% 7/1/17 (NATL-RE)	1,500,000	1,633,950
Pima County Industrial Development Authority Educational
Revenue Refunding (Tucson Country Day School Project)
5.00% 6/1/37	1,000,000	754,060
South Campus Group Student Housing Revenue
(Arizona State University-South Campus Project)
5.625% 9/1/35 (NATL-RE)	1,000,000	1,003,620

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation) Series A
5.00% 7/15/27 (AMBAC)	$1,000,000	$1,007,540
University of Arizona Certificates of Participation
(University of Arizona Project)
Series A 5.125% 6/1/21 (AMBAC)	85,000	90,480
		12,370,247
Electric Revenue Bonds – 5.38%
Mesa Utilities System Revenue Refunding
5.00% 7/1/18 (NATL-RE) (FGIC)	2,150,000	2,428,920
Puerto Rico Electric Power Authority Revenue Series WW
5.00% 7/1/28	1,430,000	1,428,198
5.50% 7/1/38	600,000	607,560
Salt River Project Agricultural Improvement &
Power District Electric System Revenue
Series B 5.00% 1/1/31 (NATL-RE) (IBC)	2,000,000	2,042,680
		6,507,358
Health Care Revenue Bonds – 13.09%
Arizona Health Facilities Authority Revenue
(Catholic Healthcare West) Series D 5.00% 7/1/28	1,500,000	1,482,165
Glendale Industrial Development Authority Hospital
Revenue (John C. Lincoln Health) 5.00% 12/1/42	2,500,000	2,171,925
Maricopa County Industrial Development Authority Health
Facilities Revenue (Catholic Healthcare West) Series A
5.50% 7/1/26	1,000,000	1,020,030
6.00% 7/1/39	2,500,000	2,608,750
Scottsdale Industrial Development Authority
Hospital Revenue (Scottsdale Healthcare)
Series A 5.25% 9/1/30	1,250,000	1,236,063
University Medical Center Hospital Revenue
5.00% 7/1/24	800,000	790,272
5.00% 7/1/35	2,000,000	1,864,000
6.50% 7/1/39	2,500,000	2,659,899
Yavapai County Industrial Development Authority
Revenue (Yavapai Regional Medical Center)
Series A 5.25% 8/1/21 (RADIAN)	2,000,000	1,991,420
		15,824,524

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bond – 0.01%
Pima County Industrial Development Authority
Single Family Housing Revenue
Series A-1 6.125% 11/1/33
(GNMA) (FNMA) (FHLMC) (AMT)	$15,000	$15,026
		15,026
Lease Revenue Bonds – 12.93%
Arizona Game & Fish Department &
Community Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,300,000	1,294,722
Arizona State Certificates of Participation Department
Administration Series A 5.25% 10/1/25 (AGM)	1,500,000	1,598,880
Marana Municipal Property Facilities Revenue
5.00% 7/1/28 (AMBAC)	575,000	590,278
Maricopa County Industrial Development Authority
Correctional Contract Revenue (Phoenix West Prison)
Series B 5.375% 7/1/22 (ACA)	1,000,000	980,930
Phoenix Industrial Development Authority Lease
Revenue (Capitol Mall II, LLC Project)
5.00% 9/15/28 (AMBAC)	2,000,000	2,002,260
Pima County Industrial Development Authority Lease
Revenue Metro Police Facility (Nevada Project) Series A
5.25% 7/1/31	1,500,000	1,543,425
5.375% 7/1/39	1,500,000	1,525,800
Pinal County Certificates of Participation
5.00% 12/1/29	1,300,000	1,293,435
5.125% 6/1/21 (AMBAC)	3,000,000	3,074,039
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series D
5.25% 7/1/27	470,000	463,129
5.25% 7/1/36	270,000	258,836
University of Arizona Certificates of Participation
Prerefunded (University of Arizona Project)
Series B 5.00% 6/1/31 (AMBAC)	1,000,000	1,003,210
		15,628,944

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 5.14%
Cochise County Unified School District #68
(Sierra Vista) 7.50% 7/1/10 (NATL-RE) (FGIC)	$1,000,000	$1,022,960
Coconino & Yavapai Counties Joint Unified School
District #9 (Sedona Oak Creek Project of 2007)
Series A 4.50% 7/1/18 (AGM)	1,520,000	1,728,073
Series B 5.375% 7/1/28	1,350,000	1,453,113
DC Ranch Community Facilities
5.00% 7/15/27 (AMBAC)	1,000,000	971,670
• Gila County Unified School District #10
(Payson School Improvement Project of 2006)
Series A 5.25% 7/1/27 (AMBAC)	1,000,000	1,032,520
		6,208,336
§Pre-Refunded Bonds – 9.42%
Phoenix Variable Purpose Series B 5.00% 7/1/27-12	2,435,000	2,507,904
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue Series K
5.00% 7/1/35-15	750,000	882,060
Puerto Rico Electric Power Authority Revenue
Series NN 5.00% 7/1/32-13 (NATL-RE)	1,750,000	1,981,385
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series D 5.25% 7/1/27-12	1,280,000	1,408,230
Series I 5.25% 7/1/33-14	5,000	5,792
Southern Arizona Capital Facilities Finance
Revenue (University of Arizona Project)
5.10% 9/1/33-12 (NATL-RE)	3,250,000	3,603,568
University of Arizona Certificates of Participation
(University of Arizona Project)
Series A 5.125% 6/1/21-12 (AMBAC)	915,000	1,002,904
		11,391,843
Special Tax Revenue Bonds – 15.41%
Arizona State Transportation Board Excise Tax Revenue
(Maricopa County Regional Area Road Foundation)
5.00% 7/1/19	1,500,000	1,695,390
Arizona Tourism & Sports Authority Tax Revenue
(Multipurpose Stadium Facilities)
Series A 5.00% 7/1/28 (NATL-RE)	1,345,000	1,355,626

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Flagstaff Aspen Place Sawmill Improvement District
Revenue 5.00% 1/1/32	$1,350,000	$1,350,162
Gilbert Public Facilities Municipal Property
Revenue 5.00% 7/1/25	1,250,000	1,331,563
Marana Tangerine Farm Road Improvement District
Revenue 4.60% 1/1/26	924,000	836,728
Mesa Street & Highway Revenue 5.00% 7/1/20 (AGM)	1,000,000	1,144,650
Peoria Municipal Development Authority Transition
Sales Tax, Excise Tax & State Shared Revenue
(Senior Lien & Subordinated Lien) 4.50% 1/1/16	1,000,000	1,122,600
Phoenix Civic Improvement Transition Excise Tax Revenue
(Light Rail Project) 5.00% 7/1/20 (AMBAC)	2,270,000	2,443,586
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Refunding
Series C 5.50% 7/1/25 (AMBAC)	1,955,000	2,003,836
Puerto Rico Sales Tax Financing Corporation
Revenue Series A
ΩCapital Appreciation-First Subordinate 6.75% 8/1/32	3,045,000	2,317,518
First Subordinate
•5.00% 8/1/39	1,500,000	1,575,105
5.75% 8/1/37	1,405,000	1,452,447
		18,629,211
State General Obligation Bonds – 7.52%
Guam Government Series A
6.75% 11/15/29	115,000	121,964
7.00% 11/15/39	1,250,000	1,338,800
Puerto Rico Commonwealth Public Improvement
Refunding Series A
5.50% 7/1/17	1,765,000	1,890,227
5.50% 7/1/19	1,300,000	1,384,942
Series C 6.00% 7/1/39	1,010,000	1,039,745
Un-Refunded Balance Series A
5.125% 7/1/30 (FSA)	480,000	481,920
5.125% 7/1/31	2,000,000	1,911,140
Virgin Islands Public Finance Authority
(Gross Receipts Taxes Loan Note)
5.00% 10/1/31 (ACA)	1,000,000	927,670
		9,096,408

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 5.37%
Arizona State Transportation Board Grant Anticipation
Notes Series A 5.00% 7/1/14	$1,250,000	$1,423,250
Arizona State Transportation Board Highway
Revenue Subordinated Series A 5.00% 7/1/23	1,000,000	1,079,130
Phoenix Civic Improvement Airport
Revenue (Senior Lien) Series B
5.25% 7/1/27 (NATL-RE) (FGIC) (AMT)	1,000,000	1,005,620
5.25% 7/1/32 (NATL-RE) (FGIC) (AMT)	3,000,000	2,980,260
		6,488,260
Water & Sewer Revenue Bonds – 7.72%
Phoenix Civic Improvement Corporation
Waste System Revenue (Junior Lien)
5.00% 7/1/26 (NATL-RE) (FGIC)	3,750,000	3,806,785
Phoenix Civic Improvement Wastewater Corporation
Systems Revenue (Junior Lien)
5.00% 7/1/19 (NATL-RE)	2,750,000	3,072,658
Refunding 5.00% 7/1/24 (NATL-RE) (FGIC)	1,000,000	1,034,570
Scottsdale Water & Sewer Revenue 5.25% 7/1/22	1,150,000	1,418,652
		9,332,665
Total Municipal Bonds (cost $115,787,713)		119,689,942

Total Value of Securities – 99.00%
(cost $115,787,713)		119,689,942
Receivables and Other Assets
Net of Liabilities – 1.00%		1,208,111
Net Assets Applicable to 10,660,132
Shares Outstanding – 100.00%		$120,898,053

Net Asset Value – Delaware Tax-Free Arizona Fund
Class A ($108,625,920 / 9,579,914 Shares)		$11.34
Net Asset Value – Delaware Tax-Free Arizona Fund
Class B ($4,708,051 / 414,923 Shares)		$11.35
Net Asset Value – Delaware Tax-Free Arizona Fund
Class C ($7,564,082 / 665,295 Shares)		$11.37

Components of Net Assets at February 28, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$117,512,086
Undistributed net investment income	26,197
Accumulated net realized loss on investments	(542,459)
Net unrealized appreciation of investments	3,902,229
Total net assets	$120,898,053

§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in ”Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
•	Variable rate security. The rate shown is the rate as of February 28, 2010.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHLMC — Insured by the Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association collateral
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association collateral
IBC — Insured by Integrity Building Corporation
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Arizona Fund
Net asset value Class A (A)	$11.34
Sales charge (4.50% of offering price) (B)	0.53
Offering price	$11.87

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of net assets
Delaware Tax-Free California Fund	February 28, 2010 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.78%
Corporate Revenue Bonds – 5.70%
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D
5.875% 1/1/34	$1,000,000	$1,099,970
Golden State Tobacco Securitization Corporation
Settlement Revenue (Asset-Backed Senior Notes)
Series A-1
5.125% 6/1/47	1,075,000	722,873
5.75% 6/1/47	1,000,000	737,370
M-S-R Energy Authority Gas Revenue Series A
6.50% 11/1/39	2,000,000	2,126,060
		4,686,273
Education Revenue Bonds – 9.32%
California Educational Facilities Authority Revenue
(University of the Pacific) 5.50% 11/1/39	1,000,000	1,013,400
(Woodbury University) 5.00% 1/1/36	1,000,000	826,280
California Municipal Finance Authority
Educational Revenue
(American Heritage Foundation Project)
Series A 5.25% 6/1/36	1,000,000	837,940
California Statewide Communities Development
Authority Revenue
(California Baptist University Project)
Series A 5.50% 11/1/38	1,000,000	810,170
(Viewpoint School Project) 5.75% 10/1/33 (ACA)	1,000,000	882,710
(Windrush School Project) 5.50% 7/1/37	1,000,000	784,130
California Statewide Communities Development
Authority Student Housing Revenue
(East Campus Apartments, LLC)
Series A 5.625% 8/1/34 (ACA)	1,000,000	958,370
San Diego County Certificates of Participation
(University of San Diego) 5.375% 10/1/41	1,000,000	988,700
University of California Revenue
(Multiple Purpose Projects)
Series L 5.00% 5/15/19	500,000	563,490
		7,665,190

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 4.18%
Chino Basin Regional Financing Authority Revenue
Series A 5.00% 11/1/24 (AMBAC)	$845,000	$882,729
Puerto Rico Electric Power Authority Revenue
Series WW 5.50% 7/1/38	400,000	405,040
Southern California Public Power Authority Revenue
(Transmission Project) Series A 5.00% 7/1/22	1,000,000	1,090,330
Vernon Electric System Revenue Series A 5.125% 8/1/21	1,000,000	1,058,050
		3,436,149
Health Care Revenue Bonds – 16.82%
Association Bay Area Governments Finance Authority
for California Nonprofit Corporations
(San Diego Hospital Association)
Series A 6.125% 8/15/20	1,250,000	1,277,776
(Sharp Health Care) Series B 6.25% 8/1/39	1,000,000	1,081,310
California Health Facilities Financing Authority Revenue
(Adventist Health System West) Series A 5.75% 9/1/39	1,000,000	1,017,580
(Catholic Health Care West)
Series A 6.00% 7/1/39	1,000,000	1,048,740
Series E 5.625% 7/1/25	1,000,000	1,047,670
Series G 5.25% 7/1/23	1,000,000	1,018,580
(Children’s Hospital Orange County)
Series A 6.50% 11/1/38	1,000,000	1,054,220
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,035,740
(The Episcopal Home) Series A 5.30% 2/1/32 (RADIAN)	1,000,000	917,930
California Infrastructure & Economic Development Bank
Revenue (Kaiser Hospital Associates I, LLC)
Series A 5.55% 8/1/31	1,000,000	1,011,140
California Municipal Finance Authority Certificates of
Participation (Community Hospital of Central California)
5.50% 2/1/39	1,000,000	881,930
California Statewide Communities Development
Authority Revenue
(Kaiser Permanente) Series A 5.00% 4/1/19	1,000,000	1,081,780
(Southern California Senior Living) 7.25% 11/15/41	500,000	533,320
(Valleycare Health Systems) Series A 5.125% 7/15/31	1,000,000	818,360
		13,826,076

Statements of net assets
Delaware Tax-Free California Fund

		Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 7.26%
	California Housing Finance Agency Revenue
	(Home Mortgage)
	Series K 5.30% 8/1/23 (AMT)	$1,000,000	$988,610
	Series M 5.95% 8/1/25 (AMT)	1,000,000	1,040,940
	California Statewide Communities Development
	Multifamily Housing Authority Revenue
	(Citrus Gardens Apartments) Series D-1 5.375% 7/1/32	1,000,000	942,290
	(Silver Ridge Apartments) Series H 5.80% 8/1/33
	(FNMA) (AMT)	1,000,000	1,031,240
	Palm Springs Mobile Home Park Revenue (Sahara
	Mobile Home Park) Series A 5.75% 5/15/37	1,000,000	957,530
	Santa Clara County Multifamily Housing Authority
	Revenue (Rivertown Apartments Project)
	Series A 5.85% 8/1/31 (AMT)	1,000,000	1,004,540
			5,965,150
Lease Revenue Bonds – 7.83%
	California State Public Works Board Lease Revenue
	(General Services) Series A 6.25% 4/1/34	1,000,000	1,024,300
	Elsinore Valley Municipal Water District Certificates
	of Participation Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,084,730
	Franklin-McKinley School District Certificates
	of Participation (Financing Project)
	Series B 5.00% 9/1/27 (AMBAC)	1,060,000	1,072,232
	Puerto Rico Public Buildings Authority Revenue
	(Guaranteed Government Facilities)
	Series M-2 5.50% 7/1/35 (AMBAC)	700,000	719,950
	San Diego County Certificates of Participation
	5.75% 7/1/31 (NATL-RE)	1,000,000	1,009,290
	San Mateo Joint Powers Financing Authority Lease
	Revenue Refunding (Capital Projects)
	Series A 5.25% 7/15/26	1,000,000	1,085,880
Ω	San Mateo Unified High School District Certificates
	of Participation Capital Appreciation
	(Partnership Phase I Projects)
	Series B 5.00% 12/15/43 (AMBAC)	1,000,000	437,480
			6,433,862

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 6.29%
^ Anaheim School District Election 2002
4.58% 8/1/25 (NATL-RE)	$1,000,000	$376,380
Central Unified School District Election 2008
Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,066,640
Fairfield-Suisun Unified School District Election 2002
5.50% 8/1/28 (NATL-RE)	500,000	533,925
Grossmont Union High School District Election 2004
5.00% 8/1/23 (NATL-RE)	1,000,000	1,062,040
Santa Barbara Community College District Election 2008
Series A 5.25% 8/1/33	1,000,000	1,044,250
Sierra Joint Community College Improvement
District #2 (Western Nevada)
Series A 5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,083,520
		5,166,755
§Pre-Refunded Bonds – 3.01%
California Department of Water Resources
(Central Valley Project) Series X
5.00% 12/1/29-12 (NATL-RE) (FGIC)	5,000	5,581
Commerce Joint Powers Financing Authority Revenue
(Redevelopment Projects) Series A
5.00% 8/1/28-13 (RADIAN)	60,000	68,209
Golden State Tobacco Securitization Corporation Settlement
Revenue (Asset-Backed Senior Notes) Series B
5.50% 6/1/43-13 (RADIAN)	1,000,000	1,138,760
5.625% 6/1/33-13	1,000,000	1,142,759
Port Oakland Revenue Series L 5.375% 11/1/27-12
(NATL-RE) (FGIC) (AMT)	110,000	123,272
		2,478,581
Resource Recovery Revenue Bond – 1.26%
South Bayside Waste Management Authority
Revenue (Shoreway Environmental Center)
Series A 6.00% 9/1/36	1,000,000	1,032,910
		1,032,910

Statements of net assets
Delaware Tax-Free California Fund

		Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 19.66%
	California State Economic Recovery Refunding
	Series A 5.25% 7/1/21	$1,000,000	$1,112,720
	Commerce Joint Powers Financing Authority Revenue
	(Redevelopment Projects) Un-Refunded Balance
	Series A 5.00% 8/1/28 (RADIAN)	940,000	817,997
	Fremont Community Facilities District #1
	(Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	804,280
	Glendale Redevelopment Agency Tax Allocation Revenue
	(Central Glendale Redevelopment Project)
	5.50% 12/1/24	1,000,000	996,910
	Lake Elsinore Public Financing Authority Tax Allocation
	Series A 5.50% 9/1/30	1,000,000	985,490
	Lammersville School District Community Facilities
	District #2002 (Mountain House) 5.125% 9/1/35	500,000	383,885
	Lancaster Redevelopment Agency Tax Allocation
	Combined Revenue (Combined Redevelopment
	Project Areas) 6.875% 8/1/39	500,000	534,475
@	Modesto Special Tax Community Facilities District #04-1
	(Village 2) 5.15% 9/1/36	1,000,000	735,650
@	Palm Drive Health Care District Parcel Tax Revenue
	5.25% 4/1/30	2,000,000	1,572,040
	Poway Redevelopment Agency Tax Allocation Revenue
	5.75% 6/15/33 (NATL-RE)	270,000	270,043
	Poway Unified School District Community Facilities
	District #1 Special Tax Refunding
	5.00% 10/1/17 (AGM)	1,000,000	1,142,750
	Puerto Rico Sales Tax Financing Corporation Revenue Series A
	5.25% 8/1/27	1,000,000	1,023,110
	ΩCapital Appreciation-First Subordinate 6.75% 8/1/32	2,040,000	1,552,624
	First Subordinate
	•5.00% 8/1/39	1,000,000	1,050,070
	5.75% 8/1/37	930,000	961,406
	Roseville Westpark Special Tax Public Community
	Facilities District #1 5.25% 9/1/37	500,000	377,215
	San Bernardino County Special Tax Community
	Facilities District #2002-1 5.90% 9/1/33	2,000,000	1,842,861
			16,163,526

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds – 7.32%
California State Various Purposes 6.00% 4/1/38	$515,000	$532,088
Guam Government Series A 6.75% 11/15/29	1,755,000	1,861,283
Puerto Rico Commonwealth Government Development
Bank Senior Notes Series B 5.00% 12/1/15	1,000,000	1,056,080
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/15	1,750,000	1,870,434
Series C 6.00% 7/1/39	675,000	694,879
		6,014,764
Transportation Revenue Bonds – 6.17%
Bay Area Toll Bridge Authority Revenue
(San Francisco Bay Area)
Series F-1 5.625% 4/1/44	2,000,000	2,137,100
Port Oakland Revenue Series L 5.375% 11/1/27
(NATL-RE) (FGIC) (AMT)	890,000	855,094
Sacramento County Airport Services Revenue (PFC/Grant)
Series C 6.00% 7/1/41	1,000,000	1,075,260
San Diego Redevelopment Agency
(Centre City Redevelopment Project)
Series A 6.40% 9/1/25	1,000,000	1,002,120
		5,069,574
Water & Sewer Revenue Bonds – 3.96%
California Department of Water Resources Systems
Revenue (Central Valley Project) Series A
5.00% 12/1/22	1,000,000	1,129,520
5.00% 12/1/24	1,000,000	1,103,540
Un-Refunded Balance Series X
5.00% 12/1/29 (NATL-RE) (FGIC)	995,000	1,019,029
		3,252,089
Total Municipal Bonds (cost $81,269,253)		81,190,899

Statements of net assets
Delaware Tax-Free California Fund

	Number of shares	Value
Short-Term Investments – 0.62%
Money Market Instrument – 0.38%
Federated California Municipal Cash Trust	311,090	$311,090
		311,090

	Principal amount
•Variable Rate Demand Note – 0.24%
California Infrastructure & Economic Development Bank
Revenue (Asian Art Museum Foundation)
0.11% 6/1/34 (LOC, JP Morgan Chase Bank) (NATL-RE)	$200,000	200,000
		200,000
Total Short-Term Investments (cost $511,090)		511,090

Total Value of Securities – 99.40%
(cost $81,780,343)		81,701,989
Receivables and Other Assets
Net of Liabilities – 0.60%		490,237
Net Assets Applicable to 7,438,115
Shares Outstanding – 100.00%		$82,192,226

Net Asset Value – Delaware Tax-Free California Fund
Class A ($64,722,850 / 5,859,945 Shares)		$11.04
Net Asset Value – Delaware Tax-Free California Fund
Class B ($3,942,847 / 355,519 Shares)		$11.09
Net Asset Value – Delaware Tax-Free California Fund
Class C ($13,526,529 / 1,222,651 Shares)		$11.06

Components of Net Assets at February 28, 2010:
Shares of beneficial interest (unlimited authorization – no par)		$82,343,166
Undistributed net investment income		18,787
Accumulated net realized loss on investments		(91,373)
Net unrealized depreciation of investments		(78,354)
Total net assets		$82,192,226

^	Zero coupon security. The rate shown is the yield at the time of purchase.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
@	Illiquid security. At February 28, 2010, the aggregate amount of illiquid securities was $2,307,690, which represented 2.81% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 28, 2010.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
BHAC — Insured by the Berkshire Hathaway Assurance Company
FGIC — Insured by the Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association collateral
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free California Fund
Net asset value Class A (A)	$11.04
Sales charge (4.50% of offering price) (B)	0.52
Offering price	$11.56

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of net assets
Delaware Tax-Free Colorado Fund	February 28, 2010 (Unaudited)

	Principal amount	Value
Municipal Bonds – 99.07%
Corporate Revenue Bond – 2.17%
Public Authority Energy National Gas Purpose
Revenue Series 2008 6.50% 11/15/38	$5,000,000	$5,383,050
		5,383,050
Education Revenue Bonds – 11.42%
Boulder County Development Revenue
(University Corporation for Atmospheric Research)
5.00% 9/1/33 (NATL-RE)	1,000,000	1,001,390
5.00% 9/1/35 (AMBAC)	1,000,000	1,005,750
Colorado Educational & Cultural Facilities
Authority Revenue
(Charter School Project) 5.50% 5/1/36 (XLCA)	2,280,000	2,283,169
(Johnson & Wales University Project)
Series A 5.00% 4/1/28 (XLCA)	1,000,000	949,690
(Liberty Common Charter School Project)
5.125% 12/1/33 (XLCA)	2,740,000	2,653,827
(Montessori Districts Charter School Projects)
6.125% 7/15/32	5,590,000	5,532,479
(Pinnacle Charter School Project)
5.00% 6/1/33 (XLCA)	2,170,000	2,066,643
(University of Northern Colorado Student
Housing Project) 5.125% 7/1/37 (NATL-RE)	4,000,000	3,730,040
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (XLCA)	1,960,000	1,891,420
Colorado School Mines Auxiliary Facilities
5.00% 12/1/37 (AMBAC)	425,000	418,693
Colorado State Board Governors University Enterprise
System Revenue Series A 5.00% 3/1/39	2,300,000	2,375,808
University of Colorado Enterprise System
Revenue Series A 5.00% 6/1/30 (AMBAC)	2,000,000	2,070,480
University of Puerto Rico Revenue Series Q
5.00% 6/1/36	2,750,000	2,401,520
		28,380,909
Electric Revenue Bonds – 5.86%
Colorado Springs Utilities Revenue
Series A 5.00% 11/15/29	5,000,000	5,065,350
Platte River Power Authority Revenue Series HH
5.00% 6/1/27	2,795,000	3,046,718
5.00% 6/1/29	2,355,000	2,530,942

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	$525,000	$501,627
Series WW 5.00% 7/1/28	2,400,000	2,396,976
Series WW 5.50% 7/1/38	1,000,000	1,012,600
		14,554,213
Escrowed to Maturity Bond – 2.23%
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.50% 3/1/32	5,000,000	5,529,550
		5,529,550
Health Care Revenue Bonds – 21.12%
Aurora Hospital Revenue (Childrens Hospital)
Series D 5.00% 12/1/23 (AGM) (FSA)	2,775,000	2,925,988
Colorado Health Facilities Authority Revenue
•(Adventist Health/Sunbelt) 5.125% 11/15/24	1,375,000	1,413,816
(Catholic Health Initiatives)
Series A 4.75% 9/1/40	1,000,000	985,720
Series A 5.00% 7/1/39	2,500,000	2,531,500
Series D 6.25% 10/1/33	2,000,000	2,221,540
(Christian Living Community Project)
Series A 5.75% 1/1/37	1,500,000	1,277,415
(Covenant Retirement Communities)
Series A 5.50% 12/1/33 (RADIAN)	5,000,000	4,459,250
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	1,750,720
6.125% 6/1/38	5,250,000	5,279,662
Series A 5.25% 6/1/34	2,750,000	2,504,205
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	996,470
(Porter Place) Series A 6.00% 1/20/36 (GNMA)	5,000,000	5,067,250
(Vail Valley Medical Center Project) 5.80% 1/15/27	3,475,000	3,490,116
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	993,090
Colorado Springs Hospital Revenue 6.25% 12/15/33	2,500,000	2,650,100
Delta County Memorial Hospital District Enterprise
Revenue 5.35% 9/1/17	4,000,000	4,051,480
Denver Health & Hospital Authority Health Care Revenue
Series A 4.75% 12/1/36	1,500,000	1,212,510

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
University of Colorado Hospital Authority
Revenue Series A
5.00% 11/15/37	$2,690,000	$2,580,786
5.25% 11/15/39	3,500,000	3,473,645
6.00% 11/15/29	2,460,000	2,594,980
		52,460,243
Housing Revenue Bonds – 2.11%
Colorado Housing & Finance Authority
(Multifamily Housing Insured Mortgage)
Series C3 6.15% 10/1/41	1,590,000	1,591,431
(Single Family Mortgage)
Series A 5.50% 11/1/29 (FHA)	1,500,000	1,580,535
Puerto Rico Housing Finance Authority
Subordinate (Capital Foundation of Modernization)
5.125% 12/1/27	2,040,000	2,060,645
		5,232,611
Lease Revenue Bonds – 3.62%
Aurora Certificates of Participation Refunding
Series A 5.00% 12/1/30	2,370,000	2,479,802
Colorado Educational & Cultural National
Conference of State Legislatures Office Building
Facilities Authority Revenue 5.25% 6/1/21	2,000,000	2,022,500
@ Conejos & Alamosa Counties School #11J
Certificates of Participation 6.50% 4/1/11	520,000	520,629
El Paso County Certificates of Participation (Detention
Facilities Project) Series B 5.00% 12/1/27 (AMBAC)	1,500,000	1,527,780
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33	1,475,000	1,415,499
•Series M-2 5.50% 7/1/35 (AMBAC)	1,000,000	1,028,500
		8,994,710
Local General Obligation Bonds – 15.03%
Adams & Arapahoe Counties Joint School
District #28J (Aurora) 6.00% 12/1/28	2,500,000	2,882,375
Arapahoe County Water & Wastewater
Public Improvement District Refunding
Series A 5.125% 12/1/32 (NATL-RE)	2,555,000	2,561,643

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Boulder Larimer & Weld Counties
(St. Vrain Valley School District #1J)
5.00% 12/15/33	$2,500,000	$2,597,225
Denver City & County Justice System
5.50% 8/1/16	5,000,000	5,974,702
(Facilities & Zoo) 5.00% 8/1/19	1,020,000	1,146,245
Denver City & County School District #1
Series A 5.00% 12/1/29	960,000	1,034,035
Denver West Metropolitan District
5.00% 12/1/33 (RADIAN)	1,400,000	1,111,838
Douglas County School District #1
(Douglas & Elbert Counties) Series B
5.00% 12/15/24	2,355,000	2,547,969
El Paso County School District #2 (Harrison)
5.00% 12/1/27 (NATL-RE)	2,115,000	2,204,020
Garfield County School District #2
5.00% 12/1/25 (AGM) (FSA)	3,280,000	3,526,128
Grand County School District #2 (East Grand)
5.25% 12/1/25 (FSA)	2,485,000	2,716,577
Gunnison Watershed School District #1J
Series 2009 5.25% 12/1/33	1,400,000	1,479,408
Jefferson County School District #R-001
5.25% 12/15/24	2,500,000	2,952,950
La Plata County School District #9-R (Durango)
5.125% 11/1/24 (NATL-RE)	1,000,000	1,067,620
@ North Range Metropolitan
District #1 4.50% 12/15/31 (ACA)	1,500,000	1,040,025
District #2 5.50% 12/15/37	1,200,000	839,160
Sand Creek Metropolitan District Refunding & Improvement
5.00% 12/1/31 (XLCA)	500,000	422,480
Weld County School District #4
5.00% 12/1/19 (AGM) (FSA)	1,085,000	1,245,667
		37,350,067
§Pre-Refunded Bonds – 15.11%
Boulder County Hospital Revenue
(Development Longmont United Hospital Project)
6.00% 12/1/30-10 (RADIAN)	1,500,000	1,564,710

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Colorado Educational & Cultural Facilities
Authority Revenue
(Littleton Academy Charter School Project)
6.125% 1/15/31-12	$2,000,000	$2,201,620
(Stargate Charter School Project) 6.125% 5/1/33-13	2,000,000	2,314,740
(University of Denver Project)
Series A 5.00% 3/1/27-12 (NATL-RE)	5,000,000	5,433,599
• Colorado Health Facilities Authority Revenue
(Adventist Health/Sunbelt) 5.125% 11/15/24-16	75,000	89,043
Douglas County School District #1
(Douglas & Elbert Counties)
Series B 5.125% 12/15/25-12 (AGM) (FSA)	2,000,000	2,236,400
El Paso County Certificates of Participation
(Judicial Building Project)
Series A 5.00% 12/1/27-12 (AMBAC)	2,000,000	2,216,240
Fremont County School District #1 (Canon City)
5.00% 12/1/24-13 (NATL-RE)	1,735,000	1,989,178
Garfield Pitkin & Eagle County School
District #1 (Roaring Fork County)
Series A 5.00% 12/15/27-14 (AGM) (FSA)	1,500,000	1,752,075
Lincoln Park Metropolitan District 7.75% 12/1/26-11	2,500,000	2,816,575
Loveland Special Improvements District #1
7.50% 7/1/29-10	4,980,000	5,196,778
North Range Metropolitan District #1
7.25% 12/15/31-11	3,385,000	3,761,514
Northwest Parkway Public Highway Authority
Series A 5.25% 6/15/41-11 (AGM) (FSA)	3,150,000	3,405,371
Puerto Rico Commonwealth Series A 5.25% 7/1/30-16	1,235,000	1,473,516
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33-14	25,000	28,959
University of Colorado Enterprise System Revenue
Refunding Series 2001A 5.375% 6/1/26-11	1,000,000	1,062,980
		37,543,298

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 8.56%
Aspen Sales Tax Revenue (Parks & Open Spaces)
Series B 5.25% 11/1/23 (AGM) (FSA)	$2,040,000	$2,209,565
@ Baptist Road Rural Transportation Authority
Sales & Use Tax Revenue 5.00% 12/1/26	2,000,000	1,300,080
Park Meadows Business Improvement District
Shared Sales Tax Revenue
5.30% 12/1/27	950,000	834,452
5.35% 12/1/31	720,000	610,870
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/30	2,200,000	2,086,788
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series B 5.00% 7/1/46	1,200,000	1,064,820
Puerto Rico Sales Tax Financing Corporation
Revenue First Subordinate Series A
•5.00% 8/1/39	2,500,000	2,625,175
5.25% 8/1/27	1,100,000	1,125,421
5.75% 8/1/37	3,095,000	3,199,518
ΩCapital Appreciation 6.75% 8/1/32	5,075,000	3,862,531
Regional Transportation District Sales Tax Revenue
Series A 5.25% 11/1/18	2,000,000	2,346,580
		21,265,800
State General Obligation Bonds – 6.09%
Guam Government Series A 7.00% 11/15/39	2,500,000	2,677,600
Puerto Rico Commonwealth Government Development
Bank Senior Notes Series B
5.00% 12/1/14	1,000,000	1,062,760
5.00% 12/1/15	1,000,000	1,056,080
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/21	4,000,000	4,048,640
Series C 6.00% 7/1/39	1,685,000	1,734,623
Refunding Series A 5.25% 7/1/15	1,650,000	1,763,553
Puerto Rico Commonwealth
Series A 5.25% 7/1/30	765,000	749,034
Series B 5.00% 7/1/35	190,000	175,131
Virgin Islands Public Finance Authority Revenue
(Gross Receipts Taxes Loan Note)
5.00% 10/1/31 (ACA)	2,000,000	1,855,340
		15,122,761

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 3.49%
Denver City & County Airport Revenue
5.25% 11/15/36	$2,500,000	$2,576,575
Series A 5.00% 11/15/25 (NATL-RE) (FGIC)	2,000,000	2,102,260
Series B 5.00% 11/15/33 (XLCA)	4,000,000	3,988,680
		8,667,515
Water & Sewer Revenue Bonds – 2.26%
Colorado Springs Utilities Systems Improvement Revenue
Series C 5.50% 11/15/48	3,250,000	3,411,004
Eagle River Water & Sanitation District Enterprise Revenue
5.00% 12/1/29 (ASSURED GTY)	250,000	263,003
5.125% 12/1/39 (ASSURED GTY)	850,000	872,602
Pueblo Board Waterworks Revenue
5.00% 11/1/21 (AGM) (FSA)	1,000,000	1,069,070
		5,615,679
Total Municipal Bonds (cost $239,825,572)		246,100,406

	Number of shares
Short-Term Investment – 1.02%
Money Market Instrument – 1.02%
Dreyfus Cash Management Fund	2,536,650	2,536,650
Total Short-Term Investment (cost $2,536,650)		2,536,650

Total Value of Securities – 100.09%
(cost $242,362,222)		248,637,056
Liabilities Net of Receivables and
Other Assets – (0.09%)		(219,936)
Net Assets Applicable to 22,838,222
Shares Outstanding – 100.00%		$248,417,120

Net Asset Value – Delaware Tax-Free Colorado Fund
Class A ($232,516,628 / 21,379,748 Shares)		$10.88
Net Asset Value – Delaware Tax-Free Colorado Fund
Class B ($2,023,024 / 185,865 Shares)		$10.88
Net Asset Value – Delaware Tax-Free Colorado Fund
Class C ($13,877,468 / 1,272,609 Shares)		$10.90

Components of Net Assets at February 28, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$246,563,644
Undistributed net investment income	6,252
Accumulated net realized loss on investments	(4,427,610)
Net unrealized appreciation of investments	6,274,834
Total net assets	$248,417,120

@	Illiquid security. At February 28, 2010, the aggregate amount of illiquid securities was $3,699,894, which represented 1.49% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
•	Variable rate security. The rate shown is the rate as of February 28, 2010.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association collateral
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
XLCA — Insured by XL Capital Assurance

Statements of net assets
Delaware Tax-Free Colorado Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Colorado Fund
Net asset value Class A (A)	$10.88
Sales charge (4.50% of offering price) (B)	0.51
Offering price	$11.39

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Delaware Tax-Free Idaho Fund	February 28, 2010 (Unaudited)

	Principal amount	Value
Municipal Bonds – 97.33%
Corporate Revenue Bonds – 4.52%
Meridian Economic Industrial Development Revenue
(Hi-Micro Project) 5.85% 8/15/11 (AMT)	$660,000	$662,132
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	2,535,000	2,407,312
Power County Pollution Control Revenue
(FMC Project) 5.625% 10/1/14	2,475,000	2,462,501
		5,531,945
Education Revenue Bonds – 9.56%
Boise State University Revenue
5.00% 4/1/17 (AMBAC)	500,000	533,215
Series A 4.25% 4/1/32 (NATL-RE)	1,500,000	1,455,960
Series A 5.00% 4/1/18 (NATL-RE) (FGIC)	1,500,000	1,601,265
Series A 5.00% 4/1/39	1,000,000	1,042,260
Un-Refunded Series 07 5.375% 4/1/22 (FGIC)	15,000	15,805
Idaho Housing & Financing Association Nonprofit
Facilities Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	1,142,630
Idaho State University Revenue Refunding & Improvement
5.00% 4/1/20 (AGM)	1,130,000	1,214,400
5.00% 4/1/23 (AGM)	2,115,000	2,193,740
University of Idaho (General Refunding)
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,219,932
•Series B 4.50% 4/1/41 (AGM)	1,000,000	1,052,140
University of Puerto Rico Revenue
Series Q 5.00% 6/1/36	250,000	218,320
		11,689,667
Electric Revenue Bonds – 1.38%
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,075,120
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	210,000	200,651
Series WW 5.50% 7/1/38	400,000	405,040
		1,680,811
Health Care Revenue Bonds – 1.81%
Idaho Health Facilities Authority Revenue
(St. Luke’s Medical Center Project) 6.75% 11/1/37	1,000,000	1,100,480
(Trinity Health Credit Group) Series B 6.125%12/1/28	1,000,000	1,113,470
		2,213,950

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 7.00%
Idaho Housing Agency Single Family Mortgage Revenue
Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA) (AMT)	$15,000	$15,022
Series A 6.10% 7/1/16 (FHA) (VA) (AMT)	25,000	25,034
Series B 6.45% 7/1/15 (AMT)	10,000	10,016
Series C-2 6.35% 7/1/15 (AMT)	10,000	10,015
Series E 6.35% 7/1/15 (FHA) (AMT)	20,000	20,030
Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)	75,000	75,105
Idaho Housing & Finance Association
Single Family Mortgage Revenue
Series B Class I 5.00% 7/1/37 (AMT)	815,000	815,293
Series B Class I 5.50% 7/1/38	985,000	1,023,582
Series C Class II 4.95% 7/1/31	1,000,000	1,011,130
Series C Class III 5.35% 1/1/25 (AMT)	225,000	229,082
Series D Class III 5.45% 7/1/23 (AMT)	795,000	814,454
Series E 4.85% 7/1/28 (AMT)	1,500,000	1,483,739
Series E Class III 4.875% 1/1/26 (AMT)	145,000	145,207
Series E Class III 5.00% 1/1/28 (AMT)	885,000	860,406
Series I Class I 5.45% 1/1/39 (AMT)	1,000,000	1,018,440
Puerto Rico Housing Finance Authority Subordinate-
Capital Foundation Modernization
5.125% 12/1/27	1,000,000	1,010,120
		8,566,675
Lease Revenue Bonds – 3.61%
Boise City Certificate of Participation
5.375% 9/1/20 (NATL-RE) (FGIC) (AMT)	2,100,000	2,106,573
Boise City Revenue Series A 5.375% 12/1/31 (NATL-RE)	500,000	513,515
Idaho State Building Authority Revenue
Series A 5.00% 9/1/43 (XLCA)	1,000,000	1,005,260
Series B 5.00% 9/1/21 (NATL-RE)	750,000	790,568
		4,415,916
Local General Obligation Bonds – 21.59%
Ada & Canyon Counties Joint School District #2 Meridian
(School Board Guaranteed Program)
4.50% 7/30/22	1,500,000	1,663,695
4.75% 2/15/20	1,000,000	1,084,990
5.50% 7/30/16	1,305,000	1,565,426

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Bannock County School District #025
(Pocatello School Board Guaranteed Program)
5.00% 8/15/15	$1,040,000	$1,189,510
5.00% 8/15/16	1,100,000	1,239,315
Boise City Independent School District
5.00% 8/1/24 (AGM)	1,500,000	1,661,895
Canyon County School District #132 Caldwell
5.00% 7/30/15 (NATL-RE) (FGIC)	2,000,000	2,273,700
Class A 5.00% 9/15/22 (AGM)	1,725,000	1,953,149
Class A 5.00% 9/15/23 (AGM)	1,810,000	2,037,046
Idaho Bond Bank Authority Revenue Series A
5.00% 9/15/28	1,000,000	1,093,980
5.25% 9/15/26	2,000,000	2,267,020
Lemhi County 5.20% 8/1/27 (AGM)	2,145,000	2,239,595
Nampa Series B 5.00% 8/1/21 (NATL-RE) (FGIC)	2,475,000	2,634,414
Power & Cassia Counties Joint School District #381
American Falls 5.00% 8/1/17	1,155,000	1,225,143
Twin Falls County School District #413 Filer
5.25% 9/15/25	2,000,000	2,280,200
		26,409,078
§Pre-Refunded Bonds – 14.42%
Ada & Canyon Counties Joint School District #2 Meridian
(School Board Guaranteed Program)
5.00% 7/30/20-12	1,555,000	1,714,325
5.125% 7/30/19-12	1,005,000	1,093,510
Un-Refunded 5.00% 7/30/20-12	600,000	651,060
Boise State University Revenue Refunding & Improvement
5.125% 4/1/31-12 (FGIC)	1,000,000	1,093,830
5.375% 4/1/22-12 (FGIC)	985,000	1,082,545
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series D 5.25% 7/1/38-12	1,000,000	1,098,220
Series Y 5.00% 7/1/36-16	1,250,000	1,472,863
Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Series A 5.375% 10/1/24-10	1,750,000	1,822,100
Puerto Rico Commonwealth Public Improvement Revenue
Series A 5.125% 7/1/31-11	1,010,000	1,075,822

Statements of net assets
Delaware Tax-Free Idaho Fund

		Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
	Puerto Rico Electric Power Authority Revenue
	Series II 5.25% 7/1/31-12	$1,000,000	$1,117,450
	Series NN 5.125% 7/1/29-13	105,000	119,315
	Series RR 5.00% 7/1/35-15 (FGIC)	1,545,000	1,810,987
	Puerto Rico Public Buildings Authority Revenue
	(Guaranteed Government Facilities)
	Series I 5.50% 7/1/23-14	1,000,000	1,168,860
	University of Idaho Revenue
	(Student Fee Housing Improvements Project)
	5.25% 4/1/31-11 (FGIC)	2,195,000	2,312,805
			17,633,692
Special Tax Revenue Bonds – 17.08%
	Boise Urban Renewal Agency Parking Revenue
	(Tax Increment)
	Series A 6.125% 9/1/15	1,160,000	1,174,535
	Series B 6.125% 9/1/15	950,000	961,904
	Bonner County Local Improvement District #93-1
	6.50% 4/30/10	60,000	60,226
	Coeur D’Alene Local Improvement District #6
	Series 1996 6.05% 7/1/10	90,000	91,246
	Series 1997 6.10% 7/1/12	40,000	40,488
	Series 1998 6.10% 7/1/14	45,000	45,452
	Idaho Bond Bank Authority Revenue
	Series B 4.125% 9/15/36 (NATL-RE)	755,000	715,967
	Series B 5.00% 9/15/30 (NATL-RE)	725,000	766,630
	Series C 4.00% 9/15/29	1,320,000	1,316,423
	Puerto Rico Commonwealth Highway & Transportation
	Authority Revenue
	Series K 5.00% 7/1/30	890,000	844,201
	Series W 5.50% 7/1/15	175,000	189,142
	Puerto Rico Sales Tax Financing Corporation Revenue Series A
	5.25% 8/1/57	1,000,000	992,860
Ω	Capital Appreciation-First Subordinate 6.75% 8/1/32	5,040,000	3,835,893
	First Subordinate
	5.25% 8/1/27	3,000,000	3,069,329
	5.50% 8/1/42	1,500,000	1,502,204
	5.75% 8/1/37	3,350,000	3,463,129

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A
5.25% 10/1/20	$500,000	$510,190
5.25% 10/1/21	500,000	509,325
5.25% 10/1/24	800,000	810,048
		20,899,192
State General Obligation Bonds – 5.70%
Guam Government Series A 6.75% 11/15/29	1,565,000	1,659,776
Puerto Rico Commonwealth Government Development
Bank Refunding Remarketed
4.75% 12/1/15 (NATL-RE)	1,000,000	1,029,330
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/22	1,000,000	1,008,470
Series C 6.00% 7/1/39	1,500,000	1,544,175
Un-Refunded Series A 5.125% 7/1/31	1,815,000	1,734,360
		6,976,111
Transportation Revenue Bonds – 7.93%
Idaho Housing & Finance Association Grant Revenue
(Anticipated Federal Highway Trust)
4.00% 7/15/17	500,000	546,545
4.75% 7/15/19	1,410,000	1,583,881
5.00% 7/15/24 (NATL-RE)	2,000,000	2,141,780
5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,136,266
5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,652,055
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Un-Refunded
Series G 5.00% 7/1/33	690,000	641,472
		9,701,999
Water & Sewer Revenue Bonds – 2.73%
Idaho Bond Bank Authority Revenue
Series C 5.375% 9/15/38	1,000,000	1,077,340
Moscow Sewer Revenue 5.00% 11/1/22 (AGM)	2,175,000	2,265,828
		3,343,168
Total Municipal Bonds (cost $113,787,659)		119,062,204

Statements of net assets
Delaware Tax-Free Idaho Fund

	Number of shares	Value
Short-Term Investment – 1.41%
Money Market Instrument – 1.41%
Dreyfus Cash Management Fund	1,727,684	$1,727,684
Total Short-Term Investment (cost $1,727,684)		1,727,684

Total Value of Securities – 98.74%
(cost $115,515,343)		120,789,888
Receivables and Other Assets
Net of Liabilities – 1.26%		1,544,617
Net Assets Applicable to 10,430,836
Shares Outstanding – 100.00%		$122,334,505

Net Asset Value – Delaware Tax-Free Idaho Fund
Class A ($93,004,765 / 7,928,338 Shares)		$11.73
Net Asset Value – Delaware Tax-Free Idaho Fund
Class B ($3,014,065 / 257,425 Shares)		$11.71
Net Asset Value – Delaware Tax-Free Idaho Fund
Class C ($26,315,675 / 2,245,073 Shares)		$11.72

Components of Net Assets at February 28, 2010:
Shares of beneficial interest (unlimited authorization – no par)		$117,058,432
Distributions in excess of net investment income		(11,301)
Accumulated net realized gain on investments		12,829
Net unrealized appreciation of investments		5,274,545
Total net assets		$122,334,505

§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
•	Variable rate security. The rate shown is the rate as of February 28, 2010.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to the Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
NATL-RE — Insured by the National Public Finance Guarantee Corporation
VA — Insured by the Veterans Administration
XLCA — Insured by XL Capital Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Idaho Fund
Net asset value Class A (A)	$11.73
Sales charge (4.50% of offering price) (B)	0.55
Offering price	$12.28

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of net assets
Delaware Tax-Free New York Fund	February 28, 2010 (Unaudited)

	Principal amount	Value
Municipal Bonds – 95.98%
Corporate Revenue Bonds – 7.93%
Jefferson County Industrial Development Agency
Solid Waste Disposal (International Paper)
Series A 5.20% 12/1/20 (AMT)	$350,000	$343,473
Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	500,000	507,539
Nassau County Tobacco Settlement Refunding
(Asset-Backed) Series A-3 5.125% 6/1/46	500,000	403,995
New York City Industrial Development Agency Revenue
(Brooklyn Navy Yard Cogen Partners)
5.75% 10/1/36 (AMT)	450,000	346,001
• New York City Industrial Development Agency
Special Facilities Revenue
(American Airlines-JFK International Airport)
7.625% 8/1/25 (AMT)	250,000	246,465
7.75% 8/1/31 (AMT)	250,000	250,898
New York Energy Research & Development Authority
Pollution Control Revenue Refunding
(Central Hudson Gas)
Series A 5.45% 8/1/27 (AMBAC)	500,000	505,224
Suffolk County Industrial Development Agency Revenue
(Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	246,078
TSASC Tobacco Settlement Refunding (Asset-Backed)
Series 1 5.125% 6/1/42	250,000	203,520
		3,053,193
Education Revenue Bonds – 22.90%
Albany Industrial Development Agency Civic Facilities
Revenue (Brighter Choice Charter School)
Series A 5.00% 4/1/37	250,000	199,810
Amherst Industrial Development Agency Civic Facilities
Revenue (UBF Faculty Student Housing)
Series A 5.75% 8/1/30 (AMBAC)	200,000	203,020
Dutchess County Industrial Development Agency
(Marist College) 5.00% 7/1/20	500,000	509,840
Hempstead Town Local Development Corporation
Revenue (Molloey College Project) 5.75% 7/1/23	400,000	424,916

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Madison County Industrial Development Agency Civic
Facility Revenue (Colgate University Project)
Series A 5.00% 7/1/39 (NATL-RE)	$400,000	$405,588
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 7/1/23	500,000	528,739
(Pratt Institute) Series C 5.125% 7/1/39 (ASSURED GTY)	300,000	309,078
•Series B 5.25% 11/15/23	250,000	271,738
Un-Refunded Series B 7.50% 5/15/11	125,000	135,018
New York State Dormitory Authority Revenue
Non-State Supported Debt
(Brooklyn Law School) 5.75% 7/1/33	340,000	348,367
(Cornell University) Series A
4.75% 7/1/29	100,000	104,960
5.00% 7/1/34	170,000	180,078
5.00% 7/1/39	500,000	525,304
(Ithaca College) 5.00% 7/1/16	400,000	441,108
(Manhattan Marymount) 5.00% 7/1/24	350,000	354,148
(Mt. Sinai School Medicine) 5.125% 7/1/39	500,000	501,255
(New York University) Series A 5.25% 7/1/48	400,000	411,680
(Rockefeller University) Series A 5.00% 7/1/27	250,000	278,085
(Teachers College) 5.50% 3/1/39	250,000	261,008
(University of Rochester)
Series A 5.125% 7/1/39	250,000	258,713
ΩSeries A-2 4.375% 7/1/20	250,000	242,690
Onondaga County Trust for Cultural Resources Revenue
(Syracuse University Project)
Series B 5.00% 12/1/19	350,000	406,473
St. Lawrence County Industrial Development Agency
Civic Faculty Revenue
(St. Lawrence University) Series A 5.00% 10/1/16	500,000	566,794
Suffolk County Industrial Development Agency
Civic Faculty Revenue Refunding
(New York Institute of Technology Project)
Series A 5.00% 3/1/26	600,000	601,841
Yonkers Industrial Development Agency
Civic Faculty Revenue
(Sarah Lawrence) Series A 6.00% 6/1/29	325,000	340,243
		8,810,494

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 2.97%
Long Island Power Authority New York Electric System Revenue
Series A 5.75% 4/1/39	$350,000	$381,531
Series B 5.75% 4/1/33	250,000	272,133
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	100,000	95,548
Series WW 5.00% 7/1/28	190,000	189,761
Series WW 5.50% 7/1/38	200,000	202,520
		1,141,493
Health Care Revenue Bonds – 8.54%
Albany Industrial Development Agency Civic Facility
Revenue (St. Peter’s Hospital Project)
Series A 5.25% 11/15/32	500,000	472,705
East Rochester Housing Authority Revenue Refunding
(Senior Living-Woodland Village Project) 5.50% 8/1/33	200,000	165,880
New York Dormitory Authority Revenue
(Catholic Health Long Island Obligation Group)
5.00% 7/1/27	400,000	380,368
(Chapel Oaks) 5.45% 7/1/26 (LOC, Allied Irish Bank)	450,000	452,043
(Millard Fillmore Hospital) 5.375% 2/1/32 (AMBAC) (FHA)	225,000	225,005
(Winthrop South Nassau Hospital) Series B 5.50% 7/1/23	500,000	507,275
New York Dormitory Authority Revenue
Non-State Supported Debt (Memorial Sloan-Kettering)
Series 1 5.00% 7/1/35	225,000	229,397
(North Shore Long Island Jewish Group)
Series A 5.50% 5/1/37	500,000	507,514
(Orange Regional Medical Center) 6.125% 12/1/29	365,000	346,352
		3,286,539
Housing Revenue Bonds – 1.95%
New York City Housing Development Multifamily Housing
Revenue Series G-1 4.875% 11/1/39 (AMT)	250,000	242,543
New York State Housing Finance Agency Revenue
(Affordable Housing) Series A 5.25% 11/1/41	500,000	507,235
		749,778
Lease Revenue Bonds – 8.94%
Battery Park City Authority Revenue Series A 5.00% 11/1/26	250,000	264,428
Erie County Industrial Development Agency
School Faculty Revenue (City School District of Buffalo)
Series A 5.25% 5/1/25	500,000	545,995

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Hudson Yards Infrastructure Revenue
Series A 5.00% 2/15/47	$500,000	$478,430
New York City Industrial Development Agency
Special Airport Facility Revenue
(Airis JFK I Project) Series A 5.50% 7/1/28 (AMT)	500,000	414,140
Onondaga County Industrial Development Authority
Revenue Subordinated
(Air Cargo) 7.25% 1/1/32 (AMT)	500,000	456,240
Tobacco Settlement Financing Authority
Revenue (Asset-Backed) Series B-1C
5.50% 6/1/20	200,000	215,122
5.50% 6/1/21	500,000	536,790
United Nations Development Corporation
Revenue Refunding Series A 5.00% 7/1/26	500,000	527,465
		3,438,610
Local General Obligation Bonds – 3.17%
New York City
Series D 5.00% 11/1/34	125,000	127,498
Subordinated Series C-1 5.00% 10/1/19	500,000	556,085
Subordinated Series I-1 5.375% 4/1/36	500,000	536,980
		1,220,563
§Pre-Refunded Bonds – 6.27%
Albany Parking Authority Revenue
Series A 5.625% 7/15/25-11	280,000	303,100
New York Dormitory Authority Revenue
(North Shore Long Island Jewish Group Project)
5.50% 5/1/33-13	500,000	572,085
Pre-Refunding Series B 7.50% 5/15/11-10	75,000	76,128
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue
Series Y 5.50% 7/1/36-16	475,000	573,781
Puerto Rico Commonwealth Series B 5.25% 7/1/32-16	155,000	184,935
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	500,000	558,725
Series NN 5.125% 7/1/29-13	125,000	142,041
		2,410,795

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 20.51%
Brooklyn Arena Local Development Corporation Pilot
Revenue (Barclays Center Project) 6.50% 7/15/30	$500,000	$543,065
Metropolitan Transportation Authority Revenue
(Dedicated Tax Fund) Series B 5.00% 11/15/34	500,000	521,875
New York City Industrial Development Agency Revenue
(Yankee Stadium Project-Pilot) 5.00% 3/1/46 (FGIC)	300,000	280,587
New York City Transitional Finance Authority Revenue
(Subordinated Future Tax Secured)
Series B 5.00% 11/1/18	500,000	568,989
New York City Trust for Cultural Resources Revenue Refunding
(American Museum of National History)
Series A 5.00% 7/1/44 (NATL-RE)	250,000	253,788
(Museum of Modern Art) Series 1A 5.00% 4/1/31	250,000	263,928
New York Dormitory Authority State Personal Income Tax
Revenue Series C 5.00% 3/15/15	250,000	290,018
New York Dormitory Authority State Supported Debt
Revenue (Consolidated Services Contract)
5.00% 7/1/17 (AGM) (FSA)	500,000	569,544
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	500,000	556,344
New York State Thruway Authority
(State Personal Income Tax Revenue-Education)
Series A 5.00% 3/15/38	500,000	520,675
New York State Urban Development Revenue
Personal Income Tax Series A-1 5.00% 12/15/22	250,000	277,760
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/30	235,000	222,907
Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Series B 5.00% 7/1/15	250,000	261,915
Puerto Rico Sales Tax Financing Corporation Revenue Series A
5.25% 8/1/57	325,000	322,680
ΩCapital Appreciation-First Subordinate 6.75% 8/1/32	510,000	388,156
First Subordinate
•5.00% 8/1/39	500,000	525,035
5.50% 8/1/42	500,000	500,735
5.75% 8/1/37	485,000	501,378
Schenectady Metroplex Development Authority Revenue
Series A 5.375% 12/15/21	500,000	523,040
		7,892,419

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds – 4.70%
Guam Government Series A 7.00% 11/15/39	$395,000	$423,061
New York State Series A
5.00% 3/1/38	500,000	519,730
5.00% 2/15/39	250,000	260,825
Puerto Rico Commonwealth Government Development
Bank Refunding Remarketed 4.75% 12/1/15 (NATL-RE)	230,000	236,746
Puerto Rico Commonwealth Public Improvement
Refunding Series C 6.00% 7/1/39	270,000	277,952
Puerto Rico Commonwealth Series B 5.25% 7/1/32	95,000	91,840
		1,810,154
Transportation Revenue Bonds – 6.22%
Albany Parking Authority Revenue Series A 5.625% 7/15/25	220,000	223,984
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	200,000	229,970
•Series B 5.00% 11/15/27	200,000	222,348
Series F 5.00% 11/15/15	150,000	170,541
New York State Thruway Authority General Revenue Series H
5.00% 1/1/14 (NATL-RE)	500,000	560,590
5.00% 1/1/15 (NATL-RE)	250,000	282,010
Port Authority New York & New Jersey
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	260,235
Triborough Bridge & Tunnel Authority Revenue
Series C 5.00% 11/15/24	200,000	220,516
•Subordinated Series B-1 5.00% 11/15/25	200,000	222,652
		2,392,846
Water & Sewer Revenue Bonds – 1.88%
New York City Municipal Water Finance Authority
Water & Sewer System Revenue
(Fiscal 2009) Series A 5.75% 6/15/40	200,000	224,208
(Second General Resolution) Series FF-2 5.50% 6/15/40	250,000	275,203
New York State Environmental Facilities Corporation
State Clean Water & Drinking Water Revolving Funds
(New York City Municipal Project)
Subordinated Series B 5.00% 6/15/21	200,000	222,594
		722,005
Total Municipal Bonds (cost $35,086,159)		36,928,889

Statements of net assets
Delaware Tax-Free New York Fund

Principal amount		Value
Short-Term Investments – 4.16%
•Variable Rate Demand Notes – 4.16%
New York City Industrial Development Agency Civic Facility
Revenue Remarketed (New York Law School Project)
Series B-2 0.40% 7/1/36	$300,000	$300,000
New York City Subseries A-7 0.14% 8/1/20	1,300,000	1,300,000
Total Short-Term Investments (cost $1,600,000)		1,600,000

Total Value of Securities – 100.14%
(cost $36,686,159)		38,528,889
Liabilities Net of Receivables
and Other Assets – (0.14%)		(53,637)
Net Assets Applicable to 3,582,593
Shares Outstanding – 100.00%		$38,475,252

Net Asset Value – Delaware Tax-Free New York Fund
Class A ($28,593,584 / 2,660,807 Shares)		$10.75
Net Asset Value – Delaware Tax-Free New York Fund
Class B ($829,666 / 77,373 Shares)		$10.72
Net Asset Value – Delaware Tax-Free New York Fund
Class C ($9,052,002 / 844,413 Shares)		$10.72

Components of Net Assets at February 28, 2010:
Shares of beneficial interest (unlimited authorization – no par)		$36,641,785
Distributions in excess of net investment income		(651)
Accumulated net realized loss on investments		(8,612)
Net unrealized appreciation of investments		1,842,730
Total net assets		$38,475,252

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 28, 2010.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FHA — Insured by the Federal Housing Administration
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free New York Fund
Net asset value Class A (A)	$10.75
Sales charge (4.50% of offering price) (B)	0.51
Offering price	$11.26

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of operations
Six Months Ended February 28, 2010 (Unaudited)

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Investment Income:
Interest	$2,963,871	$2,172,084	$6,324,731
Expenses:
Management fees	310,592	222,222	677,425
Distribution expenses – Class A	139,312	78,761	288,697
Distribution expenses – Class B	26,633	22,247	12,146
Distribution expenses – Class C	37,629	66,524	63,967
Dividend disbursing and transfer agent
fees and expenses	33,733	27,902	65,802
Accounting and administration expenses	25,374	16,134	49,183
Legal fees	11,783	7,175	17,875
Audit and tax	9,525	8,107	13,117
Reports and statements to shareholders	8,557	5,956	17,109
Registration fees	7,457	3,302	4,231
Pricing fees	3,910	3,842	4,390
Trustees’ fees	3,744	2,424	7,405
Insurance fees	2,112	1,356	4,016
Custodian fees	1,318	862	2,509
Consulting fees	857	544	1,607
Dues and services	308	216	641
Trustees’ expenses	276	177	573
	623,120	467,751	1,230,693
Less fees waived	(70,644)	(68,268)	(48,381)
Total operating expenses	552,476	399,483	1,182,312
Net Investment Income	2,411,395	1,772,601	5,142,419

Net Realized and Unrealized Gain
on Investments:
Net realized gain on investments	853,830	123,716	677,070
Net change in unrealized appreciation/
depreciation of investments	1,943,371	3,067,593	5,605,838
Net Realized and Unrealized Gain
on Investments	2,797,201	3,191,309	6,282,908

Net Increase in Net Assets
Resulting from Operations	$5,208,596	$4,963,910	$11,425,327

See accompanying notes

	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund
Investment Income:
Interest	$2,655,253	$814,825
Expenses:
Management fees	315,318	92,277
Distribution expenses – Class A	111,007	31,748
Distribution expenses – Class B	16,033	4,165
Distribution expenses – Class C	111,704	35,503
Dividend disbursing and transfer agent
fees and expenses	30,265	18,673
Accounting and administration expenses	22,891	6,699
Legal fees	10,304	3,264
Audit and tax	8,661	6,283
Reports and statements to shareholders	7,947	3,094
Pricing fees	4,380	4,468
Trustees’ fees	3,447	1,004
Registration fees	3,010	5,194
Insurance fees	1,650	426
Custodian fees	1,337	494
Consulting fees	644	168
Trustees’ expenses	257	71
Dues and services	203	55
	649,058	213,586
Less fees waived	(22,204)	(49,598)
Total operating expenses	626,854	163,988
Net Investment Income	2,028,399	650,837

Net Realized and Unrealized Gain
on Investments:
Net realized gain on investments	99,017	4,710
Net change in unrealized appreciation/
depreciation of investments	2,239,984	910,946
Net Realized and Unrealized Gain
on Investments	2,339,001	915,656

Net Increase in Net Assets
Resulting from Operations	$4,367,400	$1,566,493

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$2,411,395	$4,979,083
Net realized gain on investments	853,830	676,245
Net change in unrealized
appreciation/depreciation of investments	1,943,371	283,443
Net increase in net assets resulting from operations	5,208,596	5,938,771

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,197,987)	(4,473,743)
Class B	(85,095)	(247,800)
Class C	(120,160)	(235,244)
	(2,403,242)	(4,956,787)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,806,733	8,072,718
Class B	—	20,443
Class C	665,269	1,098,183

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,087,466	2,209,302
Class B	45,031	128,925
Class C	74,068	146,249
	4,678,567	11,675,820

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(11,453,562)	$(19,633,059)
Class B	(1,993,380)	(3,235,890)
Class C	(593,873)	(2,787,126)
	(14,040,815)	(25,656,075)
Decrease in net assets derived from
capital share transactions	(9,362,248)	(13,980,255)
Net Decrease in Net Assets	(6,556,894)	(12,998,271)

Net Assets:
Beginning of period	127,454,947	140,453,218
End of period1	$120,898,053	$127,454,947

1Including undistributed net investment income	$26,197	$26,196

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free California Fund

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,772,601	$3,401,520
Net realized gain on investments	123,716	709,018
Net change in unrealized
appreciation/depreciation of investments	3,067,593	(2,723,629)
Net increase in net assets resulting from operations	4,963,910	1,386,909

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,434,393)	(2,701,738)
Class B	(84,594)	(195,352)
Class C	(253,021)	(487,982)
	(1,772,008)	(3,385,072)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,441,784	8,313,126
Class B	72,778	90,914
Class C	1,073,161	2,115,521

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	816,057	1,547,832
Class B	63,142	137,850
Class C	175,416	358,106
	7,642,338	12,563,349

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(5,113,300)	$(14,448,671)
Class B	(1,322,228)	(1,676,431)
Class C	(1,806,384)	(3,594,180)
	(8,241,912)	(19,719,282)
Decrease in net assets derived from
capital share transactions	(599,574)	(7,155,933)
Net Increase (Decrease) in Net Assets	2,592,328	(9,154,096)

Net Assets:
Beginning of period	79,599,898	88,753,994
End of period1	$82,192,226	$79,599,898

1Including undistributed net investment income	$18,787	$18,763

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,142,419	$10,196,318
Net realized gain on investments	677,070	3,397,919
Net change in unrealized
appreciation/depreciation of investments	5,605,838	(4,848,204)
Net increase in net assets resulting from operations	11,425,327	8,746,033

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,905,642)	(9,697,369)
Class B	(42,369)	(116,434)
Class C	(223,889)	(355,221)
	(5,171,900)	(10,169,024)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,384,375	14,183,751
Class B	—	10,613
Class C	2,684,725	2,881,769

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,094,932	6,074,319
Class B	19,977	50,248
Class C	162,038	248,362
	15,346,047	23,449,062

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(12,231,987)	$(27,122,635)
Class B	(756,040)	(1,264,891)
Class C	(822,583)	(1,437,234)
	(13,810,610)	(29,824,760)
Increase (decrease) in net assets derived from
capital share transactions	1,535,437	(6,375,698)
Net Increase (Decrease) in Net Assets	7,788,864	(7,798,689)

Net Assets:
Beginning of period	240,628,256	248,426,945
End of period1	$248,417,120	$240,628,256

1Including undistributed net investment income	$6,252	$43,501

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$2,028,399	$3,502,126
Net realized gain on investments	99,017	242,232
Net change in unrealized
appreciation/depreciation of investments	2,239,984	2,073,940
Net increase in net assets resulting from operations	4,367,400	5,818,298

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,677,579)	(2,944,277)
Class B	(48,447)	(136,217)
Class C	(339,141)	(403,213)
	(2,065,167)	(3,483,707)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,385,655	17,915,127
Class B	9,917	63,569
Class C	8,084,516	8,501,134

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,146,361	1,894,609
Class B	34,269	98,426
Class C	234,546	249,454
	16,895,264	28,722,319

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)

Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(3,775,749)	$(7,521,138)
Class B	(457,355)	(1,954,363)
Class C	(1,610,323)	(1,450,880)
	(5,843,427)	(10,926,381)
Increase in net assets derived from
capital share transactions	11,051,837	17,795,938
Net Increase in Net Assets	13,354,070	20,130,529

Net Assets:
Beginning of period	108,980,435	88,849,906
End of period1	$122,334,505	$108,980,435

1Including undistributed (distributions in excess of)
net investment income	$(11,301)	$5,851

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)

Increase in Net Assets from Operations:
Net investment income	$650,837	$900,508
Net realized gain on investments	4,710	190,585
Net change in unrealized
appreciation/depreciation of investments	910,946	482,416
Net increase in net assets resulting from operations	1,566,493	1,573,509

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(519,354)	(738,485)
Class B	(13,901)	(39,735)
Class C	(118,423)	(116,762)
	(651,678)	(894,982)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,618,707	10,366,325
Class B	9,343	47,828
Class C	4,419,871	3,939,824

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	305,790	403,783
Class B	8,181	22,930
Class C	77,572	62,861
	11,439,464	14,843,551

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)

Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(1,808,898)	$(3,831,875)
Class B	(235,092)	(593,493)
Class C	(1,284,034)	(585,220)
	(3,328,024)	(5,010,588)
Increase in net assets derived from
capital share transactions	8,111,440	9,832,963
Net Increase in Net Assets	9,026,255	10,511,490

Net Assets:
Beginning of period	29,448,997	18,937,507
End of period1	$38,475,252	$29,448,997

1Including undistributed (distributions in excess of)
net investment income	$(651)	$3,746

See accompanying notes

Financial highlights
Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$11.090	$10.930	$11.070	$11.350	$11.560	$11.410

0.222	0.431	0.444	0.465	0.467	0.468
0.249	0.158	(0.140)	(0.280)	(0.210)	0.174
0.471	0.589	0.304	0.185	0.257	0.642

(0.221)	(0.429)	(0.444)	(0.465)	(0.467)	(0.468)
—	—	—	—	—	(0.024)
(0.221)	(0.429)	(0.444)	(0.465)	(0.467)	(0.492)

$11.340	$11.090	$10.930	$11.070	$11.350	$11.560

4.27%	5.64%	2.78%	1.63%	2.31%	5.74%

$108,626	$113,689	$122,027	$125,636	$131,468	$134,874
0.81%	0.75%	0.75%	0.76%	0.76%	0.80%

0.93%	0.91%	0.91%	0.91%	0.91%	0.91%
3.96%	4.07%	4.02%	4.11%	4.12%	4.07%

3.84%	3.91%	3.86%	3.96%	3.97%	3.96%
15%	27%	29%	9%	8%	3%

Financial highlights
Delaware Tax-Free Arizona Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$11.100	$10.940	$11.070	$11.360	$11.570	$11.420

0.180	0.352	0.361	0.380	0.382	0.382
0.249	0.158	(0.130)	(0.290)	(0.210)	0.174
0.429	0.510	0.231	0.090	0.172	0.556

(0.179)	(0.350)	(0.361)	(0.380)	(0.382)	(0.382)
—	—	—	—	—	(0.024)
(0.179)	(0.350)	(0.361)	(0.380)	(0.382)	(0.406)

$11.350	$11.100	$10.940	$11.070	$11.360	$11.570

3.88%	4.85%	2.10%	0.78%	1.54%	4.95%

$4,708	$6,509	$9,620	$12,407	$16,413	$19,005
1.56%	1.50%	1.50%	1.51%	1.51%	1.55%

1.68%	1.66%	1.66%	1.66%	1.66%	1.66%
3.21%	3.32%	3.27%	3.36%	3.37%	3.32%

3.09%	3.16%	3.11%	3.21%	3.22%	3.21%
15%	27%	29%	9%	8%	3%

Financial highlights
Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$11.120	$10.960	$11.090	$11.380	$11.580	$11.430

0.180	0.352	0.361	0.380	0.381	0.382
0.249	0.158	(0.130)	(0.290)	(0.200)	0.174
0.429	0.510	0.231	0.090	0.181	0.556

(0.179)	(0.350)	(0.361)	(0.380)	(0.381)	(0.382)
—	—	—	—	—	(0.024)
(0.179)	(0.350)	(0.361)	(0.380)	(0.381)	(0.406)

$11.370	$11.120	$10.960	$11.090	$11.380	$11.580

3.88%	4.84%	2.09%	0.77%	1.63%	4.94%

$7,564	$7,257	$8,806	$7,609	$8,117	$8,591
1.56%	1.50%	1.50%	1.51%	1.51%	1.55%

1.68%	1.66%	1.66%	1.66%	1.66%	1.66%
3.21%	3.32%	3.27%	3.36%	3.37%	3.32%

3.09%	3.16%	3.11%	3.21%	3.22%	3.21%
15%	27%	29%	9%	8%	3%

Financial highlights
Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.620	$10.800	$11.010	$11.400	$11.490	$11.110

0.248	0.448	0.449	0.454	0.450	0.462
0.420	(0.182)	(0.210)	(0.390)	(0.090)	0.380
0.668	0.266	0.239	0.064	0.360	0.842

(0.248)	(0.446)	(0.449)	(0.454)	(0.450)	(0.462)
(0.248)	(0.446)	(0.449)	(0.454)	(0.450)	(0.462)

$11.040	$10.620	$10.800	$11.010	$11.400	$11.490

6.32%	2.74%	2.21%	0.51%	3.24%	7.72%

$64,723	$61,132	$67,174	$76,537	$75,995	$60,744
0.82%	0.88%	0.88%	0.89%	0.88%	0.84%

0.99%	0.97%	0.97%	0.97%	0.97%	1.06%
4.55%	4.42%	4.11%	3.98%	3.97%	4.03%

4.38%	4.33%	4.02%	3.90%	3.88%	3.81%
21%	59%	34%	21%	14%	11%

Financial highlights
Delaware Tax-Free California Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period:

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.670	$10.840	$11.060	$11.440	$11.530	$11.160

0.208	0.373	0.367	0.368	0.365	0.377
0.420	(0.172)	(0.220)	(0.380)	(0.090)	0.370
0.628	0.201	0.147	(0.012)	0.275	0.747

(0.208)	(0.371)	(0.367)	(0.368)	(0.365)	(0.377)
(0.208)	(0.371)	(0.367)	(0.368)	(0.365)	(0.377)

$11.090	$10.670	$10.840	$11.060	$11.440	$11.530

5.91%	2.07%	1.34%	(0.15% )	2.46%	6.80%

$3,943	$4,938	$6,589	$9,384	$14,918	$18,254
1.57%	1.63%	1.63%	1.64%	1.63%	1.59%

1.74%	1.72%	1.72%	1.72%	1.72%	1.81%
3.80%	3.67%	3.36%	3.23%	3.22%	3.28%

3.63%	3.58%	3.27%	3.15%	3.13%	3.06%
21%	59%	34%	21%	14%	11%

Financial highlights
Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.640	$10.810	$11.030	$11.420	$11.500	$11.130

0.207	0.373	0.367	0.368	0.365	0.377
0.420	(0.172)	(0.220)	(0.390)	(0.080)	0.370
0.627	0.201	0.147	(0.022)	0.285	0.747

(0.207)	(0.371)	(0.367)	(0.368)	(0.365)	(0.377)
(0.207)	(0.371)	(0.367)	(0.368)	(0.365)	(0.377)

$11.060	$10.640	$10.810	$11.030	$11.420	$11.500

5.92%	2.07%	1.35%	(0.24% )	2.56%	6.81%

$13,526	$13,530	$14,991	$13,453	$12,768	$9,756
1.57%	1.63%	1.63%	1.64%	1.63%	1.59%

1.74%	1.72%	1.72%	1.72%	1.72%	1.81%
3.80%	3.67%	3.36%	3.23%	3.22%	3.28%

3.63%	3.58%	3.27%	3.15%	3.13%	3.06%
21%	59%	34%	21%	14%	11%

Financial highlights
Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.600	$10.640	$10.730	$11.040	$11.200	$11.070

0.220	0.452	0.448	0.464	0.488	0.495
0.288	(0.041)	(0.089)	(0.310)	(0.160)	0.130
0.508	0.411	0.359	0.154	0.328	0.625

(0.228)	(0.451)	(0.449)	(0.464)	(0.488)	(0.495)
(0.228)	(0.451)	(0.449)	(0.464)	(0.488)	(0.495)

$10.880	$10.600	$10.640	$10.730	$11.040	$11.200

4.82%	4.11%	3.38%	1.38%	3.03%	5.78%

$232,517	$226,393	$234,630	$246,695	$258,773	$270,149
0.91%	0.90%	0.93%	0.94%	0.93%	0.94%

0.95%	0.95%	0.95%	0.96%	0.94%	0.94%
4.22%	4.43%	4.16%	4.22%	4.43%	4.46%

4.18%	4.38%	4.14%	4.20%	4.42%	4.46%
9%	27%	15%	12%	8%	8%

Financial highlights
Delaware Tax-Free Colorado Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.610	$10.640	$10.730	$11.050	$11.200	$11.080

0.181	0.375	0.367	0.382	0.405	0.412
0.277	(0.031)	(0.089)	(0.320)	(0.150)	0.120
0.458	0.344	0.278	0.062	0.255	0.532

(0.188)	(0.374)	(0.368)	(0.382)	(0.405)	(0.412)
(0.188)	(0.374)	(0.368)	(0.382)	(0.405)	(0.412)

$10.880	$10.610	$10.640	$10.730	$11.050	$11.200

4.33%	3.43%	2.60%	0.53%	2.35%	4.89%

$2,023	$2,693	$3,961	$5,326	$8,221	$10,370
1.66%	1.65%	1.68%	1.69%	1.68%	1.69%

1.70%	1.70%	1.70%	1.71%	1.69%	1.69%
3.47%	3.68%	3.41%	3.47%	3.68%	3.71%

3.43%	3.63%	3.39%	3.45%	3.67%	3.71%
9%	27%	15%	12%	8%	8%

Financial highlights
Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.630	$10.660	$10.750	$11.070	$11.220	$11.090

0.181	0.375	0.367	0.382	0.405	0.413
0.277	(0.031)	(0.089)	(0.320)	(0.150)	0.130
0.458	0.344	0.278	0.062	0.255	0.543

(0.188)	(0.374)	(0.368)	(0.382)	(0.405)	(0.413)
(0.188)	(0.374)	(0.368)	(0.382)	(0.405)	(0.413)

$10.900	$10.630	$10.660	$10.750	$11.070	$11.220

4.33%	3.43%	2.60%	0.53%	2.34%	4.99%

$13,877	$11,542	$9,836	$10,152	$9,971	$9,170
1.66%	1.65%	1.68%	1.69%	1.68%	1.69%

1.70%	1.70%	1.70%	1.71%	1.69%	1.69%
3.47%	3.68%	3.41%	3.47%	3.68%	3.71%

3.43%	3.63%	3.39%	3.45%	3.67%	3.71%
9%	27%	15%	12%	8%	8%

Financial highlights
Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$11.490	$11.260	$11.260	$11.450	$11.630	$11.490

0.217	0.436	0.437	0.448	0.449	0.452
0.240	0.228	—	(0.190)	(0.180)	0.140
0.457	0.664	0.437	0.258	0.269	0.592

(0.217)	(0.434)	(0.437)	(0.448)	(0.449)	(0.452)
(0.217)	(0.434)	(0.437)	(0.448)	(0.449)	(0.452)

$11.730	$11.490	$11.260	$11.260	$11.450	$11.630

4.00%	6.12%	3.93%	2.27%	2.40%	5.25%

$93,005	$86,445	$72,237	$69,931	$62,808	$60,554
0.93%	0.88%	0.85%	0.86%	0.85%	0.87%

0.97%	0.96%	0.96%	0.98%	0.98%	0.98%
3.70%	3.94%	3.87%	3.92%	3.95%	3.92%

3.66%	3.86%	3.76%	3.80%	3.82%	3.81%
7%	10%	11%	8%	15%	27%

Financial highlights
Delaware Tax-Free Idaho Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$11.470	$11.240	$11.240	$11.430	$11.610	$11.480

0.175	0.353	0.353	0.363	0.364	0.366
0.239	0.228	—	(0.190)	(0.180)	0.130
0.414	0.581	0.353	0.173	0.184	0.496

(0.174)	(0.351)	(0.353)	(0.363)	(0.364)	(0.366)
(0.174)	(0.351)	(0.353)	(0.363)	(0.364)	(0.366)

$11.710	$11.470	$11.240	$11.240	$11.430	$11.610

3.62%	5.34%	3.17%	1.51%	1.64%	4.39%

$3,014	$3,359	$5,123	$6,003	$7,892	$10,911
1.68%	1.63%	1.60%	1.61%	1.60%	1.62%

1.72%	1.71%	1.71%	1.73%	1.73%	1.73%
2.95%	3.19%	3.12%	3.17%	3.20%	3.17%

2.91%	3.11%	3.01%	3.05%	3.07%	3.06%
7%	10%	11%	8%	15%	27%

Financial highlights
Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$11.480	$11.250	$11.250	$11.440	$11.630	$11.490

0.175	0.353	0.352	0.363	0.364	0.366
0.239	0.228	—	(0.190)	(0.190)	0.140
0.414	0.581	0.352	0.173	0.174	0.506

(0.174)	(0.351)	(0.352)	(0.363)	(0.364)	(0.366)
(0.174)	(0.351)	(0.352)	(0.363)	(0.364)	(0.366)

$11.720	$11.480	$11.250	$11.250	$11.440	$11.630

3.62%	5.34%	3.16%	1.51%	1.56%	4.47%

$26,316	$19,176	$11,490	$11,535	$13,430	$15,678
1.68%	1.63%	1.60%	1.61%	1.60%	1.62%

1.72%	1.71%	1.71%	1.73%	1.73%	1.73%
2.95%	3.19%	3.12%	3.17%	3.20%	3.17%

2.91%	3.11%	3.01%	3.05%	3.07%	3.06%
7%	10%	11%	8%	15%	27%

Financial highlights
Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.450	$10.300	$10.300	$10.550	$10.700	$10.470

0.217	0.409	0.411	0.435	0.449	0.453
0.300	0.148	—	(0.250)	(0.150)	0.230
0.517	0.557	0.411	0.185	0.299	0.683

(0.217)	(0.407)	(0.411)	(0.435)	(0.449)	(0.453)
(0.217)	(0.407)	(0.411)	(0.435)	(0.449)	(0.453)

$10.750	$10.450	$10.300	$10.300	$10.550	$10.700

4.98%	5.65%	4.04%	1.75%	2.90%	6.65%

$28,593	$22,780	$15,340	$14,817	$13,519	$13,153
0.80%	0.85%	0.85%	0.79%	0.65%	0.66%

1.10%	1.10%	1.09%	1.10%	1.09%	1.12%
4.06%	4.10%	3.97%	4.13%	4.28%	4.29%

3.76%	3.85%	3.73%	3.82%	3.84%	3.83%
2%	36%	28%	14%	20%	13%

Financial highlights
Delaware Tax-Free New York Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.420	$10.270	$10.280	$10.530	$10.670	$10.450

0.177	0.334	0.333	0.357	0.370	0.374
0.300	0.148	(0.010)	(0.250)	(0.140)	0.220
0.477	0.482	0.323	0.107	0.230	0.594

(0.177)	(0.332)	(0.333)	(0.357)	(0.370)	(0.374)
(0.177)	(0.332)	(0.333)	(0.357)	(0.370)	(0.374)

$10.720	$10.420	$10.270	$10.280	$10.530	$10.670

4.60%	4.88%	3.17%	0.99%	2.23%	5.77%

$830	$1,018	$1,549	$2,164	$2,858	$3,023
1.55%	1.60%	1.60%	1.54%	1.40%	1.41%

1.85%	1.85%	1.84%	1.85%	1.84%	1.87%
3.31%	3.35%	3.22%	3.38%	3.53%	3.54%

3.01%	3.10%	2.98%	3.07%	3.09%	3.08%
2%	36%	28%	14%	20%	13%

Financial highlights
Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.420	$10.270	$10.280	$10.530	$10.670	$10.450

0.177	0.333	0.333	0.357	0.370	0.376
0.300	0.148	(0.010)	(0.250)	(0.140)	0.220
0.477	0.481	0.323	0.107	0.230	0.596

(0.177)	(0.331)	(0.333)	(0.357)	(0.370)	(0.376)
(0.177)	(0.331)	(0.333)	(0.357)	(0.370)	(0.376)

$10.720	$10.420	$10.270	$10.280	$10.530	$10.670

4.60%	4.88%	3.17%	0.99%	2.23%	5.80%

$9,052	$5,651	$2,049	$2,131	$2,068	$886
1.55%	1.60%	1.60%	1.54%	1.40%	1.41%

1.85%	1.85%	1.84%	1.85%	1.84%	1.87%
3.31%	3.35%	3.22%	3.38%	3.53%	3.54%

3.01%	3.10%	2.98%	3.07%	3.09%	3.08%
2%	36%	28%	14%	20%	13%

Notes to financial statements
Delaware multiple state tax-free funds	Six Months Ended February 28, 2010 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds are individually referred to as a “Trust” and collectively as the “Trusts.” These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund (each, a “Fund” or, collectively, the “Funds”). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a “Board” and collectively, the “Boards”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (August 31, 2006 – August 31, 2009), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended February 28, 2010.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Funds adopted the Codification for the six months ended February 28, 2010. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

Notes to financial statements
Delaware multiple state tax-free funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed specified percentages of average daily net assets as shown below until such time as the waivers are discontinued. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds.

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Effective September 11, 2009
and renewed January 1, 2010
operating expense limitation
as a percentage of
average daily net assets
(per annum)	—%	0.57%	—%	—%	0.55%

Through December 31, 2009,
operating expense limitation
as a percentage of
average daily net assets
(per annum)	0.50%	0.63%	0.64%	0.65%	0.60%
Expiration date	12/31/09	12/31/09	12/31/09	12/31/09	12/31/09

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended February 28, 2010, each Fund was charged for these services as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$3,106	$2,020	$6,158	$2,867	$839

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 28, 2010, each Fund had liabilities payable to affiliates as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Investment management
fee payable to DMC	$46,305	$21,848	$104,795	$51,238	$ 5,791
Dividend disbursing,
transfer agent, fund
accounting oversight
fees and other expenses
payable to DSC	4,154	3,149	8,487	3,804	2,097
Distribution fees
payable to DDLP	30,211	25,734	56,655	39,848	12,517
Other expenses payable to
DMC and affiliates*	4,729	3,153	9,579	4,627	1,367

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees, and trustees’ fees.

Notes to financial statements
Delaware multiple state tax-free funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 28, 2010, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$4,005	$2,617	$7,991	$3,747	$1,108

For the six months ended February 28, 2010, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$4,906	$2,932	$13,520	$27,227	$18,569

For the six months ended February 28, 2010, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B, and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Class A	$—	$—	$—	$—	$—
Class B	860	230	303	462	—
Class C	445	308	459	7,192	828

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2010, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Purchases	$8,990,919	$8,485,477	$15,582,684	$16,827,186	$7,591,797
Sales	17,881,010	9,960,648	11,352,945	3,794,625	339,868

At February 28, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2010, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Cost of
investments	$115,735,553	$81,772,727	$242,364,999	$115,511,902	$36,683,112
Aggregate
unrealized
appreciation	$5,072,610	$3,193,249	$11,315,281	$5,689,613	$2,166,170
Aggregate
unrealized
depreciation	(1,118,221)	(3,263,987)	(5,043,224)	(411,627)	(320,393)
Net unrealized
appreciation
(depreciation)	$3,954,389	$(70,738)	$6,272,057	$5,277,986	$1,845,777

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs, which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

Notes to financial statements
Delaware multiple state tax-free funds

3. Investments (continued)

The following table summarizes the valuation of the Funds’ investments by fair value hierarchy levels as of February 28, 2010:

	Delaware Tax-Free Arizona Fund
	Level 2
Municipal Bonds	$119,689,942

	Delaware Tax-Free California Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$81,190,899	$81,190,899
Short-Term	311,090	200,000	511,090
Total	$311,090	$81,390,899	$81,701,989

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$246,100,406	$246,100,406
Short-Term	2,536,650	—	2,536,650
Total	$2,536,650	$246,100,406	$248,637,056

	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$119,062,204	$119,062,204
Short-Term	1,727,684	—	1,727,684
Total	$1,727,684	$119,062,204	$120,789,888

	Delaware Tax-Free New York Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$36,928,889	$36,928,889
Short-Term	—	1,600,000	1,600,000
Total	$—	$38,528,889	$38,528,889

There were no Level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Funds’ year ending August 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2010 and the year ended August 31, 2009 was as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Six Months Ended 2/28/10*
Tax-exempt income	$2,329,053	$1,721,593	$5,049,157	$1,969,503	$639,398
Ordinary income	74,189	50,415	122,743	95,664	12,280
Total	$2,403,242	$1,772,008	$5,171,900	$2,065,167	$651,678

Year Ended 8/31/09
Tax-exempt income	$4,956,787	$3,385,072	$10,156,494	$3,483,707	$894,982
Ordinary income	—	—	12,530	—	—
Total	$4,956,787	$3,385,072	$10,169,024	$3,483,707	$894,982

*Tax information for the period ended February 28, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Notes to financial statements
Delaware multiple state tax-free funds

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2010, the estimated components of net assets on a tax basis were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Shares of
beneficial
interest	$117,512,086	$82,343,166	$246,563,644	$117,058,432	$36,641,785
Distributions
payable	(76,597)	(59,199)	(170,577)	(81,767)	(22,704)
Undistributed
tax-exempt
income	102,794	77,986	176,829	70,466	22,053
Realized gains
9/1/09 –
2/28/10	853,852	217,477	677,120	99,011	3,270
Post-October
losses	—	(88,772)	—	—	—
Capital loss
carryforwards as
of 8/31/09	(1,448,471)	(227,694)	(5,101,953)	(89,623)	(14,929)
Unrealized
appreciation
(depreciation) of
investments	3,954,389	(70,738)	6,272,057	5,277,986	1,845,777
Net assets	$120,898,053	$82,192,226	$248,417,120	$122,334,505	$38,475,252

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2009 through February 28, 2010 that, in accordance with federal income tax regulations, each Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2010, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Undistributed
(distributions in excess of)
net investment income	$(8,152)	$(569)	$(7,768)	$19,616	$(3,556)
Accumulated net realized
gain (loss)	8,152	569	7,768	(19,616)	3,556

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2009 will expire as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
Year of	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Expiration	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
2010	$—	$—	$—	$9,312	$—
2011	—	6,039	—	—	—
2012	1,448,471	—	2,796,560	—	—
2013	—	—	57,695	—	—
2014	—	—	2,203,520	23,435	—
2015	—	—	—	56,876	—
2016	—	221,655	44,178	—	14,929
Total	$1,448,471	$227,694	$5,101,953	$89,623	$14,929

For the six months ended February 28, 2010, the Funds had capital gains which may reduce capital loss carryforwards.

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$853,852	$217,477	$677,120	$99,011	$3,270

Notes to financial statements
Delaware multiple state tax-free funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/10	8/31/09	2/28/10	8/31/09	2/28/10	8/31/09
Shares sold:
Class A	238,804	756,808	490,841	825,013	852,300	1,387,638
Class B	—	1,968	6,562	9,030	—	1,049
Class C	55,074	102,547	91,322	208,816	243,575	281,038

Shares issued upon reinvestment of dividends and distributions:
Class A	105,105	207,965	79,230	152,565	295,109	595,084
Class B	4,646	12,138	5,784	13,524	1,884	4,925
Class C	10,074	13,735	22,204	35,227	18,459	24,239
	413,703	1,095,161	695,943	1,244,175	1,411,327	2,293,973

Shares repurchased:
Class A	(1,014,731)	(1,879,717)	(465,208)	(1,444,076)	(1,128,914)	(2,677,810)
Class B	(176,171)	(307,293)	(119,828)	(167,397)	(69,963)	(124,079)
Class C	(52,384)	(267,390)	(162,564)	(358,482)	(75,544)	(141,654)
	(1,243,286)	(2,454,400)	(747,600)	(1,969,955)	(1,274,421)	(2,943,543)
Net increase
(decrease)	(829,583)	(1,359,239)	(51,657)	(725,780)	136,906	(649,570)

	Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	2/28/10	8/31/09	2/28/10	8/31/09
Shares sold:
Class A	622,761	1,615,020	617,416	1,035,723
Class B	727	5,765	880	4,787
Class C	691,613	758,087	408,631	396,933

Shares issued upon reinvestment of dividends and distributions:
Class A	107,707	171,510	32,700	40,258
Class B	3,065	8,957	768	2,303
Class C	22,010	22,570	14,843	6,249
	1,447,883	2,581,909	1,075,238	1,486,253

Shares repurchased:
Class A	(324,505)	(679,777)	(169,691)	(385,163)
Class B	(39,213)	(177,717)	(21,974)	(60,185)
Class C	(138,424)	(131,937)	(121,254)	(60,407)
	(502,142)	(989,431)	(312,919)	(505,755)
Net increase	945,741	1,592,478	762,319	980,498

For the six months ended February 28, 2010 and the year ended August 31, 2009, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six Months Ended			Year Ended
	2/28/10			8/31/09
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Arizona Fund	108,371	108,467	$1,231,308	126,754	126,825	$1,338,820
Delaware Tax-Free
California Fund	58,900	59,124	649,036	92,283	92,659	913,283
Delaware Tax-Free
Colorado Fund	29,504	29,506	319,777	28,997	29,016	288,928
Delaware Tax-Free
Idaho Fund	20,438	20,403	238,806	58,929	58,820	644,988
Delaware Tax-Free
New York Fund	21,600	21,539	231,114	33,488	33,413	327,019

7. Line of Credit

The Funds, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participate in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Funds had no amounts outstanding as of February 28, 2010 or at any time during the period then ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, as applicable, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse

Notes to financial statements
Delaware multiple state tax-free funds

8. Credit and Market Risk (continued)

impact on the value of insured bonds held in the Funds. At February 28, 2010, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified in the statements of net assets.

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
40%	20%	23%	31%	11%

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service Inc., Standard & Poor’s Rating Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of February 28, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP, and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Funds. On January 4, 2010, the new investment management agreement between DMC and the Funds that was approved by the shareholders became effective.

11. Subsequent Events

Management has evaluated whether any events or transactions occurred subsequent to February 28, 2010 through April 15, 2010, the date of issuance of the Funds’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)
Delaware multiple state tax-free funds

Proxy Results

At Joint Special Meetings of Shareholders of Voyageur Insured Funds, on behalf of Delaware Tax-Free Arizona Fund; Voyageur Mutual Funds, on behalf of Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund; and Voyageur Mutual Funds II, on behalf of Delaware Tax-Free Colorado Fund (Voyageur Insured Funds, Voyageur Mutual Fund, and Voyageur Mutual Funds II hereinafter each, a “Trust” and collectively, the “Trusts” and Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund hereinafter each, a “Fund” and collectively, the “Funds”) held on November 12, 2009 and reconvened on December 17, 2009 for Delaware Tax-Free California Fund, December 4, 2009 for Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund only and March 16, 2010, the shareholders of each Fund voted to (i) elect a Board of Trustees for each Trust; and to (ii) approve new investment advisory agreements between each Trust, on behalf of the respective Fund(s), and Delaware Management Company, respectively. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for each Trust.

Voyageur Insured Funds

		% of	% of		% of	% of
		outstanding	shares		outstanding	shares
	Shares voted for	shares	voted	Shares withheld	shares	voted
Thomas L. Bennett	7,510,444.878	65.587	94.052	474,979.649	4.148	5.948
Patrick P. Coyne	7,510,706.365	65.589	94.055	474,718.162	4.146	5.945
John A. Fry	7,512,009.667	65.600	94.072	473,414.860	4.135	5.928
Anthony D. Knerr	7,512,519.072	65.605	94.078	472,905.455	4.130	5.922
Lucinda S. Landreth	7,506,669.072	65.554	94.005	478,755.455	4.181	5.995
Ann R. Leven	7,506,669.072	65.554	94.005	478,755.455	4.181	5.995
Thomas F. Madison	7,510,196.960	65.585	94.049	475,227.567	4.150	5.951
Janet L. Yeomans	7,506,669.072	65.554	94.005	478,755.455	4.181	5.995
J. Richard Zecher	7,512,009.667	65.600	94.072	473,414.860	4.135	5.928

Voyageur Mutual Funds

		% of	% of		% of	% of
		outstanding	shares		outstanding	shares
	Shares voted for	shares	voted	Shares withheld	shares	voted
Thomas L. Bennett	27,534,201.174	64.687	94.418	1,627,955.392	3.825	5.582
Patrick P. Coyne	27,538,840.631	64.698	94.433	1,623,315.935	3.814	5.567
John A. Fry	27,541,310.882	64.704	94.442	1,620,845.684	3.808	5.558
Anthony D. Knerr	27,543,108.286	64.708	94.448	1,619,048.280	3.804	5.552
Lucinda S. Landreth	27,542,973.819	64.708	94.448	1,619,182.747	3.804	5.552
Ann R. Leven	27,540,505.439	64.702	94.439	1,621,651.127	3.810	5.561
Thomas F. Madison	27,534,959.779	64.689	94.420	1,627,196.787	3.823	5.580
Janet L. Yeomans	27,539,087.174	64.698	94.434	1,623,069.392	3.814	5.566
J. Richard Zecher	27,532,297.843	64.683	94.411	1,629,858.723	3.829	5.589

Voyageur Mutual Funds II

		% of	% of		% of	% of
		outstanding	shares		outstanding	shares
	Shares voted for	shares	voted	Shares withheld	shares	voted
Thomas L. Bennett	14,479,703.149	63.926	97.135	427,065.079	1.885	2.865
Patrick P. Coyne	14,469,317.651	63.880	97.065	437,450.577	1.931	2.935
John A. Fry	14,488,749.660	63.966	97.196	418,018.568	1.845	2.804
Anthony D. Knerr	14,482,486.274	63.938	97.154	424,281.954	1.873	2.846
Lucinda S. Landreth	14,488,816.962	63.966	97.196	417,951.266	1.845	2.804
Ann R. Leven	14,478,371.695	63.920	97.126	428,396.533	1.891	2.874
Thomas F. Madison	14,378,358.428	63.478	96.455	528,409.800	2.333	3.545
Janet L. Yeomans	14,486,139.464	63.954	97.178	420,628.764	1.857	2.822
J. Richard Zecher	14,486,180.936	63.954	97.179	420,587.292	1.857	2.821

2.	To approve a new investment advisory agreement between each Trust, on behalf of the respective Fund(s), and Delaware Management Company.

Delaware Tax-Free Arizona Fund
Shares Voted For	5,503,268.604
Percentage of Outstanding Shares	48.059%
Percentage of Shares Voted	68.305%
Shares Voted Against	318,946.724
Percentage of Outstanding Shares	2.785%
Percentage of Shares Voted	3.958%
Shares Abstained	303,633.649
Percentage of Outstanding Shares	2.651%
Percentage of Shares Voted	3.769%
Broker Non-Votes	1,931,085.658

Other Fund information
(Unaudited)
Delaware multiple state tax-free funds

Proxy Results (continued)

Delaware Tax-Free California Fund
Shares Voted For	3,161,738.551
Percentage of Outstanding Shares	42.260%
Percentage of Shares Voted	67.222%
Shares Voted Against	113,090.044
Percentage of Outstanding Shares	1.512%
Percentage of Shares Voted	2.404%
Shares Abstained	269,836.501
Percentage of Outstanding Shares	3.606%
Percentage of Shares Voted	5.737%
Broker Non-Votes	1,158,761.563

Delaware Tax-Free Colorado Fund
Shares Voted For	10,641,098.445
Percentage of Outstanding Shares	46.979%
Percentage of Shares Voted	70.809%
Shares Voted Against	394,714.534
Percentage of Outstanding Shares	1.742%
Percentage of Shares Voted	2.627%
Shares Abstained	468,241.663
Percentage of Outstanding Shares	2.068%
Percentage of Shares Voted	3.115%
Broker Non-Votes	3,523,768.881

Delaware Tax-Free Idaho Fund
Shares Voted For	4,722,925.538
Percentage of Outstanding Shares	50.058%
Percentage of Shares Voted	67.836%
Shares Voted Against	490,745.060
Percentage of Outstanding Shares	5.202%
Percentage of Shares Voted	7.049%
Shares Abstained	198,509.218
Percentage of Outstanding Shares	2.104%
Percentage of Shares Voted	2.851%
Broker Non-Votes	1,550,081.012

Delaware Tax-Free New York Fund
Shares Voted For	1,323,953.644
Percentage of Outstanding Shares	45.593%
Percentage of Shares Voted	67.540%
Shares Voted Against	18,938.743
Percentage of Outstanding Shares	0.652%
Percentage of Shares Voted	0.966%
Shares Abstained	60,164.796
Percentage of Outstanding Shares	2.072%
Percentage of Shares Voted	3.069%
Broker Non-Votes	557,205.446

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments® Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”), which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).

Other Fund information
(Unaudited)
Delaware multiple state tax-free funds

Board Consideration of New Investment Advisory Agreement (continued)

In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);

  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments® Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware Investments Fund for the same class of shares in another Delaware Investments Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory

Other Fund information
(Unaudited)
Delaware multiple state tax-free funds

Board Consideration of New Investment Advisory Agreement (continued)

Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

Comparative Expenses. The Trustees also considered expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

Management Profitability. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

Other Fund information
(Unaudited)
Delaware multiple state tax-free funds

Board Consideration of New Investment Advisory Agreement (continued)

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

Economies of Scale. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments® Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements; (ii) such benefits did not impose a cost or burden on the Funds or their shareholders; and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

Board Review of Macquarie Group. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

Other Fund information
(Unaudited)
Delaware multiple state tax-free funds

Board Consideration of New Investment Advisory Agreement (continued)

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

Conclusion. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR MUTUAL FUNDS

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 5, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 5, 2010

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 5, 2010